                                             Registration Statement No. 33-43628
                                                                        811-6465

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 24

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 24

                           THE TRAVELERS SERIES TRUST
                           (Exact name of Registrant)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (860) 277-0111

                                ERNEST J. WRIGHT
                       Secretary to the Board of Trustees
                           The Travelers Series Trust
                                One Tower Square
                           Hartford, Connecticut 06183
                     (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective (check appropriate box):

        / /    immediately upon filing pursuant to paragraph (b).
        / /    on May 1, 1999 pursuant to paragraph (b).
        / /    60 days after filing pursuant to paragraph (a)(1).
        /X/    on April 14, 1999 pursuant to paragraph (a)(1)
        / /    75 days after filing pursuant to paragraph (a)(2).
        / /    on __________ pursuant to paragraph (a)(2) of Rule 485.
        / /    on __________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

        / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                           THE TRAVELERS SERIES TRUST

Disciplined Mid Cap Stock Portfolio
Disciplined Small Cap Stock Portfolio
Jurika & Voyles Core Equity Portfolio
Large Cap Portfolio
Lazard International Stock Portfolio
MFS Research Portfolio
NWQ Large Cap Portfolio
Strategic Stock Portfolio
U.S. Government Securities Portfolio

The Travelers Series Trust (the "Trust") is an open-end management investment company (mutual fund) consisting of multiple portfolios, each with its own investment objectives and policies. Only the Portfolios (the "Fund(s)") listed above are described in this prospectus.

Fund shares are offered only to separate accounts of The Travelers Insurance Company and The Travelers Life and Annuity Company (together, "The Travelers"). The Funds serve as funding options for certain variable annuity and variable life insurance contracts issued by The Travelers.

                                ONE TOWER SQUARE
                          HARTFORD, CONNECTICUT 06183
                           TELEPHONE 1-800-    -

                                   PROSPECTUS

                                  May 1, 1999

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE SERIES TRUST SHARES AS AN INVESTMENT AND HAS NOT DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS AGAINST THE LAW FOR ANYONE TO TELL YOU OTHERWISE. AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    CONTENTS

                                                                                                Page
                                             GOALS AND INVESTMENTS                                3

                                                Disciplined Mid Cap Stock Portfolio               3

                                                Disciplined Small Cap Stock Portfolio             4

                                                Jurika & Voyles Core Equity Portfolio             5

                                                Large Cap Portfolio                               6

                                                Lazard International Stock Portfolio              7

                                                MFS Research Portfolio                            8

                                                NWQ Large Cap Portfolio                           9

                                                Strategic Stock Portfolio                        10

                                                U.S. Government Securities Portfolio             11

                                             INVESTMENTS AND PRACTICES                           12

                                             MANAGEMENT                                          15

                                                Public Fund Performance                          17

                                             LEGAL PROCEEDINGS                                   18

                                             YEAR 2000 COMPLIANCE                                18

                                             EURO CONVERSION                                     18

                                             SHARE TRANSACTIONS AND PRICING                      18

                                             TAX CONSEQUENCES OF DIVIDENDS AND DISTRIBUTIONS     20

                                             FINANCIAL HIGHLIGHTS                                21

                                             APPENDIX A                                         A-1

The Travelers Series Trust
consists of 20 separate
investment funds, each with
its own investment
objectives, strategies,
return potential and risks.
Only those funds listed to
the right are described in
this prospectus.

                               INVESTMENT ADVISER

Travelers Asset Management International Corporation ("TAMIC") serves as investment adviser for each of the Funds. TAMIC is an indirect wholly owed subsidiary of Citigroup, Inc. TAMIC has each engaged subadvisers to provide an investment program for certain Funds.

                      DISCIPLINED MID CAP STOCK PORTFOLIO

                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC

FUND'S OBJECTIVE:  Growth of capital
                                                SUBADVISER:  Travelers
                                                             Investment
                                                             Management Company
KEY INVESTMENTS:   Common stock of U.S.
                   companies
                   ("TIMCO")

                                                PORTFOLIO MANAGER:  Sandip
                                                Bhagat

SELECTION PROCESS: The Fund invests primarily in the stock of mid-size and smaller companies, representing various industries. The subadviser selects stock with a qualitative screening process that seeks attractive relative value and earnings growth. The subadviser manages the Fund to mirror the Standard & Poor's 400 stock index, a value-weighted stock index consisting of 400 mid-size companies. With this approach, stocks are evaluated based on the following characteristics:

     - price/earnings ratios and expected long-term growth
     - trends and magnitudes of earnings
     - earnings surprises
     - changes in analysts' earnings estimates
     - overall contribution to total portfolio risk
     - analysis of short-term price changes
     - underpricing on a risk-adjusted basis
       relative to the S&P 400 Index

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may invest in various other types of securities and engage in other investment techniques and strategies which are not the principal focus of the Fund. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to equities risk, including small company risk. For a full description of this type of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to the Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with Standard & Poor's 400 Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998
                (The Fund commenced operations on April 1, 1997)

                       1 year    Life of Fund
                       ------    ------------
Disc. Mid Cap Stock

S&P 400

Best Quarter:                                      Q# [2 digit year]      %

Worst Quarter:                                     Q# [2 digit year]      %

                     DISCIPLINED SMALL CAP STOCK PORTFOLIO

                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC
                                                SUBADVISER:  TIMCO

                                                PORTFOLIO MANAGER:  Sandip
                                                Bhagat
FUND'S OBJECTIVE:  Long-term capital
                   appreciation

KEY INVESTMENTS:   Common stock of small U.S.
                   companies

SELECTION PROCESS: The Fund invests primarily in the stock of mid-size and small companies, representing various industries. The Fund's subadviser selects stock with a qualitative screening process to identify stocks of attractive relative value and earning growth. The subadviser manages the Fund to mirror the Russell 2000 Stock Index in terms of overall risk, economic sector weightings, and market capitalizations, although the Fund is not limited to stocks that comprise the Index. With this approach, stocks are evaluated based on the following characteristics:

     - price/earnings ratios and expected long-term growth
     - trends and magnitudes of earnings
     - earnings surprises
     - changes in analysts' earnings estimates
     - overall contribution to total portfolio risk
     - analysis of short-term price changes
     - underpricing on a risk-adjusted basis
        relative to the S&P 400 Index

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may invest in various other types of securities and engage in other investment techniques and strategies which are not the principal focus of the Fund. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to equities risk, including small companies risk. For a full description of these types of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to the Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The table below shows how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Russell 2000 Index. Past performance can give some information of the Fund's risk, but does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998
(The Fund commenced operations on May 1, 1998)

                         Life of Fund
                         ------------
Disciplined Small Cap

Russell 2000

Best Quarter:                                      Q# [2 digit year]      %
Worst Quarter:                                     Q# [2 digit year]      %

                     JURIKA & VOYLES CORE EQUITY PORTFOLIO
                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC

                                                SUBADVISER:  Jurika & Voyles,
                                                             LLP

                                                PORTFOLIO MANAGER:  Peter Goetz
FUND'S OBJECTIVE:  Long-term capital
                   appreciation

KEY INVESTMENTS:   Common stock of mid-size to
                   large companies

SELECTION PROCESS: The Fund normally invests at least 65% of its assets in the common stock of companies with market capitalizations of $500 million and over. The Fund seeks value in quality companies normally offering relatively lower price-to-earnings ratios and higher earnings growth rates. The subadviser emphasizes in-house research, which includes personal contacts, site visits and meetings with company management. The Fund's subadviser uses a growth and value approach to evaluate stocks demonstrating potential capital growth based upon the following characteristics:

- earnings growth and predictability
- high return on equity
- leading/strong market positions
- experienced management team
- established record of profitability
- strong financial position
- strong cash flow
- established industry position
- management holds significant equity position
- healthy balance sheet with low corporate debt

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may also invest up to 25% of its total assets in U.S. dollar-denominated foreign securities. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to equities risk, including smaller companies risk, and foreign securities risk. For a full description of these types of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to the Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The table below shows how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Russell 500 Mid Cap Stock and the Russell 3000 Indices. Past performance can give some indication of the Fund's risk, but does not guarantee future results.

                    AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31
                   (Fund commenced operations on May 1, 1998)

                               Life of Fund
                               ------------
Jurika & Voyles Core Equity
Russell 500 Mid Cap
Russell 3000

Best Quarter:                                      Q# [2 digit year]      %
Worst Quarter:                                     Q# [2 digit year]      %

                              LARGE CAP PORTFOLIO

                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC

                                                SUBADVISER:  Fidelity Management
                                                &   Research Company ("FMR")

                                                PORTFOLIO MANAGER:  Karen
                                                                    Firestone
FUND'S OBJECTIVE:  Long-term growth of capital

KEY INVESTMENTS:   Common stock of companies
                   with large capitalizations

SELECTION PROCESS: The Fund normally invests at least 65% of its total assets in the equity securities of companies with market capitalizations of $1 billion or more at the time of the Fund's investment. The Fund may invest in companies of any industry and may invest in both foreign and domestic issuers. The Fund may invest in either "growth" or "value" stocks. The subadviser uses a fundamental analysis of each issuer's financial condition and industry position as well as market and economic conditions to select investments. Factors for stock selection include but are not limited to growth potential, earnings estimates and strength of management.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may also invest in securities of companies with market capitalizations of less than $1 billion. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to equities risk, and is also subject to foreign and emerging market securities risk. For a full description of these types of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments and their associated risks, available to the Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the S&P 500 Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.

     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31

[BAR GRAPH]

               The Fund commenced operations on August 30, 1996.

Best Quarter:                                            Q# [2 digit year]     %
Worst Quarter:                                           Q# [2 digit year]     %

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998

                     1 year    Life of Fund
                     ------    ------------

Large Cap
S&P 500

                      LAZARD INTERNATIONAL STOCK PORTFOLIO

                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC

                                                SUBADVISER:  Lazard Asset
                                                             Management

                                                PORTFOLIO MANAGER:  Herbert
                                                Gullquist
FUND'S OBJECTIVE:  Capital appreciation

KEY INVESTMENTS:   Equity securities of non-U.S. companies

SELECTION PROCESS: The Fund's subadviser invests primarily in companies based in Continental Europe, the United Kingdom, and the Pacific Basin, with 80% or more of its total assets invested within at least three foreign countries. The Fund may invest in companies of any size or industry. The Fund's portfolio manager uses a traditional, bottom-up value approach to evaluate stocks demonstrating potential capital growth based upon the following characteristics:

     - low price to earnings ratio
     - high yield
     - inexpensive market worldwide
     - potential for management change
     - potential to improve profitability
     - unrecognized assets
     - strong financial position
     - strong cash flow
     - established industry position
     - industry with positive growth outlook
     - healthy balance sheet with low corporate debt

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund expects to invest in fixed-income securities which are investment grade at time of purchase, short-term money market instruments and convertible bonds. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to foreign and emerging markets securities risk. For a full description of these types of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to the Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Morgan Stanley Capital International -- Europe, Australia and Far East Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.

     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31

[% TOTAL RETURNS BAR GRAPH]

         '97'        '98'
         ----        ----
          8.5


                The Fund commenced operations on August 1, 1996.
Best Quarter:                                            Q# [2 digit year]     %
Worst Quarter:                                           Q# [2 digit year]     %

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998

                   1 year    Life of Fund
                   ------    ------------

Lazard Int. Stock
MSCI EAFE Index

                             MFS RESEARCH PORTFOLIO

                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC

                                                SUBADVISER:  Mass. Financial
                                                             Services

                                                PORTFOLIO MANAGER:  Investment
                                                           Committee
FUND'S OBJECTIVE:     Long-term growth of
                      capital and future
                      income

KEY INVESTMENTS:      Common stock and
                      convertible securities

SELECTION PROCESS: The Fund normally invests in at least 80% of its total assets in common stock and related securities of companies of any size. A committee of investment research analysts allocates the Fund's assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the Fund's investment objective within their assigned industry responsibility. The Fund focuses on companies that the subadviser believes have favorable prospects for:

- long-term growth
- superior management
- dominant or growing market share
- attractive valuations based on current and expected earnings or cash flow

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may also invest in foreign securities, as well as securities traded on securities exchanges or in over-the-counter markets. For a complete list of all investments available to the Fund, please refer to Appendix A of this Prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to equities risk, including smaller company risk, and may also be subject to foreign and emerging markets risk, and over-the-counter risk. For a full description of these types of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to the Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The table below shows how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Standard & Poor's 500 Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998
(The Fund commenced operations on May 1, 1998)

                              Life of Fund
                              ------------
MFS Research

S & P 500

Best Quarter:                                      Q# [2 digit year]      %
Worst Quarter:                                     Q# [2 digit year]      %

                            NWQ LARGE CAP PORTFOLIO

                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC

                                                SUBADVISER:  NWQ Investment
                                                             Management Co.

                                                PORTFOLIO MANAGER:  Investment
                                                           Committee
FUND'S OBJECTIVE:  Consistent, superior total
                   return with minimum risk to
                   principal

KEY INVESTMENTS:   Common stock of large
                   companies

SELECTION PROCESS: The Fund normally invests at least 65% of its total assets in the common stock of companies with above-average statistical value that are in fundamentally attractive industries. The Fund's policy is to invest in a universe of 1100 mid-to large size companies, generally based in the United States. The Fund's subadviser uses a value business-trend analysis to research industry and company fundamentals and screen for value characteristics. The subadviser selects stocks demonstrating potential capital growth based upon the following characteristics:

- below-average price-to-earnings ratios
- ratios above-average dividend yield
- strong financial stability
- industries/sectors with strong long-term fundamentals
- below-average price-to-book
- leading/strong market positions
- normalized earnings to value cyclical companies

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may invest in various other types of securities and engage in other investment techniques and strategies which are not the principal focus of the Fund. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to equity risk. For a full description of this type of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to the Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The table below shows how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Standard & Poor's 500 and the Standard & Poor's Barra Value Indices. Past performance can give some indication of the Fund's risk, but does not guarantee future results.

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998
                   (Fund commenced operations on May 1, 1998)

                         Life of Fund
                         ------------
NWQ Large Cap
S & P 500
S & P/Barra Value

Best Quarter:                                      Q# [2 digit year]      %
Worst Quarter:                                     Q# [2 digit year]      %

                           STRATEGIC STOCK PORTFOLIO

                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC

                                                SUBADVISER:  TIMCO

                                                PORTFOLIO MANAGER:  John Lau
FUND'S OBJECTIVE:     Above-average total
                      return through capital
                      Appreciation and
                      dividend income

KEY INVESTMENTS:      Highest dividend-yielding stocks from the Dow Jones
Industrial Average ("DJIA") and a sub-set of the S&P Industrial Index (S&P).

SELECTION PROCESS: First, the subadviser ranks the 30 DJIA stocks by dividend yield. The 10 highest dividend yielding stocks are selected. The other 15 stocks which make up the portfolio are selected from the S&P as follows: Any S&P stocks that are also in the DJIA are removed. Only those stocks that are ranked A or A+ by Standard & Poors are included. The remaining stocks are ranked by market capitalization from highest to lowest, and the lowest 25% are eliminated. The remaining stocks are then ranked according to dividend yield, and the highest 15 are selected. The 10 stocks from the DJIA and the 15 selected from the S&P are combined to create the portfolio.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may also engage in options on equity securities indices, futures contracts on these indices, and options on futures, both for hedging purposes and to seek enhance gains. A complete list of all investment techniques available to this Fund is contained in Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to equity risk, including the risk that a company may not pay dividends to shareholders. For a full description of this type of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments and their associated risks, available to the Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The table below shows how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the DJIA, the S&P Industrial Average, and the S&P 500 Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998
(The Fund commenced operations on May 1, 1998)

                           Life of Fund
                           ------------
Strategic Stock
DJIA
S&P Industrial
S&P 500

Best Quarter:                                      Q# [2 digit year]      %
Worst Quarter:                                     Q# [2 digit year]      %

                      U.S. GOVERNMENT SECURITIES PORTFOLIO

                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC

                                                PORTFOLIO MANAGER:  Joseph
                                                Mullally
FUND'S OBJECTIVE:     Highest credit quality,
                      current income, and
                      total return.

KEY INVESTMENTS:      U.S. Treasury notes and bonds and obligations of U.S.
government instrumentalities and federal agencies.

SELECTION PROCESS: The portfolio manager selects longer duration investments with a focus on income. The portfolio manager considers factors such as interest-rate trends and the yield curve. The Fund may buy when-issued or to-be-announced securities. The instrumentalities, government sponsored enterprises, and federal agency obligations in which the Fund may invest include, but are not limited to, the following:

- Government National Mortgage Association
- Federal Housing Administration
- Export-Import Bank of the United States
- Small Business Administration
- Student Loan Marketing Association
- Tennessee Valley Authority
- Resolution Funding Corporation
- Farm Credit System
- Federal National Mortgage Association
- Federal Home Loan Mortgage Corporation

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may invest in various other types of securities and engage in other investment techniques and strategies which are not the principal focus of the Fund. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to fixed-income security risk. For a full description of this type of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to the Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Lehman Government Bond Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.

  YEAR-BY-YEAR % TOTAL RETURNS AS OF
                 12/31
[% TOTAL RETURNS BAR GRAPH]

       '93'        '94'          '95'         '96'       '97'        '98'
       ----        ----          ----         ----       ----        ----
       7.90       -5.64         24.42         1.46      12.62

                  This Fund commenced operations on 1/24/1992.

Best Quarter:                                            Q# [2 digit year]     %
Worst Quarter:                                           Q# [2 digit year]     %

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998

                        1 year  5 years  Life of Fund
                        ------  -------  ------------
U.S. Govt. Sec.
LGBI

                           INVESTMENTS AND PRACTICES

Each Fund invests in various instruments subject to its particular investment policies. The Funds invest in some or all of the following, as indicated below and in the Statement of Additional Information. For a free copy of the Statement of Additional Information, see the front cover of this prospectus.

EQUITIES
(Disciplined Mid Cap Stock,
Disciplined Small Cap Stock,
Jurika & Voyles Core Equity,
Large Cap Portfolio, Lazard
International Stock, MFS
Research, NWQ Large Cap,
Strategic Stock)               Equity securities include common and preferred
                               stock, warrants, rights, depository receipts and shares, trust certificates, and real estate instruments.

                               Equities are subject to market risk. Many factors affect the stock market prices and dividend payouts of equity investments. These factors include general business conditions, investor confidence in the economy, and current conditions in a particular industry or company. Each company determines whether or not to pay dividends on common stock. Equity securities are subject to financial risks relating to the issuer's earning stability and overall financial soundness. Smaller and emerging growth companies are particularly sensitive to these factors.

                               Equity securities that are traded
                               over-the-counter may be more volatile than exchange-listed stocks, and the Fund may experience difficulty in purchasing or selling these securities at a fair price.

                               When you sell your shares, they may be worth more or less than what you paid for them.

FIXED INCOME INVESTMENTS
(All Funds)                    Each Fund may invest in fixed income securities.
                               Fixed income securities include U.S. government securities, certificates of deposit, and short-term money market instruments. Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                               The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as short-term interest rates fall and decreases as short-term interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond's price is affected by its issuer's credit quality. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.

                               LOWER RATED FIXED INCOME SECURITIES (Jurika & Voyles Core Equity, Large Cap, MFS Research)

                               High-yield, high-risk securities, commonly called "junk bonds," and are considered speculative. While generally providing greater income than investments in higher-quality securities, these securities will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of the security).

FOREIGN SECURITIES
(Large Cap, Lazard
International, MFS Research,
Jurika & Voyles Core Equity,
NWQ Large Cap)
                               An investment in foreign securities involves risk in addition to those of U.S. securities, including possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. The Fund also bears an "information" risk associated with the different accounting, auditing, and financial reporting standards in many foreign countries. If a Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets.

 EMERGING MARKET INVESTMENTS
 (Large Cap, Lazard
 International, MFS
 Research, Jurika & Voyles
 Core Equity, NWQ Large Cap)   Emerging markets offer the potential of
                               significant gains but also involve greater risks than investing in more developed countries.
                               Political or economic instability, lack of market liquidity and government actions, such as currency controls or seizure of private business or property may be more likely in emerging markets.

DERIVATIVES AND HEDGING
TECHNIQUES
(Disciplined Mid Cap,
Disciplined Small Cap, Large
Cap, Lazard International,
MFS Research, NWQ Large Cap,
Strategic Stock, U.S.
Government)                    A Fund may use derivative contracts, such as
                               futures and options on securities, may be used for any of the following purposes:

                               -  To hedge against the economic impact of
                                  adverse changes in the market value of its securities, due to changes in stock market prices, currency exchange rates or interest rates;

                               -  As a substitute for buying or selling
                                  securities

                               -  To enhance return

                               Even a small investment in derivative contracts can have a big impact on a Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing.

                               For a more complete description of derivative and hedging techniques and their associated risks, please refer to the Statement of Additional Information.

OTHER RISK FACTORS

SELECTION RISK
(All Funds)
                               Fund investors are subject to selection risk in that a strategy used, or stock selected, may fail to have the desired effect Specifically, stocks believed to show potential for capital growth may not achieve that growth. Strategies or instruments used to hedge against a possible risk or loss may fail to protect against the particular risk or loss.

TEMPORARY DEFENSIVE POSITIONS
                               The Funds may depart from principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in various types of money market and short-term debt securities. If a Fund takes a temporary defensive position, it is not pursuing its investment goal.

PORTFOLIO TURNOVER:
(Disciplined Mid Cap
Stock, Disciplined
Small Cap Stock,
U.S. Government
Securities)                    The Funds may actively trade portfolio securities
                               in an attempt to achieve their investment objective. Active trading will cause the Funds to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Funds' trading costs and may have an adverse impact on the Funds' performance.

                                   MANAGEMENT

INVESTMENT ADVISER

TRAVELERS ASSET MANAGEMENT INTERNATIONAL CORPORATION ("TAMIC") provides investment advice and, in general, supervises the management and investment program for all the funds described in this prospectus. TAMIC is a registered investment adviser that was incorporated in 1978. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Citigroup, Inc. TAMIC also acts as an investment adviser or subadviser for:

     -  other investment companies used to fund variable products

     -  individual and pooled pension and profit-sharing accounts

     - domestic insurance companies affiliated with The Travelers Insurance Company (which is affiliated with TAMIC)

     -  nonaffiliated insurance companies

For the year ended December 31, 1998, the Funds paid advisory fees to TAMIC as indicated:

                           FUND                                      ANNUAL MANAGEMENT FEE
                                                                 (AS A PERCENTAGE OF THE FUND'S
                                                                   AVERAGE DAILY NET ASSETS)
Disciplined Mid Cap Stock Portfolio.......................                   0.70%
Disciplined Small Cap Stock Portfolio.....................                   0.80%*
Jurika & Voyles Core Equity Portfolio.....................                   0.75%*
Large Cap Portfolio.......................................                   0.75%
Lazard International Stock Portfolio......................                   0.825%
MFS Research Portfolio....................................                   0.80%*
NWQ Large Cap Portfolio...................................                   0.75%*
Strategic Stock Portfolio.................................                   0.60%*
U.S. Government Securities Portfolio......................                   0.3233%

* These funds were not operational for a full year in 1998. Accordingly, the fee indicated is the contract rate.

THE SUBADVISERS AND PORTFOLIO MANAGERS

TAMIC is the sole manager of the U.S. Government Securities Portfolio. Each of the other Funds' investments are managed by a subadviser which is supervised by TAMIC. The table below sets forth the name of each subadviser, if any, and portfolio manager, including the business experience of each fund's portfolio manager for the past 5 years.

--------------------------------------------------------------------------------------------
  FUND                          PORTFOLIO MANAGER               BUSINESS EXPERIENCE
                                AND SUBADVISER                  (1994 TO PRESENT)

--------------------------------------------------------------------------------------------
  DISCIPLINED MID CAP STOCK     Sandip Bhagat                   President and Chief
  PORTFOLIO                     (since 4/97)                    Executive Officer, TIMCO
                                Travelers Investment
                                Management
                                Company ("TIMCO")
                                One Tower Square
                                Hartford, CT
--------------------------------------------------------------------------------------------
  DISCIPLINED SMALL CAP         Sandip Bhagat                   President and Chief
  STOCK PORTFOLIO               (since 5/98)                    Executive Officer, TIMCO
                                One Tower Square
                                Hartford, CT
--------------------------------------------------------------------------------------------
  JURIKA & VOYLES CORE          Peter Goetz, CFA                Vice President, Jurika &
  EQUITY PORTFOLIO              (since 5/98)                    Voyles
                                Jurika & Voyles
                                1999 Harrison Street, Suite     Senior Portfolio Manager,
                                700                             Bank of America
                                Oakland, CA 94612
--------------------------------------------------------------------------------------------
  LARGE CAP PORTFOLIO           Karen Firestone                 Portfolio Manager or
                                (since 5/98)                    Portfolio Analyst of mutual
                                Fidelity Management &           funds and other trust
                                Research Co.                    accounts for FMR and for
                                82 Devonshire Street            Fidelity Management Trust
                                Boston, MA 02109-3614           Company
--------------------------------------------------------------------------------------------
  LAZARD INTERNATIONAL STOCK    Herbert Gullquist               Managing Director and Vice
  PORTFOLIO                     (since 8/96)                    Chairman, Lazard Freres &
                                Lazard Asset Management         Co. LLC
                                30 Rockefeller Plaza
                                New York, NY 10112              Chief Investment Officer,
                                                                Lazard Asset Management
--------------------------------------------------------------------------------------------
  MFS RESEARCH PORTFOLIO        Investment Committee            N/A
                                (since 5/98)
                                Massachusetts Financial
                                Services Co. ("MFS")
                                500 Boylston Street
                                Boston, MA
--------------------------------------------------------------------------------------------
  NWQ LARGE CAP PORTFOLIO       Investment Committee            Ted Freidel: Managing
                                (since 5/98)                    Director and Portfolio
                                Primary Responsibility:         Manger, NWQ since 1983
                                E.C. ("Ted") Friedel and
                                Jeffrey M. Cohen
                                NWQ Investment Management       Jeffrey M. Cohen: Vice
                                Co.                             President and Portfolio
                                2049 Century Park East,         Manager, NWQ, since 1988
                                4th Floor
                                Los Angeles, CA 90067
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
  FUND                          PORTFOLIO MANAGER               BUSINESS EXPERIENCE
                                AND SUBADVISER                  (1994 TO PRESENT)

--------------------------------------------------------------------------------------------
  STRATEGIC STOCK PORTFOLIO     John Lau                        Vice President, Portfolio
                                (since 1/99)                    Management, TIMCO
                                TIMCO
                                One Tower Square                Lead Engineer, United
                                Hartford, CT 06183              Technologies
--------------------------------------------------------------------------------------------
  U.S. GOVERNMENT SECURITIES    Joseph M. Mullally              Senior Vice President, TAMIC
  PORTFOLIO                     (since 1995)
                                No subadviser
--------------------------------------------------------------------------------------------

                            PUBLIC FUND PERFORMANCE

The Funds described in this prospectus ("insurance funds") commenced public sale of their shares on various dates, as is indicated in each Fund Performance section of this prospectus. However, each of these Funds has the same investment objective and follows substantially the same investment strategies as a mutual fund ("public fund") whose shares are sold to the public and managed by the same portfolio managers as a corresponding insurance fund.

Set forth below is the historical performance of the public funds. Investors should not consider the performance data of the public funds as an indication of the future performance of the insurance funds. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the public funds, and not those to be paid by the insurance funds. The figures also do not reflect the deduction of any insurance fees or charges which are imposed in connection with the sale of variable contracts. Investors should refer to the separate account prospectus describing the variable contracts for information pertaining to these insurance fees and charges. The insurance separate account fees will have a detrimental effect on the performance of the insurance funds. Additionally, although it is anticipated that each insurance fund and its corresponding public fund series will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of insurance fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings. The results shown reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by the insurance funds to calculate their own performance.

The following tables show average annualized total returns for the time periods show for the public funds:

         INSURANCE FUND NAME           CORRESPONDING PUBLIC     PUBLIC FUND AVERAGE ANNUAL
                                            FUND NAME                 TOTAL RETURNS
                                                               1 YEAR    5 YEARS    10 YEARS
Disciplined Mid Cap Stock Portfolio
Disciplined Small Cap Stock Portfolio
Jurika & Voyles Core Equity Portfolio
Large Cap Portfolio
Lazard International Stock Portfolio
MFS Research Portfolio
NWQ Large Cap Portfolio
Strategic Stock Portfolio
U.S. Government Securities

                               LEGAL PROCEEDINGS

There are no material pending legal proceedings affecting the Trust, and it has been advised by TAMIC, TIMCO, Jurika & Voyles, Fidelity Management & Research, Lazard Freres & Co., Massachusetts Financial Services, NWQ Investment Management Company, and the Trust's principal underwriter that none of them have any material pending legal proceedings affecting them.

                              YEAR 2000 COMPLIANCE

Generally computer programs were designed without considering the impact of the upcoming change in the century. As a result software and computer systems may need to be upgraded or replaced in order to comply with "Year 2000" requirements. If not corrected, these computer applications could fail or create erroneous results by or at the Year 2000. The business financial condition and results of operation of a company, investment adviser separate account and/or a mutual fund could be materially and adversely affected by the failure of its systems and applications (or those either provided or operated by third-parties) to properly operate or manage dates beyond the year 1999.

The Travelers and its affiliates have investigated the nature and extent of the work required for its computer system to process beyond the turn of the century, and have made progress toward achieving this goal, including upgrading and/or replacing existing systems. The Travelers is confirming with its service providers that they are also in the process of replacing or modifying their systems with the same goal. The Travelers expect that our principal systems will be Year 2000 compliance by early 1999. While these efforts involve substantial costs, The Travelers closely monitors associated costs and continues to evaluate associated risks based on actual expenses. While it is likely that these efforts will be successful, if necessary modifications and conversions are not completed in a timely manner, the Year 2000 requirements could have a material adverse effect on certain operations of the Trust or its Funds.

                                EURO CONVERSION

On January 1, 1999, 11 participating countries in the European Economic Monetary Union (Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) adopted the Euro as their official currency. As of January 1, 1999, governments in participating countries will issue new debt and redenominate existing debt in Euros, although corporations may choose whether to issue stocks or bonds in Euros or the national currency. The new European Central Bank (the "ECB") has assumed responsibility for a uniform monetary policy in participating countries. Currency conversion occurs through a "triangulation" process whereby an amount denominated in one national currency is converted into Euros, which are then be converted into the second national currency. The Euro conversion presents investors with unique risks and uncertainties, including: (1) the readiness of Euro payment, clearing, and other operational systems; (2) the legal treatment of debt instruments and financial contracts denominated in or referring to existing national currencies rather than the Euro; (3) exchange-rate fluctuations between the Euro and non-Euro currencies during the transition period of January 1, 1999 through December 31, 2001 and beyond; (4) potential U.S. tax issues with respect to Fund securities; and (5) the ECB's abilities to manage monetary policies among the participating countries. Three other EU member countries (Denmark, Greece, and the United Kingdom) may convert to the Euro at a later date. These and other factors could adversely affect the value of or income from Fund securities.

                      SHAREHOLDER TRANSACTIONS AND PRICING

Fund shares are currently sold only to insurance company separate accounts in connection with the variable annuity and variable life insurance contracts issued by The Travelers. The term

"shareholder" as used in this prospectus refer to any insurance company separate account that may use Fund shares as a funding option now or in the future. Fund shares are not sold to the general public. Fund shares are sold on a continuing basis without a sales charge at the net asset value next computed after the Fund's custodian receives payment. The separate accounts to which shares are sold, however, may impose sales and other charges, as described in the appropriate contract prospectus.

The Trust currently issues 20 series or Funds, each with only one class of shares. All shares participate equally in dividends and distributions and have equal voting, liquidation and other rights. All shares of a Fund participate equally in dividends and distributions and have equal voting liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and nonassessable by the Trust. Shares are redeemable transferable and freely assignable as collateral. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

PRICING OF FUND SHARES

The offering price of Fund shares is the net asset value or NAV of a single share. Normally NAV is computed as of the close of trading (usually 4:00 p.m. Eastern time) each day the New York Stock Exchange ("Exchange") is open. NAV is calculated by adding the value of a Fund's investments, cash and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

Each Fund's assets are valued primarily based on market value. Short-term money market instruments with remaining maturities of sixty days or less are valued using the amortized-cost method. This method approximates market value and minimizes the effect of charges in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded; the value is then converted into U.S. dollars from the local currency. In cases where market quotations are not readily available or, for foreign securities, if the values have been materially impacted by events occurring after the closing of a foreign market, an asset is valued at fair value as determined in good faith by the Trust's Board of Trustees ("Board"). However, this procedure is not used to determine the value of the securities owned by a Fund if, in the opinion of the Board or the committee appointed by the Board, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded off an exchange would more accurately reflect the fair market value of such securities.

PURCHASES AND REDEMPTIONS

Owners of variable annuity or variable life insurance contracts should follow the purchase and redemption procedures described in the accompanying separate account prospectus. The following is general information with regard to purchases and redemptions of Fund shares by insurance company separate accounts.

Fund shares are purchased and redeemed at the NAV next determined after the Fund receives a purchase or redemption order. NAVs are adjusted for fractions of a cent. Upon redemption, a shareholder may receive more or less than the amount paid at the time of purchase, depending upon changes in the value of the Fund's investment portfolio between purchase and redemption.

The Trust computes each Fund's NAV for purchases and redemptions as of the close of the Exchange on the day that the Trust has received all proper documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day, but not more than seven days later.

The Trust retains the right to refuse a purchase order. The Trust may temporarily suspend the redemption rights or postpone payments when the Exchange is closed (other than on weekends and holidays), when trading on the Exchange is restricted, or when permitted by the SEC.

                TAX CONSEQUENCES OF DIVIDENDS AND DISTRIBUTIONS

Capital gains and dividends are distributed in cash or reinvested in additional Fund shares, without a sales charge. The Trust expects that Fund shares will be held under a variable annuity or variable life insurance contract. Under current tax law, distributions that are left to accumulate in the variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Contract purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to variable annuity or variable life insurance contracts.

Each Fund intends to make distributions of income and capital gains in order to qualify each year as a regulated company under Subchapter M of the Internal Revenue Code. Further, each Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

                              FINANCIAL HIGHLIGHTS
                      DISCIPLINED MID CAP STOCK PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance for the past 3 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request.

                                              YEAR ENDED DECEMBER 31,
                                              -----------------------    APRIL 1, 1997(1)TO
                                                       1998              DECEMBER 31, 1997
Net Asset Value,
Beginning of Period.......................                                     $10.00
Income from Investment Operations:
  Net Investment Income(2)................                                       0.06
  Net Gains or Losses on Securities
  (both realized and unrealized)..........                                       3.37
                                                      ------
  Total from Investment
  Operations..............................                                       3.43
Less Distributions:
  Dividends (from net investment
  Income).................................                                      (0.06)
  Distributions (from capital gains)......                                      (0.90)
  Return of Capital.......................                                         --
Total distributions.......................                                      (0.96)
Net Asset Value, End of Period............                                     $12.47
TOTAL RETURN(3)...........................                                      34.38%
  Net Assets, End of Period
  (thousands).............................                                     $6,169
RATIOS/SUPPLEMENTAL DATA(4)
  Ratio of Expenses to Average Net
  Assets(2)...............................
  Ratio of Net Income to Average
  Net Assets..............................                                       0.85%
  Portfolio turnover rate.................                                         74%

(1) Date operations commenced

(2)

(3) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower had expenses not been reduced during the period shown or if separate account charges had been reflected.

(4) Annualized for periods of less than one year

                              FINANCIAL HIGHLIGHTS
                        DISCIPLINED SMALL CAP PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance since the Fund's inception on May 1, 1998. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 1998 was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request.

                                                 MAY 1, 1998(1) TO
                                                 DECEMBER 31, 1998
Net Asset Value,
Beginning of Period.......................            $10.00
Income from Investment Operations:
  Net Investment Income(2)................
  Net Gains or Losses on Securities
  (both realized and unrealized)..........
  Total from Investment
  Operations..............................
Less Distributions:
  Dividends (from net investment
  Income).................................
  Distributions (from capital gains)......
Total distributions.......................
Net Asset Value, End of Period............
TOTAL RETURN(3)...........................
  Net Assets, End of Period
  (thousands).............................
RATIOS/SUPPLEMENTAL DATA(4)
  Ratio of Expenses to Average Net
  Assets(2)...............................
  Ratio of Net Income to Average Net
  Assets..................................
  Portfolio turnover rate.................

(1) Date operations commenced

(2)

(3)

(4)

                              FINANCIAL HIGHLIGHTS
                     JURIKA & VOYLES CORE EQUITY PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance since the Fund's inception on May 1, 1998. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 1998 was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request.

                                                 MAY 1, 1998(1) TO
                                                 DECEMBER 31, 1998
Net Asset Value,
Beginning of Period.......................            $10.00
Income from Investment Operations:
  Net Investment Income(2)................
  Net Gains or Losses on Securities
  (both realized and unrealized)..........
  Total from Investment
  Operations..............................
Less Distributions:
  Dividends (from net investment
  Income).................................
  Distributions (from capital gains)......
Total distributions.......................
Net Asset Value, End of Period............
TOTAL RETURN(3)...........................
  Net Assets, End of Period
  (thousands).............................
RATIOS/SUPPLEMENTAL DATA(4)
  Ratio of Expenses to Average Net
  Assets(2)...............................
  Ratio of Net Income to Average Net
  Assets..................................
  Portfolio turnover rate.................

(1) Date operations commenced

(2)

(3)

(4)

                              FINANCIAL HIGHLIGHTS
                              LARGE CAP PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance for the past 3 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1997 and 1998 was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. All other periods presented were audited by other independent auditors.

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------    AUGUST 30, 1996(1) TO
                                                1998            1997        DECEMBER 31, 1996
Net Asset Value,
Beginning of Period.......................                    $ 11.29            $10.00
Income from Investment Operations:
  Net Investment Income(2)................                       0.07              0.04
  Net Gains or Losses on Securities
  (both realized and unrealized)..........                       2.54              1.29
                                              -------         -------            ------
  Total from Investment
  Operations..............................                       2.61              1.33
                                                                                 ======
Less Distributions:
  Dividends (from net investment
  Income).................................                      (0.04)            (0.04)
  Distributions (from capital gains)......                      (0.36)               --
                                                              -------            ------
Total distributions.......................                      (0.40)            (0.04)
Net Asset Value, End of Period............                    $ 13.50            $11.29
TOTAL RETURN(3)...........................                      23.41%            13.30%
  Net Assets, End of Period
  (thousands).............................                    $12,070            $3,411
RATIOS/SUPPLEMENTAL DATA(4)
  Ratio of Expenses to Average Net
  Assets(2)...............................
  Ratio of Net Income to Average Net
  Assets..................................                       0.55%             0.98%
  Portfolio turnover rate.................                         60%               57%

(1) Date operations commenced

(2)

(3) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower had expenses not been reduced during the period shown or if separate account charges had been reflected.

(4) Annualized for periods of less than one year

                              FINANCIAL HIGHLIGHTS
                      LAZARD INTERNATIONAL STOCK PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance for the past 3 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1997 and 1998 was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. All other periods presented were audited by other independent auditors.

                                                YEAR ENDED DECEMBER 31,
                                                ------------------------       AUGUST 1, 1996(1)TO
                                                  1998            1997          DECEMBER 31, 1996
Net Asset Value,
Beginning of Period.......................                      $ 10.78               $10.00
Income from Investment Operations:
  Net Investment Income(2)................                         0.05                 0.02
  Net Gains or Losses on Securities
  (both realized and unrealized)..........                         0.87                 0.76
                                                -------         -------               ------
  Total from Investment
  Operations..............................                         0.92                 0.78
                                                                                      ======
Less Distributions:
  Dividends (from net investment
  Income).................................                        (0.09)                  --
  Distributions (from capital gains)......                        (0.04)                  --
                                                                -------               ------
Total distributions.......................                        (0.13)                  --
Net Asset Value, End of Period............                      $ 11.57               $10.78
TOTAL RETURN(3)...........................                         8.50%                7.80%
  Net Assets, End of Period (thousands)...                      $14,229               $4,322
RATIOS/SUPPLEMENTAL DATA(4)
  Ratio of Expenses to Average Net
  Assets(2)...............................
  Ratio of Net Income to Average
  Net Assets..............................                         0.66%                0.42%
  Portfolio turnover rate.................                           22%                   9%

(1) Date operations commenced

(2)

(3) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower had expenses not been reduced during the period shown or if separate account charges had been reflected.

(4) Annualized for periods of less than one year.

                              FINANCIAL HIGHLIGHTS
                             MFS RESEARCH PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance since the Fund's inception on May 1, 1998. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 1998 was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request.

                                                 MAY 1, 1998(1) TO
                                                 DECEMBER 31, 1998
Net Asset Value,
Beginning of Period.......................            $10.00
Income from Investment Operations:
  Net Investment Income(2)................
  Net Gains or Losses on Securities
  (both realized and unrealized)..........
  Total from Investment
  Operations..............................
Less Distributions:
  Dividends (from net investment
  Income).................................
  Distributions (from capital gains)......
Total distributions.......................
Net Asset Value, End of Period............
TOTAL RETURN(3)...........................
  Net Assets, End of Period
  (thousands).............................
RATIOS/SUPPLEMENTAL DATA(4)
  Ratio of Expenses to Average Net
  Assets(2)...............................
  Ratio of Net Income to Average Net
  Assets..................................
  Portfolio turnover rate.................

(1) Date operations commenced

(2)

(3)

(4)

                              FINANCIAL HIGHLIGHTS
                            NWQ LARGE CAP PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance since the Fund's inception on May 1, 1998. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 1998 was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request.

                                                 MAY 1, 1998(1) TO
                                                 DECEMBER 31, 1998
Net Asset Value,
Beginning of Period.......................            $10.00
Income from Investment Operations:
  Net Investment Income(2)................
  Net Gains or Losses on Securities
  (both realized and unrealized)..........
  Total from Investment
  Operations..............................
Less Distributions:
  Dividends (from net investment
  Income).................................
  Distributions (from capital gains)......
Total distributions.......................
Net Asset Value, End of Period............
TOTAL RETURN(3)...........................
  Net Assets, End of Period (thousands)...
RATIOS/SUPPLEMENTAL DATA(4)
  Ratio of Expenses to Average Net
  Assets(2)...............................
  Ratio of Net Income to Average Net
  Assets..................................
  Portfolio turnover rate.................

(1) Date operations commenced

(2)

(3)

(4)

                              FINANCIAL HIGHLIGHTS
                           STRATEGIC STOCK PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance since the Fund's inception on May 1, 1998. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 1998 was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request.

                                                 MAY 1, 1998(1) TO
                                                 DECEMBER 31, 1998
Net Asset Value,
Beginning of Period.......................            $10.00
Income from Investment Operations:
  Net Investment Income(2)................
  Net Gains or Losses on Securities
  (both realized and unrealized)..........
  Total from Investment
  Operations..............................
Less Distributions:
  Dividends (from net investment
  Income).................................
  Distributions (from capital gains)......
Total distributions.......................
Net Asset Value, End of Period............
TOTAL RETURN(3)...........................
  Net Assets, End of Period (thousands)...
RATIOS/SUPPLEMENTAL DATA(4)
  Ratio of Expenses to Average Net
  Assets(2)...............................
  Ratio of Net Income to Average Net
  Assets..................................
  Portfolio turnover rate.................

(1) Date operations commenced

(2)

(3)

(4)

                              FINANCIAL HIGHLIGHTS
                      U.S. GOVERNMENT SECURITIES PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1997 and 1998 was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. All other periods presented were audited by other independent auditors.

                                                        YEAR ENDED DECEMBER 31,
                                                        -----------------------
                                             1998      1997      1996      1995      1994
Net Asset Value,
Beginning of Period.......................            $ 10.86   $ 12.43   $ 10.58   $ 11.63
Income from Investment Operations:
  Net Investment Income...................               0.58      0.68      0.65      0.60
  Net Gains or Losses on Securities (both
  realized and unrealized)................               0.79     (0.52)     1.80     (1.23)
                                            -------
  Total from Investment Operations........               1.37      0.16      2.45     (0.63)
                                                                =======
Less Distributions(1):
  Dividends (from net investment
  Income).................................              (0.58)    (1.55)    (0.60)    (0.39)
  Distributions (from capital gains)......                 --     (0.18)       --     (0.03)
                                                      -------   -------   -------   -------
Total distributions.......................              (0.58)    (1.73)    (0.60)    (0.42)
Net Asset Value, End of Period............            $ 11.65   $ 10.86   $ 12.43   $ 10.58
TOTAL RETURN(2)...........................              12.62%     1.46%    24.42%    (5.64)%
  Net Assets, End of Period
  (thousands).............................            $35,279   $26,009   $28,192   $24,522
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net
  Assets..................................               0.49%     0.62%     0.56%     0.71%
  Ratio of Net Income to Average Net
  Assets..................................               6.10%     5.68%     5.80%     5.56%
  Portfolio turnover rate.................                208%      501%      214%       16%

(1) Distributions from realized gains include both net realized short-term and long-term capital gains. Prior to 1996, net realized short-term capital gains were included in distributions from net investment income.

(2) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower if separate account charges had been reflected.

                                   APPENDIX A

Each Fund invests in various instruments subject to its particular investment policies. The Funds invest in some or all of the following, as indicated below. These techniques and practices are described together with their risks, in the SAI.

---------------------------------------------------------------------------------------------------------------------
  INVESTMENT TECHNIQUES          LARGE   DISCIPLINED   DISCIPLINED   STRATEGIC         NWQ      JURIKA &   U.S. GOV'T
                                 CAP         MID CAP     SMALL CAP       STOCK   LARGE CAP        VOYLES   SECURITIES
                                                                                             CORE EQUITY
---------------------------------------------------------------------------------------------------------------------
 Affiliated Bank Transactions      X
---------------------------------------------------------------------------------------------------------------------
 American Depositary Receipts      X                                                 X            X
---------------------------------------------------------------------------------------------------------------------
 Asset-Backed Mortgage
   Securities                                                                                     X            X
---------------------------------------------------------------------------------------------------------------------
 Bankers Acceptances               X          X             X            X           X            X            X
---------------------------------------------------------------------------------------------------------------------
 Buying Put and Call Options       X          X             X                        X                         X
---------------------------------------------------------------------------------------------------------------------
 Certificates of Deposit           X          X             X            X           X            X            X
---------------------------------------------------------------------------------------------------------------------
 Commercial Paper                  X          X             X            X           X            X            X
---------------------------------------------------------------------------------------------------------------------
 Convertible Securities                                                              X            X
---------------------------------------------------------------------------------------------------------------------
 Corporate Asset-Backed
   Securities                      X                                                              X
---------------------------------------------------------------------------------------------------------------------
 Debt Securities                   X          X                          X           X            X            X
---------------------------------------------------------------------------------------------------------------------
 Emerging Market Securities        X                                                 X
---------------------------------------------------------------------------------------------------------------------
 Equity Securities                 X          X             X            X           X            X
---------------------------------------------------------------------------------------------------------------------
 Floating & Variable Rate
   Instruments                     X          X             X            X           X            X            X
---------------------------------------------------------------------------------------------------------------------
 Foreign Securities                X                                                 X            X
---------------------------------------------------------------------------------------------------------------------
 Forward Contracts on Foreign
   Currency                        X                                                 X
---------------------------------------------------------------------------------------------------------------------
 Futures Contracts                 X          X             X            X           X                         X
---------------------------------------------------------------------------------------------------------------------
 Illiquid Securities               X          X             X                        X            X            X
---------------------------------------------------------------------------------------------------------------------
 Indexed Securities                X
---------------------------------------------------------------------------------------------------------------------
 Index Futures Contracts           X          X             X            X           X                         X
---------------------------------------------------------------------------------------------------------------------
 Investment Company Securities     X          X                          X           X            X            X
---------------------------------------------------------------------------------------------------------------------
 Investment in Unseasoned
   Companies                       X          X             X                        X            X
---------------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities      X          X             X            X           X            X            X
---------------------------------------------------------------------------------------------------------------------
 Letters of Credit                 X          X             X            X           X            X            X
---------------------------------------------------------------------------------------------------------------------
 Loan Participations               X
---------------------------------------------------------------------------------------------------------------------
 Options on Foreign Currencies     X                                                 X
---------------------------------------------------------------------------------------------------------------------
 Options on Index Futures
   Contracts                       X          X             X            X           X                         X
---------------------------------------------------------------------------------------------------------------------
 Options on Stock Indices          X          X             X            X           X
---------------------------------------------------------------------------------------------------------------------
 Other Direct Indebtedness         X
---------------------------------------------------------------------------------------------------------------------
 Real Estate-Related
   Instruments                     X          X             X            X           X            X            X
---------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements             X          X             X            X           X            X            X
---------------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements     X          X             X            X           X            X            X
---------------------------------------------------------------------------------------------------------------------
 Short Sales "Against the Box"     X                        X
---------------------------------------------------------------------------------------------------------------------
 Short-Term Money Market
   Instruments                     X          X             X            X           X            X            X
---------------------------------------------------------------------------------------------------------------------
 Swap Agreements                   X
---------------------------------------------------------------------------------------------------------------------
 Temporary Bank Borrowing          X          X             X            X           X            X            X
---------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities        X          X             X            X           X            X            X
---------------------------------------------------------------------------------------------------------------------
 Variable Amount Master Demand
   Notes                           X          X             X            X           X            X            X
---------------------------------------------------------------------------------------------------------------------
 When-Issued and Delayed
   Delivery Securities             X          X             X                        X            X            X
---------------------------------------------------------------------------------------------------------------------
 Writing Covered Call Options      X          X             X                        X                         X
---------------------------------------------------------------------------------------------------------------------


  INVESTMENT TECHNIQUES                 LAZARD         MFS
                                 INTERNATIONAL    RESEARCH
--------------------------------------------------------------------
 Affiliated Bank Transactions
-------------------------------------------------------------------------------
 American Depositary Receipts          X             X
------------------------------------------------------------------------------------------
 Asset-Backed Mortgage
   Securities
-----------------------------------------------------------------------------------------------------
 Bankers Acceptances                                 X
----------------------------------------------------------------------------------------------------------------
 Buying Put and Call Options           X             X
---------------------------------------------------------------------------------------------------------------------
 Certificates of Deposit               X             X
---------------------------------------------------------------------------------------------------------------------
 Commercial Paper                      X             X
---------------------------------------------------------------------------------------------------------------------
 Convertible Securities                X             X
---------------------------------------------------------------------------------------------------------------------
 Corporate Asset-Backed
   Securities
---------------------------------------------------------------------------------------------------------------------
 Debt Securities                       X             X
---------------------------------------------------------------------------------------------------------------------
 Emerging Market Securities            X             X
---------------------------------------------------------------------------------------------------------------------
 Equity Securities                     X             X
---------------------------------------------------------------------------------------------------------------------
 Floating & Variable Rate
   Instruments                         X             X
---------------------------------------------------------------------------------------------------------------------
 Foreign Securities                    X             X
---------------------------------------------------------------------------------------------------------------------
 Forward Contracts on Foreign
   Currency                            X             X
---------------------------------------------------------------------------------------------------------------------
 Futures Contracts                     X             X
---------------------------------------------------------------------------------------------------------------------
 Illiquid Securities                   X             X
---------------------------------------------------------------------------------------------------------------------
 Indexed Securities                    X
---------------------------------------------------------------------------------------------------------------------
 Index Futures Contracts               X             X
---------------------------------------------------------------------------------------------------------------------
 Investment Company Securities         X             X
---------------------------------------------------------------------------------------------------------------------
 Investment in Unseasoned
   Companies                           X             X
---------------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities          X             X
---------------------------------------------------------------------------------------------------------------------
 Letters of Credit                     X             X
---------------------------------------------------------------------------------------------------------------------
 Loan Participations
---------------------------------------------------------------------------------------------------------------------
 Options on Foreign Currencies         X             X
---------------------------------------------------------------------------------------------------------------------
 Options on Index Futures
   Contracts                           X             X
---------------------------------------------------------------------------------------------------------------------
 Options on Stock Indices              X             X
---------------------------------------------------------------------------------------------------------------------
 Other Direct Indebtedness
---------------------------------------------------------------------------------------------------------------------
 Real Estate-Related
   Instruments                         X             X
---------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                 X             X
---------------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements         X             X
---------------------------------------------------------------------------------------------------------------------
 Short Sales "Against the Box"         X
---------------------------------------------------------------------------------------------------------------------
 Short-Term Money Market
   Instruments                         X             X
---------------------------------------------------------------------------------------------------------------------
 Swap Agreements
---------------------------------------------------------------------------------------------------------------------
 Temporary Bank Borrowing              X             X
---------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities            X             X
---------------------------------------------------------------------------------------------------------------------
 Variable Amount Master Demand
   Notes                               X             X
---------------------------------------------------------------------------------------------------------------------
 When-Issued and Delayed
   Delivery Securities                 X             X
---------------------------------------------------------------------------------------------------------------------
 Writing Covered Call Options          X             X
---------------------------------------------------------------------------------------------------------------------

                           THE TRAVELERS SERIES TRUST

Investors who want more information about the Fund can obtain a statement of additional information ("SAI") which provides more detailed information on a number of topics and is made a part of this prospectus. Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. The Fund's annual report provides a discussion of the market conditions and investment strategies that particularly impact the Fund's performance over the past fiscal year. These documents are free of charge. To obtain a copy, or ask other questions about the fund, do one of the following:
--------------------------------------------------------------------------------
                             CALL -- 1-860-277-0111
--------------------------------------------------------------------------------
             WRITE -- ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
--------------------------------------------------------------------------------
                 ACCESS THE SEC'S WEBSITE -- http://www.sec.gov

Investors may, for a fee, get text-only copies of the above documents from the SEC Public Reference Room at 1-800-SEC-0330 or write to the SEC Public Reference Room, Washington, DC 20549-6009

                           THE TRAVELERS SERIES TRUST

Convertible Bond Portfolio
Disciplined Mid Cap Stock Portfolio
Disciplined Small Cap Stock Portfolio
Equity Income Portfolio
Federated High Yield Stock Portfolio
Federated Stock Portfolio
Large Cap Portfolio
Lazard International Stock Portfolio
MFS Emerging Growth Portfolio
MFS Mid Cap Stock Portfolio
Travelers Quality Bond Portfolio

The Travelers Series Trust (the "Trust") is an open-end management investment company (mutual fund) consisting of multiple portfolios, each with its own investment objectives and policies. Only the portfolios (the "Fund(s)") listed above are described in this prospectus.

Fund shares are offered only to separate accounts of The Travelers Insurance Company and The Travelers Life and Annuity Company (together, "The Travelers"). The Funds serve as funding options for certain variable annuity and variable life insurance contracts issued by The Travelers.

                                ONE TOWER SQUARE
                          HARTFORD, CONNECTICUT 06183
                           TELEPHONE 1-800-    -
                                   PROSPECTUS

                                  May 1, 1999

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE SERIES TRUST SHARES AS AN INVESTMENT AND HAS NOT DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS AGAINST THE LAW FOR ANYONE TO TELL YOU OTHERWISE. AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    CONTENTS

                                                                                                  Page
                                                                                                    3
                                             GOALS AND INVESTMENTS

                                                                                                    3
                                                Convertible Bond Portfolio

                                                                                                    4
                                                Disciplined Mid Cap Stock Portfolio

                                                                                                    5
                                                Disciplined Small Cap Stock Portfolio

                                                                                                    6
                                                Equity Income Portfolio

                                                                                                    7
                                                Federated High Yield Portfolio

                                                                                                    8
                                                Federated Stock Portfolio

                                                                                                    9
                                                Large Cap Portfolio

                                                                                                   10
                                                Lazard International Stock Portfolio

                                                                                                   11
                                                MFS Emerging Growth Portfolio

                                                                                                   12
                                                MFS Mid Cap Growth Portfolio

                                                                                                   13
                                                Travelers Quality Bond Portfolio

                                                                                                   14
                                             INVESTMENTS AND PRACTICES

                                                                                                   16
                                             MANAGEMENT

                                                                                                   16
                                                Public Fund Performance

                                                                                                   20
                                             SHARE TRANSACTIONS AND PRICING

                                                                                                   22
                                             TAX CONSEQUENCES OF DIVIDENDS AND DISTRIBUTIONS

                                                                                                   23
                                             FINANCIAL HIGHLIGHTS

The Travelers Series Trust
consists of 20 separate
investment funds, each with
its own investment
objectives, strategies,
return potential and risks.
Only those funds listed to
the right are described in
this prospectus.

                               INVESTMENT ADVISER

Travelers Asset Management International Corporation ("TAMIC") serves as investment adviser for each Fund. TAMIC is an indirect wholly owned subsidiary of Citigroup, Inc. TAMIC has each engaged subadvisers to provide an investment program for certain Funds.

                           CONVERTIBLE BOND PORTFOLIO
                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC

                                                PORTFOLIO MANAGER:  David A.
                                                Tyson
FUND'S OBJECTIVE:  Current income and capital
                   appreciation

KEY INVESTMENTS:   Fixed-income securities
                   that may be converted into
                   common stock ("convertible
                   securities").

SELECTION PROCESS: The Fund invests at least 65% of its total assets in convertible securities of companies of any size or industry. Some of these securities may have a lower rating (junk bonds) or may be unrated. In evaluating an issuer's creditworthiness, the adviser considers various factors, including:

     - the issuer's financial resources
     - sensitivity to economic conditions and trends
     - regulatory matters
     - ability of the issuer's management

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may invest up to 35% of its total assets in combinations of nonconvertible fixed-income securities and warrants or call options that together resemble convertible securities ("synthetic securities"). The Fund may also write covered call options. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to equities risk, fixed-income securities risk, and lower-quality fixed-income securities risk. For a full description of these types of risk, please refer to the "Investments and Practices" section of this prospectus. A detailed description of the risks associated with all investments available to the Fund, please refer to the SAI.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The table below shows how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table
compares the Fund's performance with [the                Index]. Past
performance can give some indication of the Fund's risk but does not guarantee future results.

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998
                 (The Fund commenced operations on May 1, 1998)

                      Life of Fund
                      ------------
Convertible Bond
[         Index]

Best Quarter:                                      Q# [2 digit year]      %

Worst Quarter:                                     Q# [2 digit year]      %

                      DISCIPLINED MID CAP STOCK PORTFOLIO
                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC

                                                SUBADVISER:  Travelers
                                                             Investment
                                                             Management Company
                                                       ('TIMCO")

                                                PORTFOLIO MANAGER:  Sandip
                                                Bhagat
FUND'S OBJECTIVE:  Growth of capital

KEY INVESTMENTS:   Common stock of U.S.
                   companies

SELECTION PROCESS: The Fund invests primarily in the stock of mid-size and smaller companies, representing various industries.
The subadviser selects stock with a
qualitative screening process that seeks attractive relative value and earnings growth. The subadviser manages the Fund to mirror the Standard & Poor's 400 stock index, a value-weighted stock index consisting of 400 mid-size companies. With this approach, stocks are evaluated based on the following characteristics:

     - price/earnings ratios and expected long-term growth

     - trends and magnitudes of earnings
     - earnings surprises
     - changes in analysts' earnings estimates
     - overall contribution to total portfolio risk
     - analysis of short-term price changes
     - underpricing on a risk-adjusted basis
       relative to the S&P 400 Index

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may invest in various other types of securities and engage in other investment techniques and strategies which are not the principal focus of the Fund. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to equities risk, including small company risk. For a full description of this type of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to the Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with Standard & Poor's 400 Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998
                (The Fund commenced operations on April 1, 1997)

                       1 year    Life of Fund
                       ------    ------------
Disc. Mid Cap

S&P 400

Best Quarter:                                      Q# [2 digit year]      %

Worst Quarter:                                     Q# [2 digit year]      %

                     DISCIPLINED SMALL CAP STOCK PORTFOLIO
                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC

                                                SUBADVISER:  TIMCO

                                                PORTFOLIO MANAGER:  Sandip
                                                Bhagat
FUND'S OBJECTIVE:  Long-term capital
                   appreciation

KEY INVESTMENTS:   Common stock of small U.S.
                   companies

SELECTION PROCESS: The Fund invests primarily in the stock of mid-size and small companies, representing various industries. The Fund's subadviser selects stock with a qualitative screening process to identify stocks of attractive relative value and earning growth. The subadviser manages the Fund to mirror the Russell 2000 Stock Index in terms of overall risk, economic sector weightings, and market capitalizations, although the Fund is not limited to stocks that comprise the Index. With this approach, stocks are evaluated based on the following characteristics:

     - price/earnings ratios and expected long-term growth
     - trends and magnitudes of earnings
     - earnings surprises
     - changes in analysts' earnings estimates
     - overall contribution to total portfolio risk
     - analysis of short-term price changes
     - underpricing on a risk-adjusted basis
       relative to the Russell 2000 Index

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may invest in various other types of securities and engage in other investment techniques and strategies which are not the principal focus of the Fund. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to equities risk, including small companies risk. For a full description of this type of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to the Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE
The table below shows how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Russell 2000 Index. Past performance can give some information of the Fund's risk, but does not guarantee future results.

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998
                 (The Fund commenced operations on May 1, 1998)

                         Life of Fund
                         ------------
Disciplined Small Cap

Russell 2000

Best Quarter:                                      Q# [2 digit year]      %

Worst Quarter:                                     Q# [2 digit year]      %

                            EQUITY INCOME PORTFOLIO

                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC

                                                SUBADVISER:  Fidelity Management
                                                             & Research Company

                                                PORTFOLIO MANAGER:  Stephen
                                                Petersen
FUND'S OBJECTIVE:  Reasonable income

KEY INVESTMENTS:   Income-producing equity
                   securities

SELECTION PROCESS: The Fund normally invests at least 65% of its total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks. The Fund may invest in companies of any size or industry. The Fund's subadviser uses a fundamental analysis of each issuer's financial condition and industry position as well as market and economic conditions to select investments. Factors for stock selection include, but are not limited to, growth potential, earnings estimates and strength of management.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may also invest in all types of domestic, foreign and emerging market securities (both equity and bonds), including lower-rated fixed income securities. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to equities risk, and is also subject to foreign securities and emerging markets risk, and lower-quality fixed-income securities ("junk bonds") risk. For a complete description of these types of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to the Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the S&P 500 Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.

     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31

[BAR GRAPH]

                              EQUITY INCOME
                                PORTFOLIO
'97                               32.05
'98

               The Fund commenced operations on August 30, 1996.

Best Quarter:                                            Q# [2 digit year]     %
Worst Quarter:                                           Q# [2 digit year]     %
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998

                   1 year    Life of Fund
                   ------    ------------

Equity Income
S&P 500

                         FEDERATED HIGH YIELD PORTFOLIO

                             Goals and Investments

                                               INVESTMENT ADVISER:  TAMIC

                                               SUBADVISER:  Federated Investment
                                                            Counseling

                                               PORTFOLIO MANAGERS:  Mark E.
                                               Durbiano
                                                              and Constantine
                                               Kartsonas
FUND'S OBJECTIVE:  High current income

KEY INVESTMENTS:      Lower-quality fixed
                      income securities

SELECTION PROCESS:    The Fund's subadviser
selects high-yield, high-risk corporate debt obligations that are generally rated BBB or lower by Standard & Poor's Ratings Group or Baa or lower by Moody's Investor Service, Inc., or, if unrated, are of comparable quality. There is no minimum acceptable rating for the Fund's investments, and the Fund may purchase or hold securities in the lowest rating category, including securities in default. The Fund also may invest in debt securities with equity features. The subadviser follows certain steps to evaluate the risks associated with these lower-rated securities. These techniques include:

     - independent credit analysis
     - judgment of other investment analysts
     - analysis of issuer's financial soundness and anticipated cash flow
     - markets issuers' current value of assets
     - discussions with issuer's management
     - analysis of current developments and trends in economy and financial

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may invest in zero coupon and payment-in-kind bonds, foreign and emerging market securities, and various asset-backed securities. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to lower-quality fixed-income securities ("junk bonds"), risk and may also be subject to foreign and emerging markets securities risk. For a full description of these types of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments, and associated risks, available to the Fund.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by the Travelers. The table compares the Fund's performance with the Lehman Aggregate Bond Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.

     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31

[BAR GRAPH]

                                FEDERATED
                                HIGH YIELD
                                PORTFOLIO
'97                               15.45
'98

               The Fund commenced operations on August 30, 1996.

Best Quarter:                                            Q# [2 digit year]     %
Worst Quarter:                                           Q# [2 digit year]     %

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998

                      1 year  Life of Fund
                      ------  ------------

Federated High Yield
Lehman Agg. Bond

                           FEDERATED STOCK PORTFOLIO

                             Goals and Investments

                                              INVESTMENT ADVISER:  TAMIC

                                              SUBADVISER:  Federated Investment
                                                           Counseling

                                              PORTFOLIO MANAGER:  Michael P.
                                              Donnelly
FUND'S OBJECTIVE:   Growth of income and
                    capital

KEY INVESTMENTS:   Common stock of high
                   quality companies

SELECTION PROCESS:  The Fund invests
primarily in companies selected on the basis of traditional research techniques, including an analysis of the company's position in its industry, management qualities and characteristics, and resources to finance growth. Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the Adviser limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. Specific stocks are selected for the following qualities:

      - assessment of earnings
      - dividend growth prospects
      - assessment of the risk and volatility of the company's industry
- companies in the top 25% of their industries with regard to revenues
- superior product position
- strong market shares

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may also invest in American Depositary Receipts (ADRs), which represent interests in underlying securities issued by a foreign company. For a complete list of all investments available to this Fund, please refer to Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to equities risk, foreign and emerging market securities risk, and sector risk. For a full description of these risks, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to the Fund.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the S&P 500 Index. Past performance can give some indication of the Fund's risk but does not guarantee future performance.

     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31

[BAR GRAPH]

                                 FEDERATED
                              STOCK PORTFOLIO
'97                                33.41
'98

               The Fund commenced operations on August 30, 1996.

Best Quarter:                                            Q# [2 digit year]     %
Worst Quarter:                                           Q# [2 digit year]     %

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998

                    1 year    Life of Fund
                    ------    ------------

Federated Stock
S&P 500

                              LARGE CAP PORTFOLIO

                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC

                                                SUBADVISER:  Fidelity Management
                                                             & Research Company

                                                PORTFOLIO MANAGER:  Karen
                                                                    Firestone
FUND'S OBJECTIVE:  Long-term growth of capital

KEY INVESTMENTS:   Common stock of companies
                   with large capitalizations

SELECTION PROCESS: The Fund normally invests at least 65% of its total assets in the equity securities of companies with market capitalizations of $1 billion or more at the time of the Fund's investment. The Fund may invest in companies of any industry and may invest in both foreign and domestic issuers. The Fund may invest in either "growth" or "value" stocks. The subadviser uses a fundamental analysis of each issuer's financial condition and industry position as well as market and economic conditions to select investments. Factors for stock selection include but are not limited to growth potential, earnings estimates and strength of management.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may also invest in securities of companies with market capitalizations of less than $1 billion. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to equities risk, and is also subject to foreign and emerging market securities risk. For a full description of these types of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments and their associated risks, available to the Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the S&P 500 Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.

     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31

[BAR GRAPH]

                                LARGE CAP
                                PORTFOLIO
'97                               23.41
'98

               The Fund commenced operations on August 30, 1996.

Best Quarter:                                            Q# [2 digit year]     %
Worst Quarter:                                           Q# [2 digit year]     %
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998

                     1 year    Life of Fund
                     ------    ------------

Large Cap
S&P 500

                      LAZARD INTERNATIONAL STOCK PORTFOLIO

                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC

                                                SUBADVISER:  Lazard Asset
                                                             Management

                                                PORTFOLIO MANAGER:  Herbert
                                                Gullquist
FUND'S OBJECTIVE:  Capital Appreciation

KEY INVESTMENTS:   Equity Securities of
                   non-U.S. companies

SELECTION PROCESS: The Fund's subadviser invests primarily in companies based in Continental Europe, the United Kingdom, and the Pacific Basin, with 80% or more of its total assets invested within at least three foreign countries. The Fund may invest in companies of any size or industry. The Fund's portfolio manager uses a traditional, bottom-up value approach to evaluate stocks demonstrating potential capital growth based upon the following characteristics:

     - low price to earnings ratio
     - high yield
     - inexpensive market worldwide
     - potential for management change
     - potential to improve profitability
     - unrecognized assets
- strong financial position
- strong cash flow
- established industry position
- industry with positive growth outlook
- healthy balance sheet with low corporate debt

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund also expects to invest in fixed-income securities which are investment grade at time of purchase, short-term money market instruments and convertible bonds. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to foreign and emerging markets securities risk. For a full description of these types of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to the Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Morgan Stanley Capital International -- Europe, Australia and Far East Index EAFE Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.

     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31

[BAR GRAPH]

                                  LAZARD
                               INTERNATIONAL
                              STOCK PORTFOLIO
'97                                8.50
'98

                The Fund commenced operations on August 1, 1996.

Best Quarter:                                            Q# [2 digit year]     %
Worst Quarter:                                           Q# [2 digit year]     %

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998

                   1 year    Life of Fund
                   ------    ------------

Lazard Int. Stock
MSCI EAFE Index

                         MFS EMERGING GROWTH PORTFOLIO

                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC

                                                SUBADVISER:  Massachusetts
                                                             Financial Services

                                                PORTFOLIO MANAGERS:  John W.
                                                Ballen,
                                                Toni Y. Shimura and Stephen
                                                Pesek
FUND'S OBJECTIVE:  Long-term growth of capital

KEY INVESTMENTS:   Common stock of U.S.
                   companies

SELECTION PROCESS: The Fund's subadviser normally invest at least 65% of its total assets in common stock and related securities such as preferred stock, convertible securities and depositary receipts of emerging growth companies. Emerging growth companies are those that the subadviser believes either are early in their life cycle but have the potential to become major enterprises, or are major enterprises whose rates of earnings growth are expected to accelerate. Emerging growth companies can be of any size and represent all industries. The Fund's adviser uses a bottom-up, as opposed to top-down, investment style in managing the fund. This means that securities are selected based on fundamental analysis performed by the portfolio manager and the subadviser's group of equity research analysts.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund's investments include securities traded in the over-the-counter markets. The Fund may also invest up to 25% in foreign and emerging market securities. For a complete list of all investments available to this Fund, please refer to Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to equities risk, including emerging growth, over-the-counter, and small companies risk, and may also be subject to foreign and emerging market securities risk. For a full description of these types of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to the Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Russell 2000 Index. Past performance can give some indication of the Fund's risk, but does not guarantee future performance.

     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31

[BAR GRAPH]

                               MFS EMERGING
                                  GROWTH
                                PORTFOLIO
'97                               21.15
'98

               The Fund commenced operations on August 30, 1996.
Best Quarter:                                            Q# [2 digit year]     %
Worst Quarter:                                           Q# [2 digit year]     %

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998

                        1 year    Life of Fund
                        ------    ------------

MFS Emerg. Growth
Russell 2000

                          MFS MID CAP GROWTH PORTFOLIO

                             Goals and Investments
                                                INVESTMENT ADVISER:  TAMIC
                                                SUBADVISER:  Massachusetts
                                                             Financial
                                                             Services
                                                PORTFOLIO MANAGER:  Mark Regan

FUND'S OBJECTIVE:   Long-term growth of capital

KEY INVESTMENTS:    Equity securities of
                    companies with medium
                    market capitalization.

SELECTION PROCESS: The Fund normally invests at least 65% of its assets in medium-sized common stock and related securities, such as preferred stock, convertible securities, and depositary receipts of companies with above-average growth potential. Medium-sized market capitalization companies are those with market capitalizations at least $250 million but not exceeding the top range of
the Russell Midcap(TM) Growth Index ($              as of the date of this
prospectus) at the time of investment. The index is a widely recognized, unmanaged index of mid-cap common stock prices. Companies whose capitalization falls below the minimum or exceeds the maximum $ value after purchase continue to be considered medium-capitalization companies for purposes of the Fund's 65% investment policy. These companies represent all industries. The Fund's subadviser views growth companies to be those it considers well run and poised for growth. The subadviser looks particularly for companies that demonstrate:

    - A strong franchise, strong cash flows, and a recurring revenue stream
    - A solid industry position, where there is potential for high profit margins
- a strong management team with a clearly defined strategy
- a catalyst that may accelerate growth
- substantial barriers to new entry in the industry

The Fund's subadviser uses a bottom-up, as opposed to a top-down, investment style in managing the Fund. This means that securities are selected based on fundamental analysis performed by the Fund's portfolio manager and the subadviser's group of equity research analysts.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund's investments may include securities traded in the over-the-counter markets. It generally invests up to 20%, but may invest up to 35% of its total assets in foreign securities. The Fund may also invest in fixed-income securities, including up to 20% in lower-quality fixed-income securities and comparable unrated securities ("junk bonds"). For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to equities risk, including mid-cap growth company and over-the-counter risks, and may also be subject to foreign and emerging market securities risk, and fixed-income securities risk, including junk bond risk. For a full description of these types of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments and their associated risks, available to the Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The table below shows how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Russell 2000 Total Return and the Lipper Mid Cap Stock Indices. Past performance can give some indication of the Fund's risk, but does not guarantee future results.

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
                   (Fund commenced operations on May 1, 1998)

                      Life of Fund
                      ------------
MFS Mid Cap Growth
Russell 2000 TR
Lipper Mid Cap

Best Quarter:                                      Q# [2 digit year]      %
Worst Quarter:                                     Q# [2 digit year]      %

                        TRAVELERS QUALITY BOND PORTFOLIO
                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC

                                                PORTFOLIO MANAGER:  F. Denney
                                                Voss
FUND'S OBJECTIVE:  Current income, moderate
                   capital volatility and
                   total return.

KEY INVESTMENTS:   Investment-grade debt
                   securities.

SELECTION PROCESS: No more than 25% of the Fund's assets will be invested in any one industry. The adviser weighs yield, maturity and credit and other risk information in selecting investments. In selecting individual securities, the adviser looks for favorable yield, maturity, issue classification and quality characteristics. The adviser expects that the Fund's generally will maintain an average duration of 5 years or less.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: Investment in longer term obligations may be made if the adviser concludes that the investment yields justify a longer term commitment. From time to time, the Fund may also purchase new government or agency securities on a "when-issued" basis. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to fixed-income securities risk. For a full description of this type of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to the Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Lehman Government/Corporate Bond Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.

     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31

[BAR GRAPH]

                                TRAVELERS
                               QUALITY BOND
                                PORTFOLIO
'97                                7.14
'98

               The Fund commenced operations on August 30, 1996.
Best Quarter:                                            Q# [2 digit year]     %
Worst Quarter:                                           Q# [2 digit year]     %

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998

                        1 year    Life of Fund
                        ------    ------------

Quality Bond Port.
LG/CBI

                           INVESTMENTS AND PRACTICES

Each Fund invests in various instruments subject to its particular investment policy. The Funds may invest in some or all of the following, as described in the overview for each Fund, and in the Statement of Additional Information. For a free copy of the Statement of Additional Information, see the front cover of this prospectus.

EQUITIES
(All Funds)                    Each Fund may invest in equity securities. Equity
                               securities include common and preferred stock, warrants, rights, depository receipts and shares, trust certificates, and real estate instruments.

                               Equities are subject to market risk. Many factors affect the stock market prices and dividend payouts of equity investments. These factors include general business conditions, investor confidence in the economy, and current conditions in a particular industry or company. Each company determines whether or not to pay dividends on common stock. Equity securities are subject to financial risks relating to the issuer's earning stability and overall financial soundness. Smaller, mid-size and emerging growth companies are particularly sensitive to these factors.

                               Equity securities that are traded
                               over-the-counter may be more volatile than exchange-listed stocks, and the Fund may experience difficulty in purchasing or selling these securities at a fair price.

                               When you sell your shares, they may be worth more or less than what you paid for them.

  SECTORS
  (Federated Stock Portfolio)  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. As the adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic business or other developments that generally affect that sector.

FIXED INCOME INVESTMENTS
(All Funds)                    Each Fund may invest in fixed income securities.
                               Fixed income securities include U.S. government securities, certificates of deposit, and short-term money market instruments. Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                               The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as short-term interest rates fall and decreases as short-term interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond's price is affected by its issuer's credit quality. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.

                               LOWER-RATED FIXED-INCOME SECURITIES (MFS Mid Cap Growth, MFS Emerging Growth, Federated High Yield, Equity Income, Large Cap)

                               High-yield securities, commonly referred to as "junk bonds," are considered speculative. While generally providing greater income than investments in higher-quality securities, these securities will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of the security).

FOREIGN SECURITIES
(Convertible Bond,
Lazard International Stock,
MFS Emerging Growth,
MFS Mid Cap Growth,
Federated High Yield,
Federated Stock, Large
Cap, Equity Income
Travelers Quality Bond)        An investment in foreign securities involves risk
                               in addition to those of U.S. securities, including possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. The Fund also bears an "information" risk associated with different accounting, auditing and financial reporting standards in many foreign countries. If a Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets.

  EMERGING MARKETS
  (Convertible Bond,
  Lazard International Stock,
  MFS Emerging Growth,
  MFS Mid Cap Growth,
  Federated High Yield,
  Federated Stock, Large
  Cap, Equity Income)          Emerging markets investments offer the potential
                               of significant gains but also involve greater risks than investing in more developed countries.
                               Political or economic instability, lack of market liquidity and government actions, such as currency controls or seizure of private business or property may be more likely in emerging markets.

DERIVATIVES AND HEDGING
TECHNIQUES
(Convertible Bond,
Quality Bond, Lazard
International Stock,
MFS Emerging Growth,
MFS Mid Cap Growth,
Federated Stock, Large
Cap, Equity Income)            A Fund may use derivative contracts, such as
                               futures and options on securities, may be used for any of the following purposes:

                               -  To hedge against the economic impact of
                                  adverse changes in the market value of its securities, due to changes in stock market prices, currency exchange rates or interest rates;

                               -  As a substitute for buying or selling
                               securities

                               -  To enhance return

                               Even a small investment in derivative contracts can have a big impact on a Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing.

                               For a more complete description of derivative and hedging techniques and their associated risks, please refer to the SAI.

OTHER RISK FACTORS

SELECTION RISK
(All Funds)                    Fund investors are subject to selection risk in
                               that a strategy used, or stock selected, may fail to have the desired effect. Specifically, stocks believed to show potential for capital growth may not achieve that growth. Strategies or instruments used to hedge against a possible risk or loss may fail to protect against the particular risk or loss.

TEMPORARY DEFENSIVE POSITIONS  The Funds may depart from their principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions. If a Fund takes a temporary defensive position, it is not pursuing its investment goal.

PORTFOLIO TURNOVER
(Disciplined Mid Cap,
Disciplined Small Cap,
Federated High Yield,
Federated Stock)               Each of these Funds may actively trade its
                               portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains
                               (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

NON-DIVERSIFICATION
(MFS Mid Cap Growth)           The MFS Mid Cap Growth Portfolio is not
                               diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.

                                   MANAGEMENT

INVESTMENT ADVISER

TRAVELERS ASSET MANAGEMENT INTERNATIONAL CORPORATION ("TAMIC") provides investment advice for two Travelers Series Trust portfolios, and, in general, supervises the management and investment program for all the funds described in this prospectus. TAMIC is a registered investment adviser that was incorporated in 1978. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Citigroup, Inc. TAMIC also acts as an investment adviser or subadviser for:

     -  other investment companies used to fund variable products

     -  individual and pooled pension and profit-sharing accounts

     - domestic insurance companies affiliated with The Travelers Insurance Company (which is affiliated with TAMIC)

     -  nonaffiliated insurance companies

For the year ended December 31, 1998, the Funds paid advisory fees to TAMIC as indicated:

                      PORTFOLIO                                    ANNUAL MANAGEMENT FEE
                                                            (AS A PERCENTAGE OF THE PORTFOLIO'S
                                                                 AVERAGE DAILY NET ASSETS)
Convertible Bond Portfolio............................                     0.60%*
Disciplined Mid Cap Stock Portfolio...................                     0.70%
Disciplined Small Cap Stock Portfolio.................                     0.80%*
Equity Income Portfolio...............................                     0.75%
Federated Stock Portfolio.............................                     0.625%
Federated High Yield Portfolio........................                     0.65%
Large Cap Portfolio...................................                     0.75%
Lazard International Stock Portfolio..................                     0.825%
MFS Emerging Growth Portfolio.........................                     0.75%
MFS Mid Cap Growth Portfolio..........................                     0.80%*
Travelers Quality Bond Portfolio......................                     0.3233%

* These Funds were not operational for a full year in 1998. Accordingly, the fee indicated is the contract rate.

THE SUBADVISERS AND PORTFOLIO MANAGERS

The Travelers Quality Bond Portfolio and Convertible Bond Portfolio are managed solely by TAMIC. The other portfolios' investments are selected by subadvisers which are supervised by TAMIC. The table below sets forth the name of each subadviser and portfolio manager, including the business experience of each portfolio manager.


--------------------------------------------------------------------------------------------
  FUND                          PORTFOLIO MANAGER               BUSINESS EXPERIENCE
                                AND SUBADVISER                  (1994-PRESENT)

--------------------------------------------------------------------------------------------
  CONVERTIBLE BOND PORTFOLIO    David A. Tyson                  Executive Vice President,
                                (since 5/98)                    Travelers Investment Group
                                TAMIC
                                (No subadviser)
--------------------------------------------------------------------------------------------
  DISCIPLINED MID CAP STOCK     Sandip Bhagat                   President and Chief
  PORTFOLIO                     (since 4/97)                    Executive Officer, TIMCO
                                TIMCO
                                One Tower Square
                                Hartford, CT
--------------------------------------------------------------------------------------------
  DISCIPLINED SMALL CAP         Sandip Bhagat                   President and Chief
  STOCK PORTFOLIO               (since 5/98)                    Executive Officer, TIMCO
                                TIMCO
                                One Tower Square
                                Hartford, CT
--------------------------------------------------------------------------------------------
  EQUITY INCOME PORTFOLIO       Stephen Petersen                Portfolio Manager
                                (since 8/96)                    for mutual funds and
                                Fidelity Management &           other trust accounts
                                Research Co.("FMR")             for FMR and Fidelity
                                82 Devonshire Street            Management Trust Company
                                Boston, MA 02109-3614
--------------------------------------------------------------------------------------------
  FEDERATED HIGH YIELD          Mark E. Dubiano                 Senior Vice President,
  PORTFOLIO                     (since 8/96)                    Federated Investors
                                Federated Investment
                                Counseling
                                Federated Investors Tower
                                Pittsburgh, PA 15222-3779
                                Constantine Kartsonas           Assistant Vice President,
                                (since 8/98)                    Federated Investors
                                Federated Investment
                                Counseling
                                Federated Investors Tower
                                Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------------------
  FEDERATED STOCK PORTFOLIO     Michael P. Donnelly             Vice President, Federated
                                (since 11/97)                   Investment Counseling
                                Federated Investment
                                Counseling
                                Federated Investors Tower
                                Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------------------
  LARGE CAP PORTFOLIO           Karen Firestone                 Portfolio Manager or
                                (since 5/98)                    Portfolio
                                Fidelity Management &           Assistant for mutual funds
                                Research Co.                    and other trust accounts
                                82 Devonshire Street            for FMR and Fidelity
                                Boston, MA 02109-3614           Management Trust Company
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
  FUND                          PORTFOLIO MANAGER               BUSINESS EXPERIENCE
                                AND SUBADVISER                  (1994-PRESENT)

--------------------------------------------------------------------------------------------
  LAZARD INTERNATIONAL STOCK    Herbert Gullquist               Managing Director and
  PORTFOLIO                     (since 8/96)                    Chairman, Lazard Freres &
                                Lazard Asset Management         Co. LLC
                                30 Rockefeller Plaza
                                New York, NY 10112              Chief Investment Officer,
                                                                Lazard Asset Management
--------------------------------------------------------------------------------------------
  MFS EMERGING GROWTH           John W. Ballen                  President, MFS
  PORTFOLIO                     (since 8/96)
                                Massachusetts Financial
                                Services Co. ("MFS")
                                500 Boylston Street
                                Boston, MA
                                Toni Y. Shimura                 Vice President, Investments
                                (since 8/96)                    MFS
                                MFS
                                500 Boylston Street
                                Boston, MA
                                Stephen Pesek                   Vice President, MFS
                                (since 1/99)
                                MFS                             Analyst, Fidelity
                                500 Baylston Street             Investments
                                Boston, Ma.
--------------------------------------------------------------------------------------------
  MFS MID CAP GROWTH            Mark Regan                      Vice President, MFS
  PORTFOLIO                     (since 5/98)
                                MFS
                                500 Boylston Street
                                Boston, MA
--------------------------------------------------------------------------------------------
  TRAVELERS QUALITY BOND        F. Denney Voss                  Executive Vice President,
  PORTFOLIO                     (since 3/95)                    Travelers Insurance Co.
                                TAMIC
                                (No subadviser)                 Senior Vice President,
                                                                TAMIC
--------------------------------------------------------------------------------------------

                            PUBLIC FUND PERFORMANCE

The funds described in this prospectus ("insurance funds") commenced public sale of their shares as indicated below. However, each of these insurance funds has the same investment objective and follows substantially the same investment strategies as a mutual fund ("public fund") whose shares are sold to the public and managed by the same portfolio managers as a corresponding public fund.

Set forth below is the historical performance of the public funds. Investors should not consider the performance data of the public funds as an indication of the future performance of the insurance funds. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the public funds, and not those to be paid by the insurance funds. The figures also do not reflect the deduction of any insurance fees or charges which are imposed in connection with the sale of variable contracts. Investors should refer to the separate account prospectus describing the variable contracts for information pertaining to these insurance fees and charges. The insurance separate account fees will have a detrimental effect on the performance of the insurance funds. Additionally, although it is anticipated that each insurance fund and its corresponding public fund series will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of insurance fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings. The results shown reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by the insurance funds to calculate their own performance.

The following tables show average annualized total returns for the time periods shown for the public funds.

                                    CORRESPONDING
     INSURANCE FUND NAME          PUBLIC FUND NAME     1 YEAR       5 YEARS       10 YEARS
     -------------------          ----------------     ------       -------       --------
                                                          AVERAGE ANNUAL TOTAL RETURNS
                                                     --------------------------------------
Convertible Bond Portfolio....
Disciplined Mid Cap Stock
  Portfolio...................
Disciplined Small Cap Stock
  Portfolio...................
Equity Income Portfolio.......
Federated High Yield Bond
  Portfolio...................
Federated Stock Portfolio.....
Large Cap Portfolio...........
Lazard International Stock
  Portfolio...................
MFS Emerging Growth
  Portfolio...................
MFS Mid Cap Stock Portfolio...
Travelers Quality Bond
  Portfolio...................

                               LEGAL PROCEEDINGS

There are no material pending legal proceedings affecting the Trust, and it has been advised by TAMIC, TIMCO, Federated Investors, Fidelity Management & Research, Lazard Freres & Co., Massachusetts Financial Services, and the Trust's principal underwriter that none of them have any material pending legal proceedings affecting them.

                              YEAR 2000 COMPLIANCE

Generally computer programs were designed without considering the impact of the upcoming change in the century. As a result software and computer systems may need to be upgraded or replaced in order to comply with "Year 2000" requirements. If not corrected, these computer applications could fail or create erroneous results by or at the Year 2000. The business financial condition and results of operation of a company, investment adviser separate account and/or a mutual fund could be materially and adversely affected by the failure of its systems and applications (or those either provided or operated by third-parties) to properly operate or manage dates beyond the year 1999.

The Travelers and its affiliates have investigated the nature and extent of the work required for its computer system to process beyond the turn of the century, and have made progress toward achieving this goal, including upgrading and/or replacing existing systems. The Travelers is confirming with its service providers that they are also in the process of replacing or modifying their systems with the same goal. The Travelers expect that our principal systems will be Year 2000 compliance by early 1999. While these efforts involve substantial costs, The Travelers closely monitors associated costs and continues to evaluate associated risks based on actual expenses. While it is likely that these efforts will be successful, if necessary modifications and conversions are not completed in a timely manner, the Year 2000 requirements could have a material adverse effect on certain operations of the Trust or its Funds.

                                EURO CONVERSION

On January 1, 1999, 11 participating countries in the European Economic Monetary Union (Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) adopted the Euro as their official currency. As of January 1, 1999, governments in participating countries will issue new debt and redenominate existing debt in Euros, although corporations may choose whether to issue stocks or bonds in Euros or the national currency. The new European Central Bank (the "ECB") has assumed responsibility for a uniform monetary policy in participating countries. Currency conversion occurs through a "triangulation" process whereby an amount denominated in one national currency will be converted into Euros, which is then converted into the second national currency. The Euro conversion presents investors with unique risks and uncertainties, including: (1) the readiness of Euro payment, clearing, and other operational systems; (2) the legal treatment of debt instruments and financial contracts denominated in or referring to existing national currencies rather than the Euro; (3) exchange-rate fluctuations between the Euro and non-Euro currencies during the transition period of January 1, 1999 through December 31, 2001 and beyond; (4) potential U.S. tax issues with respect to Fund securities; and (5) the ECB's abilities to manage monetary policies among the participating countries. Three other EU member countries (Denmark, Greece, and the United Kingdom) may convert to the Euro at a later date. These and other factors could adversely affect the value of or income from Fund securities.

                      SHAREHOLDER TRANSACTIONS AND PRICING

Fund shares are currently sold only to insurance company separate accounts in connection with the variable annuity and variable life insurance contracts issued by The Travelers. The term "shareholder" as used in this prospectus refers to any insurance company separate account that may use Fund shares as a funding option now or in the future. Fund shares are not sold to the general public. Fund shares are sold on a continuing basis without a sales charge at the net asset value next computed after the Fund's custodian receives payment. The separate accounts to which shares are sold, however, may impose sales and other charges, as described in the appropriate contract prospectus.

The Trust currently issues 20 series or Funds, each with only one class of shares. All shares participate equally in dividends and distributions and have equal voting, liquidation and other rights. All shares of a Fund participate equally in dividends and distributions and have equal voting liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and nonassessable by the Trust. Shares are redeemable transferable and freely assignable as collateral. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

PRICING OF FUND SHARES

The offering price of Fund shares is the net asset value or NAV of a single share. Normally NAV is computed as of the close of trading (usually 4:00 p.m. Eastern time) each day the New York Stock Exchange ("Exchange") is open. NAV is calculated by adding the value of a Fund's investments, cash and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

Each Fund's assets are valued primarily based on market value. Short-term money market instruments with remaining maturities of sixty days or less are valued using the amortized-cost method. This method approximates market value and minimizes the effect of charges in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded; the value is then converted into U.S. dollars from the local currency. In cases where market quotations are not readily available or, for foreign securities, if the values have been materially impacted by events occurring after the closing of a foreign market, an asset is valued at fair value as determined in good faith by the Trust's Board of Trustees ("Board"). However, this procedure is not used to determine the value of the securities owned by a Fund if, in the opinion of the Board or the committee appointed by the Board, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded off an exchange would more accurately reflect the fair market value of such securities.

PURCHASES AND REDEMPTIONS

Owners of variable annuity or variable life insurance contracts should follow the purchase and redemption procedures described in the accompanying separate account prospectus. The following is general information with regard to purchases and redemptions of Fund shares by insurance company separate accounts.

Fund shares are purchased and redeemed at the NAV next determined after the Fund receives a purchase or redemption order. NAVs are adjusted for fractions of a cent. Upon redemption, a shareholder may receive more or less than the amount paid at the time of purchase, depending upon changes in the value of the Fund's investment portfolio between purchase and redemption.

The Trust computes each Fund's NAV for purchases and redemptions as of the close of the Exchange on the day that the Trust has received all proper documentation from the shareholder.

Redemption proceeds are normally wired or mailed either the same or the next business day, but not more than seven days later.

The Trust retains the right to refuse a purchase order. The Trust may temporarily suspend the redemption rights or postpone payments when the Exchange is closed (other than on weekends and holidays), when trading on the Exchange is restricted, or when permitted by the SEC.

                TAX CONSEQUENCES OF DIVIDENDS AND DISTRIBUTIONS

Capital gains and dividends are distributed in cash or reinvested in additional Fund shares, without a sales charge. The Trust expects that Fund shares will be held under a variable annuity or variable life insurance contract. Under current tax law, distributions that are left to accumulate in the variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Contract purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to variable annuity or variable life insurance contracts.

Each Fund intends to make distributions of income and capital gains in order to qualify each year as a regulated company under Subchapter M of the Internal Revenue Code. Further, each Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

                              FINANCIAL HIGHLIGHTS
                           CONVERTIBLE BOND PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance since the Fund's inception on May 1, 1998. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 1998 was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request.

                                                MAY 1, 1998(1) TO
                                                DECEMBER 31, 1998
Net Asset Value,
Beginning of Period.......................
Income from Investment Operations:
  Net Investment Income(2)................
  Net Gains or Losses on Securities
  (both realized and unrealized)..........
  Total from Investment
  Operations..............................
Less Distributions:
  Dividends (from net investment
  Income).................................
  Distributions (from capital gains)......
Total distributions.......................
Net Asset Value, End of
Period....................................
TOTAL RETURN(3)...........................
  Net Assets, End of Period
  (thousands).............................
RATIOS/SUPPLEMENTAL DATA(4)
  Ratio of Expenses to Average Net
  Assets(2)...............................
  Ratio of Net Income to Average Net
  Assets..................................
  Portfolio turnover rate.................

(1) Date operations commenced

(2)

(3)

(4)

                              FINANCIAL HIGHLIGHTS
                      DISCIPLINED MID CAP STOCK PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance for the past 3 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request.

                                              YEAR ENDED DECEMBER 31,
                                              -----------------------    APRIL 1, 1997(1)TO
                                                       1998              DECEMBER 31, 1997
Net Asset Value,
Beginning of Period.......................                                     $10.00
Income from Investment Operations:
  Net Investment Income(2)................                                       0.06
  Net Gains or Losses on Securities
  (both realized and unrealized)..........                                       3.37
                                                      ------
  Total from Investment
  Operations..............................                                       3.43
Less Distributions:
  Dividends (from net investment
  Income).................................                                      (0.06)
  Distributions (from capital gains)......                                      (0.90)
  Return of Capital.......................                                         --
Total distributions.......................                                      (0.96)
Net Asset Value, End of
Period....................................                                     $12.47
TOTAL RETURN(3)...........................                                      34.38%
  Net Assets, End of Period
  (thousands).............................                                     $6,169
RATIOS/SUPPLEMENTAL DATA(4)
  Ratio of Expenses to Average Net
  Assets(2)...............................
  Ratio of Net Income to Average
  Net Assets..............................                                       0.85%
  Portfolio turnover rate.................                                         74%

(1) Date operations commenced

(2)

(3) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower had expenses not been reduced during the period shown or if separate account charges had been reflected.

(4) Annualized for periods of less than one year.

                              FINANCIAL HIGHLIGHTS
                        DISCIPLINED SMALL CAP PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance since the Fund's inception on May 1, 1998. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 1998 was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request.

                                            MAY 1, 1998(1) TO
                                            DECEMBER 31, 1998
Net Asset Value,
Beginning of Period.......................       $10.00
Income from Investment Operations:
  Net Investment Income(2)................
  Net Gains or Losses on Securities
  (both realized and unrealized)..........
  Total from Investment
  Operations..............................
Less Distributions:
  Dividends (from net investment
  Income).................................
  Distributions (from capital gains)......
Total distributions
Net Asset Value, End of
Period....................................
TOTAL RETURN(3)...........................
  Net Assets, End of Period
  (thousands).............................
RATIOS/SUPPLEMENTAL DATA(4)
  Ratio of Expenses to Average Net
  Assets(2)...............................
  Ratio of Net Income to Average Net
  Assets..................................
  Portfolio turnover rate.................

(1) Date operations commenced

(2)

(3)

(4)

                              FINANCIAL HIGHLIGHTS
                            EQUITY INCOME PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance for the past 3 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1997 and 1998 was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. All other periods presented were audited by other independent auditors.

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------    AUGUST 1, 1996(1) TO
                                                1998            1997       DECEMBER 31, 1996
Net Asset Value,
Beginning of Period.......................                    $ 11.09            $10.00
Income from Investment Operations:
  Net Investment Income(2)................                       0.21              0.08
  Net Gains or Losses on Securities
  (both realized and unrealized)..........                       3.32              1.09
                                              -------         -------            ------
  Total from Investment
  Operations..............................                       3.53              1.17
                                                                                 ======
Less Distributions:
  Dividends (from net investment
  Income).................................                      (0.12)            (0.08)
  Distributions (from capital gains)......                      (0.59)               --
                                                              -------            ------
Total distributions.......................                      (0.71)            (0.08)
Net Asset Value, End of Period............                    $ 13.91            $11.09
TOTAL RETURN(3)...........................                      32.05%            11.69%
  Net Assets, End of Period
  (thousands).............................                    $22,139            $3,600
RATIOS/SUPPLEMENTAL DATA(4)
  Ratio of Expenses to Average Net
  Assets(2)...............................
  Ratio of Net Income to Average Net
  Assets..................................                       1.60%             2.34%
  Portfolio turnover rate.................                         52%               14%

(1) Date operations commenced

(2)

(3) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower had expenses not been reduced during the period shown or if separate account charges had been reflected.

(4) Annualized for periods of less than one year.

                              FINANCIAL HIGHLIGHTS
                         FEDERATED HIGH YIELD PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance for the past 3 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1997 and 1998 was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. All other periods presented were audited by other independent auditors.

                                                YEAR ENDED DECEMBER 31,
                                                ------------------------       AUGUST 30, 1996(1)TO
                                                  1998            1997          DECEMBER 31, 1996

Net Asset Value,
Beginning of Period.......................                      $ 10.42               $10.00
Income from Investment Operations:
  Net Investment Income(2)................                         0.60                 0.31
  Net Gains or Losses on Securities (both
  realized and unrealized)................                         1.01                 0.46
                                                -------         -------               ------
  Total from Investment Operations........                         1.61                 0.77
                                                                                      ======
Less Distributions:
  Dividends (from net investment
  Income).................................                        (0.60)               (0.31)
  Distributions (from capital gains)......                        (0.09)               (0.04)
                                                                -------               ------
Total distributions.......................                        (0.69)               (0.35)
Net Asset Value, End of Period............                      $ 11.34               $10.42
TOTAL RETURN(3)...........................                        15.45%                7.61%
  Net Assets, End of Period (thousands)...                      $14,049               $5.381
RATIOS/SUPPLEMENTAL DATA(4)
  Ratio of Expenses to Average Net
  Assets(2)...............................
  Ratio of Net Income to Average Net
  Assets..................................                         8.82%                8.78%
  Portfolio turnover rate.................                           43%                  23%

(1) Date operations commenced

(2)

(3) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower had expenses not been reduced during the period shown or if separate account charges had been reflected.

(4) Annualized for periods of less than one year.

                              FINANCIAL HIGHLIGHTS
                           FEDERATED STOCK PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance for the past 3 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1997 and 1998 was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. All other periods presented were audited by other independent auditors.

                                                 YEAR ENDED DECEMBER 31,
                                                 ------------------------      AUGUST 30, 1996(1) TO
                                                   1998            1997          DECEMBER 31, 1996

Net Asset Value,
Beginning of Period.......................                       $ 11.10              $10.00
Income from Investment Operations:
  Net Investment Income(2)................                          0.10                0.06
  Net Gains or Losses on Securities (both
  realized and unrealized)................                          3.60                1.20
                                                 -------         -------              ------
  Total from Investment Operations........                          3.70                1.26
                                                                                      ======

Less Distributions:
  Dividends (from net investment
  Income).................................                         (0.10)              (0.06)
  Distributions (from capital gains)......                         (0.87)              (0.09)
                                                                 -------              ------
  Capital.................................                            --               (0.01)
Total distributions.......................                         (0.97)              (0.16)
Net Asset Value, End of Period............                       $ 13.83              $11.10
TOTAL RETURN(3)...........................                         33.41%              12.61%
  Net Assets, End of Period (thousands)...                       $12,100              $3,380
RATIOS/SUPPLEMENTAL DATA(4)
  Ratio of Expenses to Average Net
  Assets(2)...............................
  Ratio of Net Income to Average Net
  Assets..................................                          1.11%               1.55%
  Portfolio turnover rate.................                            74%                 11%

(1) Date operations commenced

(2)

(3) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower had expenses not been reduced during the period shown or if separate account charges had been reflected.

(4) Annualized for periods of less than one year.

                              FINANCIAL HIGHLIGHTS
                              LARGE CAP PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance for the past 3 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1997 and 1998 was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. All other periods presented were audited by other independent auditors.

                                                YEAR ENDED DECEMBER 31,
                                                ------------------------      AUGUST 30, 1996(1) TO
                                                  1998            1997          DECEMBER 31, 1996
Net Asset Value,
Beginning of Period.......................                      $ 11.29              $10.00
Income from Investment Operations:
  Net Investment Income(2)................                         0.07                0.04
  Net Gains or Losses on Securities
  (both realized and unrealized)..........                         2.54                1.29
                                                -------         -------              ------
  Total from Investment
  Operations..............................                         2.61                1.33
                                                                                     ======
Less Distributions:
  Dividends (from net investment
  Income).................................                        (0.04)              (0.04)
  Distributions (from capital gains)......                        (0.36)                 --
                                                                -------              ------
Total distributions.......................                        (0.40)              (0.04)
Net Asset Value, End of Period............                      $ 13.50              $11.29
TOTAL RETURN(3)...........................                        23.41%              13.30%
  Net Assets, End of Period
  (thousands).............................                      $12,070              $3,411
RATIOS/SUPPLEMENTAL DATA(4)
  Ratio of Expenses to Average Net
  Assets(2)...............................
  Ratio of Net Income to Average Net
  Assets..................................                         0.55%               0.98%
  Portfolio turnover rate.................                           60%                 57%

(1) Date operations commenced

(2)

(3) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower had expenses not been reduced during the period shown or if separate account charges had been reflected.

(4) Annualized for periods of less than one year.

                              FINANCIAL HIGHLIGHTS
                      LAZARD INTERNATIONAL STOCK PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance for the past 3 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1997 and 1998 was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. All other periods presented were audited by other independent auditors.

                                                YEAR ENDED DECEMBER 31,
                                                -----------------------       AUGUST 1, 1996(1) TO
                                                  1998            1997         DECEMBER 31, 1996
Net Asset Value,
Beginning of Period.......................                      $ 10.78              $10.00
Income from Investment Operations:
  Net Investment Income(2)................                         0.05                0.02
  Net Gains or Losses on Securities
  (both realized and unrealized)..........                         0.87                0.76
                                                -------         -------              ------
  Total from Investment
  Operations..............................                         0.92                0.78
                                                                                     ======
Less Distributions:
  Dividends (from net investment
  Income).................................                        (0.09)                 --
  Distributions (from capital gains)......                        (0.04)                 --
                                                                -------              ------
Total distributions.......................                        (0.13)                 --
Net Asset Value, End of Period............                      $ 11.57              $10.78
TOTAL RETURN(3)...........................                         8.50%               7.80%
  Net Assets, End of Period
  (thousands).............................                      $14,229              $4,322
RATIOS/SUPPLEMENTAL DATA(4)
  Ratio of Expenses to Average Net
  Assets(2)...............................
  Ratio of Net Income to Average Net
  Assets..................................                         0.66%               0.42%
  Portfolio turnover rate.................                           22%                  9%

(1) Date operations commenced

(2)

(3) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower had expenses not been reduced during the period shown or if separate account charges had been reflected.

(4) Annualized for periods of less than one year.

                              FINANCIAL HIGHLIGHTS
                         MFS EMERGING GROWTH PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance for the past 3 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1997 and 1998 was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. All other periods presented were audited by other independent auditors.

                                                YEAR ENDED DECEMBER 31,
                                                ------------------------      AUGUST 30, 1996(1) TO
                                                  1998            1997          DECEMBER 31, 1996
Net Asset Value,
Beginning of Period.......................                      $ 10.55              $ 10.00
Income from Investment Operations:
  Net Investment Income(2)................                        (0.03)                0.03
  Net Gains or Losses on Securities (both
  realized and unrealized)................                         2.26                 0.57
                                                -------         -------              -------
  Total from Investment Operations........                         2.23                 0.60
                                                                                     =======
Less Distributions:
  Dividends (from net investment
  Income).................................                           --                (0.03)
  Distributions (from capital gains)......                        (0.21)               (0.01)
  Return of Capital.......................                        (0.01)               (0.01)
                                                                -------              -------
Total distributions.......................                        (0.22)               (0.05)
Net Asset Value, End of Period............                      $ 12.56              $ 10.55
TOTAL RETURN(3)...........................                        21.15%                6.00%
  Net Assets, End of Period (thousands)...                      $70,347              $12,924
RATIOS/SUPPLEMENTAL DATA(4)
  Ratio of Expenses to Average Net
  Assets(2)...............................
  Ratio of Net Income to Average Net
  Assets..................................                        (0.40)%               0.55%
  Portfolio turnover rate.................                           94%                  49%

(1) Date operations commenced

(2)

(3) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower had expenses not been reduced during the period shown or if separate account charges had been reflected.

(4) Annualized for periods of less than one year.

                              FINANCIAL HIGHLIGHTS
                          MFS MID CAP GROWTH PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance since the fund's inception. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request.

                                                MAY 1, 1998(1) TO
                                                DECEMBER 31, 1998
Net Asset Value, Beginning of Period......          $  10.00
Income from Investment Operations:
  Net Investment Income(2)................
  Net Gains or Losses on Securities (both
  realized and unrealized)................
  Total from Investment Operations........
Less Distributions:
  Dividends (from net investment
  Income).................................
  Distributions (from capital gains)......
                                                    --------
Total distributions.......................
Net Asset Value, End of Period............
TOTAL RETURN..............................
Net Assets, End of Period (thousands).....
RATIOS/SUPPLEMENTAL DATA(3)
  Ratio of Expenses to Average Net
  Assets(2)...............................
  Ratio of Net Income to Average Net
  Assets..................................
  Portfolio turnover rate.................

(1) Date operations commenced

(2)

(3) Annualized

                              FINANCIAL HIGHLIGHTS
                        TRAVELERS QUALITY BOND PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance for the past 3 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1997 and 1998 was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. All other periods presented were audited by other independent auditors.

                                              YEAR ENDED DECEMBER 31,
                                              -----------------------      AUGUST 30, 1996(1) TO
                                                1998           1997          DECEMBER 31, 1996
Net Asset Value,
Beginning of Period.......................                    $10.10              $10.00
Income from Investment Operations:
  Net Investment Income(2)................                      0.43                0.19
  Net Gains or Losses on Securities
  (both realized and unrealized)..........                      0.29                0.16
                                              -------         ------              ------
  Total from Investment Operations........                      0.72                0.35
                                                                                  ======
Less Distributions:
  Dividends (from net investment
  Income).................................                     (0.43)              (0.19)
  Distributions (from capital gains)......                     (0.03)              (0.06)
                                                              ------              ------
Total distributions.......................                     (0.46)              (0.25)
Net Asset Value, End of Period............                    $10.36              $10.10
TOTAL RETURN(3)...........................                      7.14%               3.56%
  Net Assets, End of Period
  (thousands).............................                    $9,468              $5,273
RATIOS/SUPPLEMENTAL DATA(4)
  Ratio of Expenses to Average Net
  Assets(2)...............................
  Ratio of Net Income to Average Net
  Assets..................................                      5.80%               5.62%
  Portfolio turnover rate.................                       295%                 35%

(1) Date operations commenced

(2)

(3) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower had expenses not been reduced during the period shown or if separate account charges had been reflected.

(4) Annualized for periods of less than one year.

                                   APPENDIX A

Each Fund may invest in various instruments subject to its particular investment policies. These techniques and practices are described, together with their risks, in the SAI.


---------------------------------------------------------------------------------------------------------------------------------
  INVESTMENT TECHNIQUES     LARGE     DISCI.    DISCI.   CONV.   EQUITY     FED.     FED.   LAZARD        MFS       MFS    TRAV.
                            CAP          MID     SMALL    BOND   INCOME     HIGH    STOCK   INT.'L     EMERG.   MID CAP    QUAL.
                                         CAP       CAP                     YIELD                       GROWTH    GROWTH    BOND
---------------------------------------------------------------------------------------------------------------------------------
 Affiliated Bank
   Transactions               X                                    X
---------------------------------------------------------------------------------------------------------------------------------
 American Depositary
   Receipts                   X                            X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Asset-Backed Mortgage
   Securities                                              X                X        X                                       X
---------------------------------------------------------------------------------------------------------------------------------
 Bankers Acceptances          X         X         X        X       X        X        X                  X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Buying Put and Call
   Options                    X         X         X        X       X        X        X        X         X          X
---------------------------------------------------------------------------------------------------------------------------------
 Certificates of Deposit      X         X         X        X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Commercial Paper             X         X         X        X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Convertible Securities                                    X                X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Corporate Asset-Backed
   Securities                 X                            X       X        X        X                  X                    X
---------------------------------------------------------------------------------------------------------------------------------
 Debt Securities              X         X                  X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Emerging Market
   Securities                 X                            X       X        X        X        X         X          X
---------------------------------------------------------------------------------------------------------------------------------
 Equity Securities            X         X         X        X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Floating & Variable Rate
   Instruments                X         X         X        X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Foreign Securities           X                            X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Forward Contracts on
   Foreign Currency           X                                    X                          X         X          X
---------------------------------------------------------------------------------------------------------------------------------
 Futures Contracts            X         X         X        X       X                 X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 High-Yield, High Risk
   Bonds                                                                             X                  X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Illiquid Securities          X         X         X        X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Indexed Securities           X                            X       X                          X                              X
---------------------------------------------------------------------------------------------------------------------------------
 Index Futures Contracts      X         X         X        X       X                 X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Investment Company
   Securities                 X         X                  X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Investment in Unseasoned
   Companies                  X         X         X        X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Lending Portfolio
   Securities                 X         X         X        X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Letters of Credit            X         X         X        X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Loan Participations          X                                    X        X        X                  X
---------------------------------------------------------------------------------------------------------------------------------
 Options on Foreign
   Currencies                 X                                    X                          X         X          X
---------------------------------------------------------------------------------------------------------------------------------
 Options on Index Futures
   Contracts                  X         X         X        X       X                 X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Options on Stock Indices     X         X         X                X                 X        X         X          X
---------------------------------------------------------------------------------------------------------------------------------
 Other Direct Indebtedness    X                                    X        X        X
---------------------------------------------------------------------------------------------------------------------------------
 Real Estate-Related
   Instruments                X         X         X        X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements        X         X         X        X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Reverse Repurchase
   Agreements                 X         X         X        X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Short Sales "Against the
   Box"                       X                   X        X       X        X        X        X                    X
---------------------------------------------------------------------------------------------------------------------------------
 Short-Term Money Market
   Instruments                X         X         X        X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Swap Agreements              X                                    X
---------------------------------------------------------------------------------------------------------------------------------
 Temporary Bank Borrowing     X         X         X        X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 U.S. Government
   Securities                 X         X         X        X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Variable Amount Master
   Demand Notes               X         X         X        X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 When-Issued & Delayed
   Delivery Securities        X         X         X        X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Writing Covered Call
   Options                    X         X         X        X       X        X        X        X         X          X
---------------------------------------------------------------------------------------------------------------------------------

                           THE TRAVELERS SERIES TRUST

Investors who want more information about the Fund can obtain a statement of additional information ("SAI") which provides more detailed information on a number of topics and is made a part of this prospectus. Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. The Fund's annual report provides a discussion of the market conditions and investment strategies that particularly impact the Fund's performance over the past fiscal year. These documents are free of charge. To obtain a copy, or ask other questions about the fund, do one of the following:
                             CALL -- 1-860-277-0111
--------------------------------------------------------------------------------
             WRITE -- ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
--------------------------------------------------------------------------------
                 ACCESS THE SEC'S WEBSITE -- http://www.sec.gov

Investors may, for a fee, get text-only copies of the above documents from the SEC Public Reference Room at 1-800-SEC-0330 or write to the SEC Public Reference Room, Washington, DC, 20549-6009

                           THE TRAVELERS SERIES TRUST

                        Social Awareness Stock Portfolio
                      U.S. Government Securities Portfolio
                              Utilities Portfolio

The Travelers Series Trust (the "Trust") is an open-end management investment company (mutual fund) consisting of multiple portfolios, each with its own investment objective and policies. Only the portfolios (the "Fund(s)") listed above are described in this prospectus.

Fund shares are offered only to separate accounts of The Travelers Insurance Company and The Travelers Life and Annuity Company (together, "The Travelers"). The Funds serve as funding options for certain variable annuity and variable life insurance contracts issued by The Travelers.

                                ONE TOWER SQUARE
                          HARTFORD, CONNECTICUT 06183
                           TELEPHONE 1-800-    -

                                   PROSPECTUS

                                  May 1, 1999

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE SERIES TRUST SHARES AS AN INVESTMENT AND HAS NOT DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS AGAINST THE LAW FOR ANYONE TO TELL YOU OTHERWISE. AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    CONTENTS

                                                                                                Page
                                             GOALS AND INVESTMENTS

                                                Social Awareness Stock Portfolio                 3

                                                U.S. Government Securities Portfolio             4

                                                Utilities Portfolio                              5

                                             INVESTMENTS AND PRACTICES                           6

                                             MANAGEMENT                                          8

                                             LEGAL PROCEEDINGS                                   9

                                             YEAR 2000 COMPLIANCE                                9

                                             EURO CONVERSION                                     9

                                             SHARE TRANSACTIONS AND PRICING                      10

                                             TAX CONSEQUENCES OF DIVIDENDS AND DISTRIBUTIONS     11

                                             FINANCIAL HIGHLIGHTS                                12

The Trust consists of 20
separate Funds, each with its
own investment objective,
strategies, return potential
and risks. Only those funds
listed to the right are
described in this prospectus.

                              INVESTMENT ADVISERS

Travelers Asset Management International Corporation ("TAMIC") and Mutual Management Corporation ("MMC") each serve as investment adviser for certain of the Funds. Both TAMIC and MMC are indirect wholly owned subsidiaries of Citigroup, Inc.

                        SOCIAL AWARENESS STOCK PORTFOLIO

                             Goals and Investments

                                                INVESTMENT ADVISER:  MMC

                                                PORTFOLIO MANAGER:  Robert J.
                                                                    Brady
FUND'S OBJECTIVE:     Long-term capital
appreciation and
                retention of net investment
income.

KEY INVESTMENTS:  Common stock of large and
                  mid-sized companies.

SELECTION PROCESS: The Fund seeks to invest in companies that meet our investment screen and, when possible, certain social criteria. The Fund avoids investing in companies if a significant portion of their revenues come from: (1) producing tobacco, tobacco products, alcohol, or military defense systems, or
(2) providing military defense related services, or (3) gambling services. In addition, to the extent he is able to find them, the manager seeks to invest in companies with a record of environmental awareness, fairness in the workplace, and sensitivity to the community. The Fund's manager uses a "growth at a reasonable price" approach to evaluate stocks demonstrating potential capital growth based upon the following characteristics:

- earnings growth and predictability
- leading/strong market positions
- experienced management team
- established record of profitability
- strong financial position
- established industry position
- industry with positive growth outlook

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may also invest in various other types of securities and engage in other investment techniques and strategies which are not the principal focus of the Fund. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: This Fund is most subject to equities risk. For a full description of this type of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to the Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with Standard & Poor's 500 Index. Past performance can give some indication of risk but does not guarantee future performance.
     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31

                                  SOCIAL
                                 AWARENESS
                              STOCK PORTFOLIO
'93                                 7.55
'94                                -2.69
'95                                33.37
'96                                19.98
'97                                27.28
'98                                 0.00

                 The Fund commenced operations on May 1, 1992.

Best Quarter:                                            Q# [2 digit year]     %
Worst Quarter:                                           Q# [2 digit year]     %

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998

                  1 year  5 year  Life of Fund
                  ------  ------  ------------
Social Awareness
S&P 500

                      U.S. GOVERNMENT SECURITIES PORTFOLIO

                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC

                                                PORTFOLIO MANAGER:  Joseph
                                                Mullally
FUND'S OBJECTIVE:     Highest credit quality,
                      current income, and
                      total return.

KEY INVESTMENTS:      U.S. Treasury notes and
bonds and obligations of U.S. government instrumentalities and federal agencies.

SELECTION PROCESS: The portfolio manager selects longer duration investments with a focus on income. The portfolio manager considers factors such as interest-rate trends and the yield curve. The Fund may buy when-issued or to-be-announced securities. The instrumentalities, government sponsored enterprises, and federal agency obligations in which the Fund may invest include, but are not limited to, the following:

- Government National Mortgage Association
- Federal Housing Administration
- Export-Import Bank of the United States
- Small Business Administration
- Student Loan Marketing Association
- Tennessee Valley Authority
- Resolution Funding Corporation
- Farm Credit System
- Federal National Mortgage Association
- Federal Home Loan Mortgage Corporation

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may invest in various other types of securities and engage in other investment techniques and strategies which are not the principal focus of the Fund. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to fixed-income security risk. For a full description of this type of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to the Fund.

PORTFOLIO TURNOVER: The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate which is likely to generate shorter-term gains (losses) for its hareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Lehman Government Bond Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.

                                     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31
[% TOTAL RETURNS BAR GRAPH]

                  This Fund commenced operations on 1/24/1992.
Best Quarter:                                            Q# [2 digit year]     %

Worst Quarter:                                           Q# [2 digit year]     %

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998

               1 year  5 years  Life of Fund
               ------  -------  ------------
U.S. Govt.
  Sec.
LGBI

                              UTILITIES PORTFOLIO

                             Goals and Investments

                                                INVESTMENT ADVISER:  MMC

                                                PORTFOLIO MANAGERS:  Robert
                                                                     Brady
FUND'S OBJECTIVE: Current income. Secondarily,
                  long-term capital
                  appreciation.

KEY INVESTMENTS:      Equity and fixed-income
                      securities of companies
                      in the Utilities
                      industry.

SELECTION PROCESS: The Fund normally invests at least 65% of its total assets in income-producing equity and fixed-income securities of utilities which derive at least 50% of their assets from utility operations. Utilities include those companies which are engaged in the manufacture, production, generation, transmission and sale of electric and gas energy, and those engaged in the communications field, including entities such as telephone, telegraph, satellite, and microwave, and government-regulated utilities (excluding public broadcasting) that provide public communication facilities. The Fund may invest in companies of any size. In selecting stocks demonstrating above-average dividend yield, the manager uses a value approach based upon the following characteristics:

  - sustainable dividend growth
  - leading/strong market positions
  - experienced management team
  - established record of profitability
- strong financial position
- strong cash flow
- attractive restructuring potential

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may also invest up to 35% of its assets in equity and fixed income securities of non-utility companies, lower-quality fixed-income securities ("junk bonds") and foreign (including emerging market) securities. For a complete list of all investments available to the Fund, please refer to Appendix a of this prospectus.

PRINCIPAL RISK FACTORS: The Fund is most subject to equities risk, lower-quality fixed-income securities risk, and foreign securities risk. For a full description of these types of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to the Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Standard & Poor's 500 Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.

     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31

                                UTILITIES
                                PORTFOLIO
'95                               29.29
'96                                7.47
'97                               25.29
'98                                0.00

               The Fund commenced operations on February 4, 1994.

Best Quarter:                                            Q# [2 digit year]     %
Worst Quarter:                                           Q# [2 digit year]     %

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998

                     1 year  5 year   Life of Fund
                     ------  -------  ------------
Utilities Portfolio
S&P 500

                           INVESTMENTS AND PRACTICES

Each Fund invests in various instruments subject to its particular investment policy. The Funds invest in some or all of the following, as described in the overview for each Fund, and in the Statement of Additional Information. For a free copy of the Statement of Additional Information, see the front cover of this prospectus.

EQUITIES
(Social Awareness, Utilities)  Each Fund may invest in equity securities. Equity securities include common and preferred stocks, warrants, rights, depository receipts and shares, trust certificates, and real estate instruments. Equities are subject to market risk. Many factors affect the stock market prices and dividend payouts of equity investments. These factors include general business conditions, investor confidence in the economy, and current conditions in a particular industry or company. Each company determines whether or not to pay dividends on common stock. Equity securities are subject to financial risks relating to the issuers earnings stability and overall financial soundness. Smaller companies are particularly sensitive to these factors.

     SECTORS: Because the Utilities Fund concentrates its investments in one industrial sector, its investments may be subject to greater market risk and market fluctuations that a fund investing in a broader range of investment alternatives. The Fund may be subject to risks that are inherent to the utilities industry, such as:
                               - Difficulty in financing large construction programs during an inflationary period

                               - Increased costs and reduced availability of certain fuels

                               - Delays and increased costs associated with nuclear power

FIXED INCOME INVESTMENTS
(All Funds)
                               Each Fund may invest in fixed income securities. Fixed income securities include U.S. government obligations, certificates of deposit, and short-term money market instruments. Fixed-income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                               The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as short-term interest rates fall and decreases as short-term interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond's price is affected by the credit quality of its issuer. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.

                               LOWER-QUALITY FIXED-INCOME SECURITIES (Utilities Portfolio)

                               High-yield, high-risk securities, commonly referred to as "junk bonds," are considered speculative. While generally providing greater income than investments in higher-quality securities, these securities will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of the security) Junk bonds also are subject to liquidity risks.

FOREIGN SECURITIES
INVESTMENTS
(Social Awareness Stock
Portfolio, Utilities
Portfolio)                     An investment in foreign securities involves risk
                               in addition to those of U.S. securities, including possible political and economic instability. The Funds may also bears an "information" risk associated with the different accounting, auditing, and financial reporting standards in many foreign countries.

                               The only types of foreign securities in which the Funds intend to invest are American Depository Receipts ("ADRs"). ADRs are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock or deposit with a custodian bank as collateral. Because ADRs trade on U.S. securities exchanges, the Funds do not treat them as foreign securities. However, they are subject to many of the risks of foreign securities described above.

  EMERGING MARKETS
  (Utilities Portfolio)        Emerging markets may offer the potential of
                               significant gains but also involve greater risks than investing in more developed countries.
                               Political or economic instability, lack of market liquidity and government actions, such as currency controls or seizure of private business or property may be more likely in emerging markets than established foreign markets.

DERIVATIVES AND HEDGING
TECHNIQUES
(All Funds)                    Derivative contracts, such as futures and options
                               on securities, may be used for any of the following purposes:

                               -  To hedge against the economic impact of
                                  adverse changes in the market value of its securities, due to changes in stock market prices, currency exchange rates or interest rates;

                               -  As a substitute for buying or selling
                                  securities

                               -  To enhance return

                               Even a small investment in derivative contracts can have a big impact on a Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing.

                               For a more complete description of derivative and hedging techniques and their associated risks, please refer to the SAI

TEMPORARY DEFENSIVE POSITION
(All Funds)                    Each Fund may depart from its principal
                               investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in various types of money market and short-term debt securities. If a Fund takes a temporary defensive position, it is not pursuing its investment goal.

SELECTION RISKS
(All Funds)                    Fund investors are subject to selection risk in
                               that a strategy used, or stock selected, may fail to have the desired effect. Specifically, stocks believed to show potential for capital growth may not achieve that growth. Strategies or instruments used to hedge against a possible risk or loss may fail to protect against the particular risk or loss

                                   MANAGEMENT

INVESTMENT ADVISERS

TRAVELERS ASSET MANAGEMENT INTERNATIONAL CORPORATION ("TAMIC") provides investment advice and, in general, supervises and manages the investment program for the U.S. Government Securities Portfolio. prospectus. TAMIC is a registered investment adviser that was incorporated in 1978. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Citigroup, Inc. TAMIC also acts as an investment adviser or subadviser for:

     - other investment companies used to fund variable products

     - individual and pooled pension and profit-sharing accounts

     - domestic insurance companies affiliated with The Travelers Insurance Company (which is affiliated with TAMIC)

     - nonaffiliated insurance companies

For the year ended December 31, 1998, the U.S. Government Securities Portfolio paid TAMIC advisory fees at an annual rate of 0.3233% of the Fund's average daily net assets.

MUTUAL MANAGEMENT CORPORATION ("MMC") provides investment advice and, in general, supervises and manages the investment program for the Social Awareness Stock Portfolio and the Utilities Portfolio. TAMIC is a registered investment adviser and affiliate of The Travelers Insurance Company. It has been in the investment counseling business since 1968. Its principal offices are located at 388 Greenwich Street, New York, New York, and it is a wholly owned subsidiary of Citigroup, Inc. MMC also renders investment advice to a wide variety of individual, institutional, and investment company clients.

For the year ended December 31, 1998, the Social Awareness Stock Portfolio paid MMC an amount equivalent on an annual basis a fee computed as follows:

       ANNUAL          AGGREGATE NEW ASSET
   MANAGEMENT FEE       VALUE OF THE FUND
0.65% of the first      $50,000,000 plus
0.55% of the next       $50,000,000 plus
0.45% of the next       $100,000,000 plus
0.40% of amounts over   $200,000,000

For the year ended December 31, 1998, the Utilities Portfolio paid MMC an amount equivalent on an annual basis to 0.65% of its average daily net assets.

THE PORTFOLIO MANAGERS

The table below sets forth each portfolio manager's name and business experience for the past 5 years.

--------------------------------------------------------------------------------------------
  FUND                          PORTFOLIO MANAGER               BUSINESS EXPERIENCE
                                                                (1994 TO PRESENT)

--------------------------------------------------------------------------------------------
  SOCIAL AWARENESS STOCK        Robert J. Brady (since 1994)    Managing Director and
  PORTFOLIO                                                     Portfolio Manager, MMC
                                                                Vice President and Portfolio
                                                                Manager, MMC
--------------------------------------------------------------------------------------------
  U.S. GOVERNMENT SECURITIES    Joseph M. Mullally (since       Senior Vice President, TAMIC
  PORTFOLIO                     1995)
--------------------------------------------------------------------------------------------
  UTILITIES PORTFOLIO           Robert J. Brady (since          Managing Director and
                                11/98)                          Portfolio Manager, MMC
--------------------------------------------------------------------------------------------

                               LEGAL PROCEEDINGS

There are no material pending legal proceedings affecting the Trust, and it has been advised by TAMIC, MMC and the Trust's principal underwriter that none of them have any material pending legal proceedings affecting them.

                              YEAR 2000 COMPLIANCE

Generally computer programs were designed without considering the impact of the upcoming change in the century. As a result software and computer systems may need to be upgraded or replaced in order to comply with "Year 2000" requirements. If not corrected, these computer applications could fail or create erroneous results by or at the Year 2000. The business and financial condition and results of operation of a company, investment adviser separate account and/or a mutual fund could be materially and adversely affected by the failure of its systems and applications (or those either provided or operated by third-parties) to properly operate or manage dates beyond the year 1999.

The Travelers and its affiliates have investigated the nature and extent of the work required for its computer system to process beyond the turn of the century, and have made progress toward achieving this goal, including upgrading and/or replacing existing systems. The Travelers is confirming with its service providers that they are also in the process of replacing or modifying their systems with the same goal. The Travelers expect that our principal systems will be Year 2000 compliant by early 1999. While these efforts involve substantial costs, The Travelers closely monitors associated costs and continues to evaluate associated risks based on actual expenses. While it is likely that these efforts will be successful, if necessary modifications and conversions are not completed in a timely manner, the Year 2000 requirements could have a material adverse effect on certain operations of the Trust or its Funds.

                                EURO CONVERSION

On January 1, 1999, 11 participating countries in the European Economic Monetary Union (Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) adopted the Euro as their official currency. As of January 1, 1999, governments in participating countries will issue new debt and redenominate existing debt in Euros, although corporations may choose whether to issue stocks or bonds in Euros or the national currency. The new European Central Bank (the "ECB") has assumed responsibility for a uniform monetary policy in participating countries. Currency conversion occurs through a "triangulation" process whereby an amount denominated in one national currency is converted into Euros, which are then be converted into the second national currency. The Euro conversion presents investors with unique risks and uncertainties, including: (1) the readiness of Euro payment, clearing, and other operational systems; (2) the legal treatment of debt instruments and financial contracts denominated in or referring to existing national currencies rather than the Euro; (3) exchange-rate fluctuations between the Euro and non-Euro currencies during the transition period of January 1, 1999 through December 31, 2001 and beyond; (4) potential U.S. tax issues with respect to Fund securities; and (5) the ECB's abilities to manage monetary policies among the participating countries. Three other EU member countries (Denmark, Greece, and the United Kingdom) may convert to the Euro at a later date. These and other factors could adversely affect the value of or income from Fund securities.

                         SHARE TRANSACTIONS AND PRICING

Fund shares are currently sold only to insurance company separate accounts in connection with the variable annuity and variable life insurance contracts issued by The Travelers. The term "shareholder" as used in this prospectus refer to any insurance company separate account that may use Fund shares as a funding option now or in the future. Fund shares are not sold to the general public. Fund shares are sold on a continuing basis without a sales charge at the net asset value next computed after the Fund's custodian receives payment. The separate accounts to which shares are sold, however, may impose sales and other charges, as described in the appropriate contract prospectus.

The Trust currently issues 20 series or Funds, each with only one class of shares. All shares participate equally in dividends and distributions and have equal voting, liquidation and other rights. All shares of a Fund participate equally in dividends and distributions and have equal voting liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and nonassessable by the Trust. Shares are redeemable transferable and freely assignable as collateral. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

PRICING OF FUND SHARES

The offering price of Fund shares is the net asset value or NAV of a single share. Normally NAV is computed as of the close of trading (usually 4:00 p.m. Eastern time) each day the New York Stock Exchange ("Exchange") is open. NAV is calculated by adding the value of a Fund's investments, cash and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

Each Fund's assets are valued primarily based on market value. Short-term money market instruments with remaining maturities of sixty days or less are valued using the amortized-cost method. This method approximates market value and minimizes the effect of charges in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded; the value is then converted into U.S. dollars from the local currency. In cases where market quotations are not readily available or, for foreign securities, if the values have been materially impacted by events occurring after the closing of a foreign market, an asset is valued at fair value as determined in good faith by the Trust's Board of Trustees ("Board"). However, this procedure is not used to determine the value of the securities owned by a Fund if, in the opinion of the Board or the committee appointed by the Board, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded off an exchange would more accurately reflect the fair market value of such securities.

PURCHASES AND REDEMPTIONS

Owners of variable annuity or variable life insurance contracts should follow the purchase and redemption procedures described in the accompanying separate account prospectus. The following is general information with regard to purchases and redemptions of Fund shares by insurance company separate accounts.

Fund shares are purchased and redeemed at the NAV next determined after the Fund receives a purchase or redemption order. NAVs are adjusted for fractions of a cent. Upon redemption, a shareholder may receive more or less than the amount paid at the time of purchase, depending upon changes in the value of the Fund's investment portfolio between purchase and redemption.

The Trust computes each Fund's NAV for purchases and redemptions as of the close of the Exchange on the day that the Trust has received all proper documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day, but not more than seven days later.

The Trust retains the right to refuse a purchase order. The Trust may temporarily suspend the redemption rights or postpone payments when the Exchange is closed (other than on weekends and holidays), when trading on the Exchange is restricted, or when permitted by the SEC.

                TAX CONSEQUENCES OF DIVIDENDS AND DISTRIBUTIONS

Capital gains and dividends are distributed in cash or reinvested in additional Fund shares, without a sales charge. The Trust expects that Fund shares will be held under a variable annuity or variable life insurance contract. Under current tax law, distributions that are left to accumulate in the variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Contract purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to variable annuity or variable life insurance contracts.

Each Fund intends to make distributions of income and capital gains in order to qualify each year as a regulated company under Subchapter M of the Internal Revenue Code. Further, each Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

                              FINANCIAL HIGHLIGHTS
                           SOCIAL AWARENESS PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1997 and 1998 was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. All other periods presented were audited by other independent auditors.

                                                       YEAR ENDED DECEMBER 31,
                                                       -----------------------
                                             1998      1997      1996      1995     1994
Net Asset Value,
Beginning of Period.......................            $ 15.76   $ 14.32   $11.05   $11.64
Income from Investment Operations:
  Net Investment Income(1)................               0.15      0.31     0.12     0.16
  Net Gains or Losses on Securities (both
  realized and unrealized)................               4.15      2.42     3.47    (0.45)
                                            -------
  Total from Investment Operations........               4.30      2.73     3.59    (0.29)
                                                                =======
Less Distributions(2):
  Dividends (from net investment
  Income).................................                 --     (0.43)   (0.14)   (0.24)
  Distributions (from capital gains)......                 --     (0.86)   (0.18)   (0.06)
                                                      -------   -------   ------   ------
Total distributions.......................                 --     (1.29)   (0.32)   (0.30)
Net Asset Value, End of Period............            $ 20.06   $ 15.76   $14.32   $11.05
TOTAL RETURN(3)...........................              27.28%    19.98%   33.37%   (2.69)%
  Net Assets, End of Period (thousands)...            $21,013   $11,040   $7,055   $3,879
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net
  Assets(1)(4)............................                   %         %        %       %
  Ratio of Net Income to Average Net
  Assets..................................               0.97%     0.43%    0.99%   1.43%
  Portfolio turnover rate.................                 19%       26%      73%    137%

(1)

(2) Distributions from realized gains include both net realized short-term and long-term capital gains. Prior to 1996, net realized short-term capital gains were included in distributions from net investment income.

(3) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower if separate account charges had been reflected.

(4)

                              FINANCIAL HIGHLIGHTS
                      U.S. GOVERNMENT SECURITIES PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1997 and 1998 was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. All other periods presented were audited by other independent auditors.

                                                        YEAR ENDED DECEMBER 31,
                                                        -----------------------
                                             1998      1997      1996      1995      1994
Net Asset Value,
Beginning of Period.......................            $ 10.86   $ 12.43   $ 10.58   $ 11.63
Income from Investment Operations:
  Net Investment Income...................               0.58      0.68      0.65      0.60
  Net Gains or Losses on Securities (both
  realized and unrealized)................               0.79     (0.52)     1.80     (1.23)
                                            -------
  Total from Investment Operations........               1.37      0.16      2.45     (0.63)
                                                                =======
Less Distributions(1):
  Dividends (from net investment
  Income).................................              (0.58)    (1.55)    (0.60)    (0.39)
  Distributions (from capital gains)......                 --     (0.18)       --     (0.03)
                                                      -------   -------   -------   -------
Total distributions.......................              (0.58)    (1.73)    (0.60)    (0.42)
Net Asset Value, End of Period............            $ 11.65   $ 10.86   $ 12.43   $ 10.58
TOTAL RETURN(2)...........................              12.62%     1.46%    24.42%    (5.64)%
  Net Assets, End of Period (thousands)...            $35,279   $26,009   $28,192   $24,522
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net
  Assets..................................               0.49%     0.62%     0.56%     0.71%
  Ratio of Net Income to Average Net
  Assets..................................               6.10%     5.68%     5.80%     5.56%
  Portfolio turnover rate.................                208%      501%      214%       16%

(1) Distributions from realized gains include both net realized short-term and long-term capital gains. Prior to 1996, net realized short-term capital gains were included in distributions from net investment income.

(2) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower if separate account charges had been reflected.

                              FINANCIAL HIGHLIGHTS
                              UTILITIES PORTFOLIO

The financial highlights table provides information to help you understand the Fund's financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1997 and 1998 was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. All other periods presented were audited by other independent auditors.

                                            YEAR ENDED DECEMBER 31,          FEBRUARY 4(1) TO
                                            -----------------------            DECEMBER 31,
                                      1998      1997      1996      1995           1994
Net Asset Value, Beginning of
Period.............................            $ 12.22   $ 12.85   $ 10.17        $10.00
Income from Investment Operations:
  Net Investment Income(4).........               0.46      0.47      0.48          0.35
  Net Gains or Losses on Securities
  (both realized and unrealized)...               2.63      0.47      2.44         (0.18)
  Total from Investment
  Operations.......................               3.09      0.94      2.92          0.17
Less Distributions(2):
  Dividends (from net investment
  Income)..........................              (0.01)    (0.84)    (0.24)           --
  Distributions (from capital
  gains)...........................              (0.01)    (0.73)       --            --
                                               -------   -------   -------        ------
Total distributions................              (0.02)    (1.57)    (0.24)           --
Net Asset Value, End of Period.....            $ 15.29   $ 12.22   $ 12.85        $10.17
TOTAL RETURN(3)....................              25.29%     7.47%    29.29%         1.70%
  Net Assets, End of Period
  (thousands)......................            $21,413   $18,214   $15,340        $5,757
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net
  Assets(4)........................                   %         %         %             %(5)
  Ratio of Net Income to Average
  Net Assets.......................               3.58%     3.88%     4.29%         3.86%(5)
  Portfolio turnover rate..........                 68%       39%       25%           32%

(1) Date operations commenced.

(2) Distributions from realized gains include both net realized short-term and long-term capital gains. Prior to 1996, net realized short-term capital gains were included in distributions from net investment income.

(3) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower if separate account charges had been reflected.

(4)

                                   APPENDIX A

The Funds may invest in various instruments subject to their particular investment policies. The Funds may engage in the following techniques and practices which, together with their risks, are described in the SAI.

------------------------------------------------------------------------------------------------------------
                                                     U.S. GOV'T            SOCIAL
             INVESTMENT TECHNIQUE                    SECURITIES           AWARENESS           UTILITIES
------------------------------------------------------------------------------------------------------------
 Affiliated Bank Transactions
------------------------------------------------------------------------------------------------------------
 American Depository Receipts                                                 X                   X
------------------------------------------------------------------------------------------------------------
 Asset-Backed Mortgage Securities                         X
------------------------------------------------------------------------------------------------------------
 Bankers Acceptances                                      X                   X                   X
------------------------------------------------------------------------------------------------------------
 Buying Put and Call Options                              X
------------------------------------------------------------------------------------------------------------
 Certificates of Deposit                                  X                   X                   X
------------------------------------------------------------------------------------------------------------
 Commercial Paper                                         X                   X                   X
------------------------------------------------------------------------------------------------------------
 Convertible Securities                                                       X                   X
------------------------------------------------------------------------------------------------------------
 Corporate Asset-Backed Securities
------------------------------------------------------------------------------------------------------------
 Debt Securities                                          X                   X                   X
------------------------------------------------------------------------------------------------------------
 Emerging Market Securities
------------------------------------------------------------------------------------------------------------
 Equity Securities                                                            X                   X
------------------------------------------------------------------------------------------------------------
 Floating & Variable Rate Instruments                     X
------------------------------------------------------------------------------------------------------------
 Foreign Securities                                                                               X
------------------------------------------------------------------------------------------------------------
 Forward Contracts on Foreign Currency
------------------------------------------------------------------------------------------------------------
 Futures Contracts                                        X                   X                   X
------------------------------------------------------------------------------------------------------------
 High Yield, High-Risk Bonds                                                                      X
------------------------------------------------------------------------------------------------------------
 Illiquid Securities                                      X                                       X
------------------------------------------------------------------------------------------------------------
 Indexed Securities
------------------------------------------------------------------------------------------------------------
 Index Futures Contracts                                  X                   X                   X
------------------------------------------------------------------------------------------------------------
 Investment Company Securities                            X
------------------------------------------------------------------------------------------------------------
 Investment in Unseasoned Companies
------------------------------------------------------------------------------------------------------------
 Letters of Credit                                        X
------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities                             X                                       X
------------------------------------------------------------------------------------------------------------
 Loan Participation
------------------------------------------------------------------------------------------------------------
 Options on Foreign Currencies
------------------------------------------------------------------------------------------------------------
 Options on Index Futures Contracts                       X
------------------------------------------------------------------------------------------------------------
 Options on Stock Indices                                                                         X
------------------------------------------------------------------------------------------------------------
 Other Direct Indebtedness
------------------------------------------------------------------------------------------------------------
 Real Estate-Related Instruments                          X                   X
------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                                    X                   X                   X
------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements                            X
------------------------------------------------------------------------------------------------------------
 Short Sales "Against the Box"                                                                    X
------------------------------------------------------------------------------------------------------------
 Short-Term Money Market Instruments                      X                   X                   X
------------------------------------------------------------------------------------------------------------
 Swap Agreements
------------------------------------------------------------------------------------------------------------
 Temporary Bank Borrowing                                 X
------------------------------------------------------------------------------------------------------------
 U.S Government Securities                                X                   X                   X
------------------------------------------------------------------------------------------------------------
 Variable Amount Master Demand Notes                      X                   X                   X
------------------------------------------------------------------------------------------------------------
 When-Issued and Delayed Delivery Securities              X
------------------------------------------------------------------------------------------------------------
 Writing Covered Call Options                             X                   X                   X
------------------------------------------------------------------------------------------------------------

                           THE TRAVELERS SERIES TRUST

                        SOCIAL AWARENESS STOCK PORTFOLIO
                      U.S. GOVERNMENT SECURITIES PORTFOLIO
                              UTILITIES PORTFOLIO

Investors who want more information about the Fund can obtain a statement of additional information ("SAI") which provides more detailed information on a number of topics and is made a part of this prospectus. Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. The Fund's annual report provides a discussion of the market conditions and investment strategies that particularly impact the Fund's performance over the past fiscal year. These documents are free of charge. To obtain a copy, or ask other questions about the fund, do one of the following:
                             CALL -- 1-860-277-0111
--------------------------------------------------------------------------------
             WRITE -- ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
--------------------------------------------------------------------------------
                 ACCESS THE SEC'S WEBSITE -- http://www.sec.gov

Investors may, for a fee, get text-only copies of the above documents from the SEC Public Reference Room at 1-800-SEC-0330 or write to the SEC Public Reference Room, Washington, DC, 20549-6009

                           THE TRAVELERS SERIES TRUST
                        ZERO COUPON BOND FUND PORTFOLIOS
                             (SERIES 2000 AND 2005)

                      GOAL -- HIGH CONSISTENT TOTAL RETURN
                          WITH PRESERVATION OF CAPITAL

The Travelers Series Trust (the "Trust") is an open-end management investment company (mutual fund) consisting of multiple portfolios, each with its own investment objective and policies. Only the portfolios (the "Funds") listed above are described in this prospectus.

Fund shares are offered only to separate accounts of The Travelers Insurance Company and The Travelers Life and Annuity Company (together, "The Travelers"). The Funds serve as funding options for certain variable annuity and variable life insurance contracts issued by The Travelers.

                                ONE TOWER SQUARE
                          HARTFORD, CONNECTICUT 06183
                           TELEPHONE 1-800-    -

                                   PROSPECTUS

                                  May 1, 1999

TABLE OF CONTENTS

                                 Page

Goals and Investments..........    2

Fund Performance...............    2

Investments and Practices......    3

Management.....................    5

   Investment Adviser..........    5

   Portfolio Manager...........    5

Legal Proceedings..............    5

                                 Page

Year 2000 Compliance...........    5
Euro Conversion................    6

Share Transactions and             6
  Pricing......................

Tax Consequences...............    7

Financial Highlights...........    8
Appendix A.....................  A-1

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE FUND'S SHARES AS AN INVESTMENT AND HAS NOT DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS AGAINST THE LAW FOR ANYONE TO TELL YOU OTHERWISE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF THE BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

            ZERO COUPON BOND FUND PORTFOLIOS (SERIES 2000 AND 2005)

                             Goals and Investments

                                           INVESTMENT ADVISER:  TAMIC

                                           PORTFOLIO MANAGER:  David A. Tyson
FUND'S OBJECTIVE:     High consistent
                      total return with
                      preservation of
                      capital

KEY INVESTMENTS:      Zero coupon
                      securities

SELECTION PROCESS: The Funds invest at least 65% of its assets in zero coupon securities. A zero coupon security pays no cash income but is acquired at a substantial discount from its value at maturity. These securities may be issued by the U.S. Government, domestic corporations or foreign issuers. Each Fund also may invest the remaining 35% of its assets in non-zero coupon securities, such as common stock, bonds and money market instruments.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund's investments include foreign securities. For a complete list of all investments available to the Fund, please see Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: Each Fund is most subject to fixed-income securities risk and foreign securities risk. For a full description of these types of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investment techniques, and their associated risks, available to the Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The charts and tables below show how an investment in each Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by Travelers. The tables compare each Fund's performance with the Merrill Lynch Zero Coupon Index (5 year and 10 year). Past performance can give some indication of each Fund's risk but does not guarantee future results.

                    YEAR-BY YEAR % TOTAL RETURNS AS OF 12/31
                                 (SERIES 2000)
[SERIES 2000 PERFORMANCE GRAPH]

                               ZERO COUPON
                                BOND FUND
                                PORTFOLIOS
                              (SERIES 2000)
'96                                2.76
'97                                7.20
'98                                0.00

                 Fund commenced operations on October 11, 1995.

Best Quarter:                                            Q# [2 digit year]     %
Worst Quarter:                                           Q# [2 digit year]     %

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998

                             1 year   Life of Fund
                             ------   -------------
Zero Coupon
(Series 2000)
Merrill Lynch Zero (5 yr.)

                    YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31
                                 (SERIES 2005)

[SERIES 2000 PERFORMANCE GRAPH]

                               ZERO COUPON
                                BOND FUND
                                PORTFOLIOS
                              (SERIES 2005)
'96                                0.90
'97                               11.63
'98                                0.00

                 Fund commenced operations on October 11, 1995.

Best Quarter:                                            Q# [2 digit year]     %
Worst Quarter:                                           Q# [2 digit year]     %

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998

                             1 year   Life of Fund
                             ------   -------------
Zero Coupon
(Series 2005)
Merrill Lynch Zero (10
yr.)

                           INVESTMENTS AND PRACTICES

The Funds invests in various instruments subject to their investment policy. The Fund may invest in all of the following, as described in the overview for the Funds, and in the Statement of Additional Information. For a free copy of the Statement of Additional Information, see the front cover of this prospectus.

FIXED INCOME INVESTMENTS
                               The Fund may invest in fixed income securities. Fixed income securities include U.S. Government obligations, certificates of deposit, and short-term money market instruments. Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

  Zero Coupon Securities:
                               If shares of a Fund are redeemed prior to the Fund's maturity, an investor may experience a significantly different investment return than was anticipated at the time of purchase.

                               Because they do not pay interest, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates.

                               Proceeds from the sale of zero securities may not be reinvested at the same interest rate which was available at the time of purchase.

  Generally:
                               The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as short-term interest rates fall and decreases as short-term interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond's price is affected by the credit quality of its issuer. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.

EQUITIES
                               The Fund may invest in equity securities. Equity securities include common and preferred stocks, warrants, rights, depository receipts and shares, trust certificates, and real estate instruments.

                               Equities are subject to market risk. Many factors affect the stock market prices and dividend payouts of equity investments. These factors include general business conditions, investor confidence in the economy, and current conditions in a particular industry or company.

FOREIGN SECURITIES
                               An investment in foreign securities involves risk in addition to those of U.S. securities, including possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. The Fund also bears an "information" risk associated with the different accounting, auditing, and financial reporting standards in many foreign countries. If a Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets.

DERIVATIVES AND HEDGING
TECHNIQUES
                               Derivative contracts, such as futures and options on securities, may be used for any of the following purposes:

                               -  To hedge against the economic impact of
                                  adverse changes in the market value of its securities, due to changes in stock market prices, currency exchange rates or interest rates;

                               -  As a substitute for buying or selling
                                  securities
                               -  To enhance return

                               Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing.

                               For a more complete description of derivative and hedging techniques and their associated risks, please refer to the SAI.

SELECTION RISK
                               Fund investors are subject to selection risk in that a strategy used, or stock selected, may fail to have the desired effect. Specifically, stocks believed to show potential for capital growth may not achieve that growth. Strategies or instruments used to hedge against a possible risk or loss may fail to protect against the particular risk or loss.

                                   MANAGEMENT

INVESTMENT ADVISER

TRAVELERS ASSET MANAGEMENT INTERNATIONAL CORPORATION ("TAMIC") provides investment advice, and, in general, supervises and manages the investment program for the funds described in this prospectus. TAMIC is a registered investment adviser that was incorporated in 1978. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Citigroup, Inc. TAMIC also acts as an investment adviser or subadviser for:

     -  other investment companies used to fund variable products

     -  individual and pooled pension and profit-sharing accounts

     - domestic insurance companies affiliated with The Travelers Insurance Company (which is affiliated with TAMIC)

     -  nonaffiliated insurance companies

For the year ended December 31, 1998, the Zero Coupon Bond Fund Portfolios each paid TAMIC a fee equal on an annual basis to .10% of the average daily net assets of each Portfolio.

PORTFOLIO MANAGER

The Zero Coupon Bond Fund Portfolios are managed by David A. Tyson, Ph.D., CFA. Mr. Tyson is currently Senior Vice President and the head of Traveler's Portfolio Management Group. His previous responsibilities include managing The Travelers Derivatives, Mortgage-Backed and Quantitative Investment Groups. Mr. Tyson joined Travelers in 1985 and TAMIC in 1994.

                               LEGAL PROCEEDINGS

There are no material pending legal proceedings affecting the Trust, and it has been advised by TAMIC and the Trust's principal underwriter that neither of them have any material pending legal proceedings affecting them.

                              YEAR 2000 COMPLIANCE

Generally computer programs were designed without considering the impact of the upcoming change in the century. As a result software and computer systems may need to be upgraded or replaced in order to comply with "Year 2000" requirements. If not corrected, these computer applications could fail or create erroneous results by or at the Year 2000. The business, financial condition and results of operation of a company, investment adviser separate account and/or a mutual fund could be materially and adversely affected by the failure of its systems and applications (or those either provided or operated by third-parties) to properly operate or manage dates beyond the year 1999.

The Travelers and its affiliates have investigated the nature and extent of the work required for its computer system to process beyond the turn of the century, and have made progress toward achieving this goal, including upgrading and/or replacing existing systems. The Travelers is confirming with its service providers that they are also in the process of replacing or modifying their systems with the same goal. The Travelers expects that our principal systems will be Year 2000 compliant by early 1999. While these efforts involve substantial costs, The Travelers closely monitors associated costs and continues to evaluate associated risks based on actual expenses. While it is likely that these efforts will be successful, if necessary modifications and conversions are not completed in a timely manner, the Year 2000 requirements could have a material adverse effect on certain operations of the Trust or its Funds.

EURO CONVERSION

On January 1, 1999, 11 participating countries in the European Economic Monetary Union (Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) adopted the Euro as their official currency. As of January 1, 1999, governments in participating countries will issue new debt and redenominate existing debt in Euros, although corporations may choose whether to issue stocks or bonds in Euros or the national currency. The new European Central Bank (the "ECB") has assumed responsibility for a uniform monetary policy in participating countries. Currency conversion occurs through a "triangulation" process whereby an amount denominated in one national currency is converted into Euros, which are then converted into the second national currency. The Euro conversion presents investors with unique risks and uncertainties, including: (1) the readiness of Euro payment, clearing, and other operational systems; (2) the legal treatment of debt instruments and financial contracts denominated in or referring to existing national currencies rather than the Euro; (3) exchange-rate fluctuations between the Euro and non-Euro currencies during the transition period of January 1, 1999 through December 31, 2001 and beyond; (4) potential U.S. tax issues with respect to Fund securities; and (5) the ECB's abilities to manage monetary policies among the participating countries. Three other EU member countries (Denmark, Greece, and the United Kingdom) may convert to the Euro at a later date. These and other factors could adversely affect the value of or income from Fund securities.

                         SHARE TRANSACTIONS AND PRICING

Fund shares are currently sold only to insurance company separate accounts in connection with the variable annuity and variable life insurance contracts issued by The Travelers. The term "shareholder" as used in this prospectus refer to any insurance company separate account that may use Fund shares as a funding option now or in the future. Fund shares are not sold to the general public. Fund shares are sold on a continuing basis without a sales charge at the net asset value next computed after the Fund's custodian receives payment. The separate accounts to which shares are sold, however, may impose sales and other charges, as described in the appropriate contract prospectus.

The Trust currently issues 20 series or Funds, each with only one class of shares. All shares participate equally in dividends and distributions and have equal voting, liquidation and other rights. All shares of a Fund participate equally in dividends and distributions and have equal voting liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and nonassessable by the Trust. Shares are redeemable transferable and freely assignable as collateral. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

PRICING OF FUND SHARES

The offering price of Fund shares is the net asset value or NAV of a single share. Normally NAV is computed as of the close of trading (usually 4:00 p.m. Eastern time) each day the New York Stock

Exchange ("Exchange") is open. NAV is calculated by adding the value of a Fund's investments, cash and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

Each Fund's assets are valued primarily based on market value. Short-term money market instruments with remaining maturities of sixty days or less are valued using the amortized-cost method. This method approximates market value and minimizes the effect of charges in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded; the value is then converted into U.S. dollars from the local currency. In cases where market quotations are not readily available or, for foreign securities, if the values have been materially impacted by events occurring after the closing of a foreign market, an asset is valued at fair value as determined in good faith by the Trust's Board of Trustees ("Board"). However, this procedure is not used to determine the value of the securities owned by a Fund if, in the opinion of the Board or the committee appointed by the Board, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded off an exchange would more accurately reflect the fair market value of such securities).

PURCHASES AND REDEMPTIONS

Owners of variable annuity or variable life insurance contracts should follow the purchase and redemption procedures described in the accompanying separate account prospectus. The following is general information with regard to purchases and redemptions of Fund shares by insurance company separate accounts.

Fund shares are purchased and redeemed at the NAV next determined after the Fund receives a purchase or redemption order. NAVs are adjusted for fractions of a cent. Upon redemption, a shareholder may receive more or less than the amount paid at the time of purchase, depending upon changes in the value of the Fund's investment portfolio between purchase and redemption.

The Trust computes each Fund's NAV for purchases and redemptions as of the close of the Exchange on the day that the Trust has received all proper documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day, but not more than seven days later.

The Trust retains the right to refuse a purchase order. The Trust may temporarily suspend the redemption rights or postpone payments when the Exchange is closed (other than on weekends and holidays), when trading on the Exchange is restricted, or when permitted by the SEC.

                TAX CONSEQUENCES OF DIVIDENDS AND DISTRIBUTIONS

Capital gains and dividends are distributed in cash or reinvested in additional Fund shares, without a sales charge. The Trust expects that Fund shares will be held under a variable annuity or variable life insurance contract. Under current tax law, distributions that are left to accumulate in the variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Contract purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to variable annuity or variable life insurance contracts.

                              FINANCIAL HIGHLIGHTS
                        ZERO COUPON BOND FUND PORTFOLIOS

The financial highlights table provides information to help you understand the Funds' financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1997 and 1998 was audited by KPMG Peat Marwick LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. All other periods presented were audited by other independent auditors.

                                               YEAR ENDED DECEMBER 31,                   YEAR ENDED DECEMBER 31,
                                               -----------------------                   -----------------------
                                                    (SERIES 2000)                             (SERIES 2005)
                                                                  OCTOBER 11,                               OCTOBER 11,
                                                                   1995(1) TO                                1995(1) TO
                                                                  DECEMBER 31,                              DECEMBER 31,
                                        1998     1997     1996        1995        1998     1997     1996        1995
Net Asset Value,
Beginning of Period..................           $ 9.96   $10.31      $10.00               $ 9.97   $10.48      $10.00
Income from Investment Operations:
  Net Investment Income(1)...........             0.59     0.50        0.13                 0.60     0.48        0.13
  Net Gains or Losses on Securities
  (both realized and unrealized).....             0.13    (0.22)       0.18                 0.56    (0.38)       0.35
  Total from Investment Operations...             0.72    (0.28)       0.31                 1.16     0.10        0.48
                                                         ======                                    ======
Less Distributions(1):
  Dividends (from net investment
  income)............................            (0.59)   (0.63)         --                (0.60)   (0.61)         --
Net realized gains...................               --       --          --                   --       --          --
Total Distributions..................            (0.59)   (0.63)         --                (0.60)   (0.61)         --
Net Asset Value, End of Period.......           $10.09   $ 9.96      $10.31               $10.53   $ 9.97      $10.48
TOTAL RETURN(2)......................             7.20%    2.76%       3.10%               11.63%    0.90%       4.80%
  Net Assets, End of Period
  (thousands)........................           $1,757   $1,565      $1,029               $2,357   $2,054      $1,050
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net
  Assets(3)(5).......................             0.15%    0.15%       0.15%(4)             0.15%    0.15%       0.15%(4)
  Ratio of Net Income to Average Net
  Assets.............................             5.88%    5.74%       5.61%(4)             6.11%    6.14%       5.89%(4)
  Portfolio turnover rate............               29%      33%         34%                   9%      17%         23%

(1) Date operations commenced.

(2) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower if separate account charges had been reflected.

(3)

(4) Annualized

(5) The expense ratios for the years ended December 31, 1998, 1997 and 1996 and for the period ended December 31, 1995 reflect expense reimbursements by The Travelers in connection with voluntary expense limitations.

                                   APPENDIX A
                        ZERO COUPON BOND FUND PORTFOLIOS

The Funds invest in various instruments subject to their investment objective. The following techniques and practices are all available to the Funds, and are described, together with their risks, in the SAI.

Investments and investment techniques available to the Fund:

American Depositary Receipts
Asset-Backed Mortgage Securities
Bankers Acceptances
Buying Put and Call Options
Certificates of Deposit
Commercial Paper
Convertible Securities
Corporate Asset-Backed Securities
Debt Securities
Emerging Market Securities
Equity Securities
Floating and Variable Rate Instruments
Foreign Securities
Futures Contracts
Illiquid Securities
Index Futures Contracts
Investment Company Securities
Investment in Unseasoned Companies
Options on Index Futures Contracts
Real Estate-Related Instruments
Repurchase Agreements
Short-Term Money Market Instruments
Temporary Bank Borrowing
U.S. Government Securities
Variable Amount Master Demand Notes
When-Issued Delayed Delivery Securities
Writing Covered Call Options

                             TRAVELERS SERIES TRUST
                        ZERO COUPON BOND FUND PORTFOLIOS
                         (Series 2000 and Series 2005)

Investors who want more information about the Fund can obtain a statement of additional information ("SAI") which provides more detailed information on a number of topics and is made a part of this prospectus. Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. The Fund's annual report provides a discussion of the market conditions and investment strategies that particularly impact the Fund's performance over the past fiscal year. These documents are free of charge. To obtain a copy, or ask other questions about the fund, do one of the following:
                             CALL -- 1-860-277-0111
--------------------------------------------------------------------------------
             WRITE -- ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
--------------------------------------------------------------------------------
                 ACCESS THE SEC'S WEBSITE -- http://www.sec.gov

Investors may, for a fee, get text-only copies of the above documents from the SEC Public Reference Room at 1-800-SEC-0330 or write to the SEC Public Reference Room, Washington, DC, 20549-6009

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION


                             TRAVELERS SERIES TRUST


                           CONVERTIBLE BOND PORTFOLIO
                       DISCIPLINED MID CAP STOCK PORTFOLIO
                      DISCIPLINED SMALL CAP STOCK PORTFOLIO
                             EQUITY INCOME PORTFOLIO
                         FEDERATED HIGH YIELD PORTFOLIO
                            FEDERATED STOCK PORTFOLIO
                      JURIKA & VOYLES CORE EQUITY PORTFOLIO
                               LARGE CAP PORTFOLIO
                      LAZARD INTERNATIONAL STOCK PORTFOLIO
                          MFS EMERGING GROWTH PORTFOLIO
                          MFS MID CAP GROWTH PORTFOLIO
                             MFS RESEARCH PORTFOLIO
                             NWQ LARGE CAP PORTFOLIO
                        SOCIAL AWARENESS STOCK PORTFOLIO
                            STRATEGIC STOCK PORTFOLIO
                        TRAVELERS QUALITY BOND PORTFOLIO
                      U.S. GOVERNMENT SECURITIES PORTFOLIO
                               UTILITIES PORTFOLIO
             ZERO COUPON BOND FUND PORTFOLIOS (SERIES 2000 AND 2005)



                                   May 1, 1999

This Statement of Additional Information ("SAI") is not a prospectus. Investors should read this SAI with the applicable Travelers Series Trust's prospectus dated May 1, 1999 and 1998 annual shareholder report. Investors may obtain a free copy of the prospectus and annual shareholder report by writing or calling us at:

                         The Travelers Insurance Company
                                Annuity Services
                                One Tower Square
                        Hartford, Connecticut 06183-5030
                     phone number 860-277-011 (collect); or
                             800-___-___ (toll free)

or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                            PAGE
Investment Objectives, Policies, Risks and Certain Restrictions..........      1
Investment Restrictions..................................................     56
Valuation................................................................     58
Distributions............................................................     59
Trustees and Officers....................................................     59
Declaration of Trust.....................................................     63
Investment Advisory Services.............................................     64
Redemptions in Kind......................................................     75
Brokerage................................................................     75
Portfolio Turnover Rate..................................................     76
Fund Administration......................................................     79
Shareholder Rights.......................................................     80
Tax Status...............................................................     81
Performance Quotations...................................................     83
Financial Statements.....................................................     85
Additional Information...................................................     85
Appendix.................................................................     87

                    INVESTMENT OBJECTIVES, POLICIES AND RISKS

Travelers Series Trust is registered with the Securities and Exchange Commission ("SEC"), as an open-end management investment company, and is organized as a business trust under the laws of the Commonwealth of Massachusetts. An Agreement and Declaration of Trust dated October 11, 1991 (the "Declaration of Trust") authorizes the Board of Trustees ("Board") to divide the Trust's shares into two or more series related to separate investment portfolios (Funds) and further allows the Board to establish additional series at any time.

The Trust is currently divided into multiple Funds, each with its own investment objective, policies and restrictions. Each Fund except MFS Mid Cap Growth Portfolio is diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). There can be no assurance that a Fund will achieve its investment objective.

Each Fund's investment objective and, unless noted as fundamental, its investment policies may be changed by the Board without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in a Fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that a policyowner selected as appropriate at the time of investment.

Listed below for quick reference are the other types of investments that each Fund may make and its investment techniques. Any investments, policies and restrictions generally are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances. More detailed information about the Funds' investments and investment techniques follows the chart.

---------------------------------------------------------------------------------------------------------------------------------
                                              CONVERTIBLE     DISCIPLINED     DISCIPLINED     EQUITY      FEDERATED     FEDERATED
INVESTMENT TECHNIQUE                              BOND          MID CAP        SMALL CAP      INCOME     HIGH YIELD       STOCK
---------------------------------------------------------------------------------------------------------------------------------
Money Market Instruments                           X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Bankers' Acceptances                               X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit                            X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                         X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Equity Securities                                  X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Debt Securities                                    X               X                             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
High-Yield, High-Risk Bonds                                                                                   X
---------------------------------------------------------------------------------------------------------------------------------
Floating & Variable Rate Instruments               X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Variable Amount Master Demand Notes                X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                              X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                      X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
When-Issued & Delayed Delivery Securities          X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Futures Contracts                                  X               X               X             X                          X
---------------------------------------------------------------------------------------------------------------------------------
Commercial Paper                                   X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Writing Covered Call Options                       X               X               X             X            X             X
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                                              CONVERTIBLE     DISCIPLINED     DISCIPLINED     EQUITY      FEDERATED     FEDERATED
INVESTMENT TECHNIQUE                              BOND          MID CAP        SMALL CAP      INCOME     HIGH YIELD       STOCK
---------------------------------------------------------------------------------------------------------------------------------
Buying Put and Call Options                        X               X               X             X            X            [X]
---------------------------------------------------------------------------------------------------------------------------------
Options on Stock Indices                                           X               X             X                          X
---------------------------------------------------------------------------------------------------------------------------------
Index Futures Contracts                            X               X               X             X                          X
---------------------------------------------------------------------------------------------------------------------------------
Options on Index Futures Contracts                 X               X               X             X                          X
---------------------------------------------------------------------------------------------------------------------------------
Forward Contracts on Foreign Currency                                                            X
---------------------------------------------------------------------------------------------------------------------------------
Options on Foreign Currencies                                                                    X
---------------------------------------------------------------------------------------------------------------------------------
Foreign Securities                                 X                                             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts                       X                                             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Emerging Market Securities                         X                                             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Lending Portfolio Securities                       X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Temporary Bank Borrowing                           X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Letters of Credit                                  X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Investment in Unseasoned Companies                 X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Real Estate-Related Instruments                    X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Corporate Asset-Backed Securities                  X                                             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Mortgage Securities                   X                                                          X             X
---------------------------------------------------------------------------------------------------------------------------------
Loan Participations                                                                              X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Other Direct Indebtedness                                                                        X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Investment Company Securities                      X               X                             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Affiliated Bank Transactions                                                                     X
---------------------------------------------------------------------------------------------------------------------------------
Indexed Securities                                 X                                             X
---------------------------------------------------------------------------------------------------------------------------------
Short Sales "Against the Box"                      X                               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Swap Agreements                                                                                  X
---------------------------------------------------------------------------------------------------------------------------------
Convertible Securities                             X                                                          X             X
---------------------------------------------------------------------------------------------------------------------------------
Illiquid Securities                                X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                                JURIKA &       LARGE CAP        LAZARD         MFS           MFS           MFS
INVESTMENT TECHNIQUE                             VOYLES                      INTERNATIONAL   EMERGING      MID CAP       RESEARCH
                                                                                STOCK         GROWTH       GROWTH
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Money Market Instruments                X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Bankers' Acceptances                               X               X                             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit                            X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                         X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Equity Securities                                  X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Debt Securities                                    X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
High-Yield, High-Risk Bonds                                                                      X            X
---------------------------------------------------------------------------------------------------------------------------------
Floating & Variable Rate Instruments               X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Variable Amount Master Demand Notes                X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                              X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                      X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
When-Issued & Delayed Delivery Securities          X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Futures Contracts                                                  X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Commercial Paper                                   X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Writing Covered Call Options                                       X               X             X            X             X
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                                                JURIKA &       LARGE CAP        LAZARD         MFS           MFS           MFS
INVESTMENT TECHNIQUE                             VOYLES                      INTERNATIONAL   EMERGING      MID CAP       RESEARCH
                                                                                STOCK         GROWTH       GROWTH
---------------------------------------------------------------------------------------------------------------------------------
Buying Put and Call Options                                        X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Options on Stock Indices                                           X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Index Futures Contracts                                            X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Options on Index Futures Contracts                                 X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Forward Contracts on Foreign Currency                              X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Options on Foreign Currencies                                      X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Foreign Securities                                 X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts                       X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Emerging Market Securities                                         X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Lending Portfolio Securities                       X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Temporary Bank Borrowing                           X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Letters of Credit                                  X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Investment in Unseasoned Companies                 X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Real Estate-Related Instruments                    X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Corporate Asset-Backed Securities                  X               X                             X
---------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Mortgage Securities                   X
---------------------------------------------------------------------------------------------------------------------------------
Loan Participations                                                X                             X
---------------------------------------------------------------------------------------------------------------------------------
Other Direct Indebtedness                                          X
---------------------------------------------------------------------------------------------------------------------------------
Investment Company Securities                      X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Affiliated Bank Transactions                                       X
---------------------------------------------------------------------------------------------------------------------------------
Indexed Securities                                                 X               X
---------------------------------------------------------------------------------------------------------------------------------
Short Sales "Against the Box"                                      X               X                          X
---------------------------------------------------------------------------------------------------------------------------------
Swap Agreements                                                    X
---------------------------------------------------------------------------------------------------------------------------------
Convertible Securities                             X                               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Illiquid Securities                                X               X               X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                              NWG       SOCIAL     STRATEGIC   TRAVELERS        U.S.                    ZERO COUPON
                                             LARGE    AWARENESS      STOCK      QUALITY        GOV'T       UTILITIES     BOND FUND
INVESTMENT TECHNIQUE                          CAP       STOCK                    BOND        SECURITIES                 (SERIES 2000
                                                                                                                           & 2005)
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Money Market Instruments            X          X            X           X             X             X              X
------------------------------------------------------------------------------------------------------------------------------------
Bankers' Acceptances                           X          X            X           X             X             X              X
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit                        X          X            X           X             X             X              X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                     X          X            X           X             X             X              X
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities                              X          X            X           X                           X              X
------------------------------------------------------------------------------------------------------------------------------------
Debt Securities                                X          X            X           X             X             X              X
------------------------------------------------------------------------------------------------------------------------------------
High-Yield, High-Risk Bonds                                                        X                           X
------------------------------------------------------------------------------------------------------------------------------------
Floating & Variable Rate Instruments           X                       X           X             X                            X
------------------------------------------------------------------------------------------------------------------------------------
Variable Amount Master Demand Notes            X          X            X           X             X             X              X
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                          X          X            X           X             X             X              X
------------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                  X                       X           X             X
------------------------------------------------------------------------------------------------------------------------------------
When-Issued & Delayed Delivery Securities      X                                   X             X                            X
------------------------------------------------------------------------------------------------------------------------------------
Futures Contracts                              X          X            X           X             X             X              X
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                              NWG       SOCIAL     STRATEGIC   TRAVELERS        U.S.                    ZERO COUPON
                                             LARGE    AWARENESS      STOCK      QUALITY        GOV'T       UTILITIES     BOND FUND
INVESTMENT TECHNIQUE                          CAP       STOCK                    BOND        SECURITIES                 (SERIES 2000
                                                                                                                           & 2005)
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper                               X          X            X           X             X             X              X
------------------------------------------------------------------------------------------------------------------------------------
Writing Covered Call Options                   X          X                                      X             X              X
------------------------------------------------------------------------------------------------------------------------------------
Buying Put and Call Options                    X                                                 X                            X
------------------------------------------------------------------------------------------------------------------------------------
Options on Stock Indices                       X                       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
Index Futures Contracts                        X          X            X           X             X             X              X
------------------------------------------------------------------------------------------------------------------------------------
Options on Index Futures Contracts             X                       X           X             X                            X
------------------------------------------------------------------------------------------------------------------------------------
Forward Contracts on Foreign Currency          X
------------------------------------------------------------------------------------------------------------------------------------
Options on Foreign Currencies                  X
------------------------------------------------------------------------------------------------------------------------------------
Foreign Securities                             X                                   X                           X              X
------------------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts                   X          X                        X                           X              X
------------------------------------------------------------------------------------------------------------------------------------
Emerging Market Securities                     X                                                                              X
------------------------------------------------------------------------------------------------------------------------------------
Lending Portfolio Securities                   X                       X          [X]            X             X
------------------------------------------------------------------------------------------------------------------------------------
Temporary Bank Borrowing                       X                       X           X             X                            X
------------------------------------------------------------------------------------------------------------------------------------
Letters of Credit                              X                       X           X             X
------------------------------------------------------------------------------------------------------------------------------------
Investment in Unseasoned Companies             X                                   X                                          X
------------------------------------------------------------------------------------------------------------------------------------
Real Estate-Related Instruments                X          X            X           X             X                            X
------------------------------------------------------------------------------------------------------------------------------------
Corporate Asset-Backed Securities                                                  X                                          X
------------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Mortgage Securities                                                   X             X                            X
------------------------------------------------------------------------------------------------------------------------------------
Loan Participations
------------------------------------------------------------------------------------------------------------------------------------
Other Direct Indebtedness
------------------------------------------------------------------------------------------------------------------------------------
Investment Company Securities                  X                       X           X             X                            X
------------------------------------------------------------------------------------------------------------------------------------
Affiliated Bank Transactions
------------------------------------------------------------------------------------------------------------------------------------
Indexed Securities                                                                 X
------------------------------------------------------------------------------------------------------------------------------------
Short Sales "Against the Box"                                                                                  X
------------------------------------------------------------------------------------------------------------------------------------
Swap Agreements
------------------------------------------------------------------------------------------------------------------------------------
Convertible Securities                         X          X                        X                           X              X
------------------------------------------------------------------------------------------------------------------------------------
Illiquid Securities                            X                                   X             X             X              X
------------------------------------------------------------------------------------------------------------------------------------


The following section explains more about the investments and investment techniques listed above. It also includes a brief discussion about the specific risks associated with a particular investment or investment technique.

MONEY MARKET INSTRUMENTS. Money market instruments are those with remaining maturities of 397 days or less, such as commercial paper (including master demand notes), bank certificates of deposit, bankers' acceptances, and U.S. government securities, some of which may be subject to repurchase agreements.

CERTIFICATES OF DEPOSIT. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate can usually be traded in the secondary market prior to maturity.

Certificates of deposit are limited to U.S. dollar-denominated certificates of U.S. banks that have at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S. banks, U.S. branches of foreign banks that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, and savings and loan associations that are insured by the Federal Deposit Insurance Corporation).

The Funds do not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Funds do not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

OBLIGATIONS OF FOREIGN BRANCHES OF U.S. BANKS. The obligations of foreign branches of U.S. banks may be general obligations of the parent bank as well as of the issuing branch. They also may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, if evidences of ownership of such securities are held outside the U.S., a Fund is subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

OBLIGATIONS OF U.S. BRANCHES OF FOREIGN BANKS. Obligations of U.S. branches of foreign banks may be general obligations of the parent bank as well as of the issuing branch. They also may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about an U.S. branch of a foreign bank than about a domestic bank.

BANKERS' ACCEPTANCES. Bankers' acceptances in which a Fund may invest are issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset, or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by a Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

COMMERCIAL PAPER RATINGS. The Funds' investments in commercial paper are limited to those rated A-1 by S&P or PRIME-1 by Moody's. These and other ratings of money market instruments are described as follows.

Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established, and the issuer has a strong position within the industry.

The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1 ) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

See the Appendix for information with respect to ratings for other debt or equity securities.

U.S. GOVERNMENT SECURITIES. As used in this SAI, "U.S. government securities" include securities issued by the U.S. Government, its agencies, instrumentalities and government-sponsored enterprises. U.S. government securities include a variety of Treasury securities that differ only in their interest rates, initial maturities and dates of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years at the date of issuance.

U.S. government securities include direct obligations of the U.S. Treasury and securities issued or guaranteed by the Federal Housing Administration, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association, Federal Home Loan Mortgage Corporation, The Tennessee Valley Authority, Student Loan Marketing Association and Federal National Mortgage Association.

Some U.S. government securities, such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S.; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality or government-sponsored enterprise, a Fund will invest in those U.S. government securities only when the Fund's investment adviser, Travelers Asset Management International Corporation ("TAMIC"), determines that the credit risk with respect to the instrumentality or enterprise does not make its securities unsuitable investments. U.S. government securities will not include international agencies or instrumentalities in which the U.S. Government, its agencies, instrumentalities or government-sponsored enterprises participate, such as the World Bank, the Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

WHEN-ISSUED SECURITIES. Certain Funds may, from time to time, purchase new-issue government or agency securities on a "when-issued," "delayed-delivery," or "to-be-announced" basis ("when-issued securities"). The prices of such securities are fixed at the time the commitment to purchase is made and may be expressed in either dollar-price or yield- maintenance terms. Delivery and payment may be at a future date beyond customary settlement time. It is the Funds' customary practice to make when-issued purchases for settlement no more than 90 days beyond the commitment date.

The commitment to purchase a when-issued security may be viewed as a senior security, which is marked to market and reflected in the Fund's net asset value daily from the commitment date. While the adviser or subadviser intends for the Fund to take physical delivery of these securities, offsetting transactions may be made prior to settlement, if it is advantageous to do so. A Fund does not make payment or begin to accrue interest on these securities until settlement date. To invest its assets pending settlement, a Fund normally invests in short-term money market instruments and other securities maturing no later than the scheduled settlement date.

The Funds do not intend to purchase when-issued securities for speculative or "leverage" purposes. Consistent with Section 18 of the 1940 Act and the position of the SEC thereunder, when a Fund commits to purchase a security on a when-issued basis, the adviser or subadviser identifies and places in a segregated account high-grade money market instruments and other liquid securities equal in value to the purchase cost of the when-issued securities.

The adviser and subadvisers believe that purchasing securities in this manner will be advantageous to the Funds. However, this practice entails certain additional risks, namely the default of the counterparty on its obligations to deliver the security as scheduled. In this event, a Fund would experience a gain or loss equal to the appreciation or depreciation in value from the commitment date. The adviser and subadvisers employ a rigorous credit quality procedure in determining the counterparties to deal with in purchasing when-issued securities and, in some circumstances, require the counterparty to post cash or some other form of security as margin to protect the value of the delivery obligation pending settlement.

ZERO COUPON BONDS AND STEP-UP BONDS. Zero coupon bonds do not pay interest. They are sold at a substantial discount from face value. Additionally, zero coupon bonds give the issuer the flexibility of reduced cash interest expense for several years, [and they give the purchaser the potential advantage of compounding the coupons at a higher rate than might otherwise be available.]

Zero coupon bonds are very risky, however, for the investor. Because the cash flows from zero coupon bonds are deferred and because zero coupon bonds often represent very subordinated debt, their prices are more volatile than most other bonds.

Step-up bonds are a variant of zero coupon bonds. Step-up bonds pay little or not initial interest rate for several years and then a higher rate until maturity. They are also issued at a discount from face value.

For tax purposes, a purchaser of zero coupon bonds owes income tax on the interest that has accrued each year, even though the Fund has received no cash. Certain federal tax law income and capital-gain distribution requirements may have an adverse effect on a Fund to the extent it invests in zero coupon bonds.

PAY-IN-KIND BONDS. Pay-in-kind bonds pay interest either in cash or in additional securities at the issuer's option for a specified period. Like zero coupon bonds, PIK bonds are designed to give the issuer flexibility in managing cash flow. Unlike zero coupon bonds, however, PIK bonds offer the investor the opportunity to sell the additional securities issued in lieu of interest and thus obtain current income on the original investment. Certain federal tax law income and capital gain distribution requirements may have an adverse effect on a Fund to the extent that it invests in PIK bonds.

RESET BONDS. The interest rate on reset bonds is adjusted periodically to a level that should allow the bonds to trade at a specified dollar level, generally par or $101. The rate can usually be raised, but the bonds have a low call premium, limiting the opportunity for capital gain. Some reset bonds have a maximum rate, generally 2.5% or 3% above the initial rate.

INCREASING RATE NOTES. Increasing rate notes ("IRNs") have interest rates that increase periodically (by 1/4% per quarter, for example). IRNs are generally used as a temporary financing instrument since the increasing rate is an incentive for the issuer to refinance with longer term debt.

STOCKS. Certain Funds expected to remain fully invested in common stocks to the extent practicable, and is therefore subject to the general risk of the stock market. The value of a Fund's shares can be expected to fluctuate in response to changes in market and economic conditions as well as the financial conditions and prospects of the issuers in which it invests. Certain Funds also may invest in stocks of smaller companies that may individually exhibit more price volatility than the broad market averages. Although equity securities have historically demonstrated long-term growth in value, their prices fluctuate based on changes in a company's financial condition and general economic conditions. This is especially true in the case of smaller companies. Moreover, Funds may invest in stocks of growth-oriented companies that intent to reinvest earnings rather than pay dividends. A Fund may make investments in stocks that may at times have limited market liquidity and whose purchase or sale would result in above average transaction costs. Another factor that would increase the fundamental risk of investing in smaller companies is the lack of publicly available information due to their relatively short operating record as public companies.

Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.

The nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of a Fund, therefore, are subject to greater fluctuation in value than shares of a conservative equity portfolio or of a growth portfolio that invests entirely in proven growth stocks.

CONVERTIBLE SECURITIES. Convertible securities may include corporate notes or preferred stock but ordinarily are long-term debt obligations of an issuer that are convertible at a stated price or exchange rate into the issuer's common stock. Convertible securities have characteristics similar to both common stock and debt obligations. Although to a lesser degree than with debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and, therefore, reacts to variations in the general stock market. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

As fixed-income securities, convertible securities are investments that provide a stable stream of income with generally higher yields than common stocks. Like all fixed-income securities, there can be no assurance of the current income because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential through the conversion feature for capital appreciation. There can be no assurance of capital appreciation because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but not-convertible debt of the same issuer, although convertible bonds enjoy seniority payment rights over all equity securities. Convertible preferred stock is senior to the issuer's common stock. Because of the conversion feature, however, convertible securities typically have lower ratings than similar non-convertible securities.



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A synthetic convertible security is comprised of two distinct securities that together resemble convertible securities. Synthetic convertible securities combine non-convertible bonds or preferred stock with warrants or stock call options. The options that form a portion of the convertible security are listed on a securities exchange or on the National Association of Securities Dealers Automated Quotations Systems. The two components of a synthetic convertible security generally are not offered as a unit but may be purchased and sold by a Fund at different times. Synthetic convertible securities differ from convertible securities in that each component of a synthetic convertible security has a separate market value and responds differently from the other to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

DEBT SECURITIES. Debt securities held by a Fund may be subject to several types of investment risk, including market or interest rate risk, which relates to the change in market value caused by fluctuations in prevailing interest rates and credit risk, which relates to the ability of the issuer to make timely interest payments and to repay the principal upon maturity. Call or income risk relates to corporate bonds during periods of falling interest rates, and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity. Investment-grade debt securities are generally regarded as having adequate capacity to pay interest and repay principal, but have speculative characteristics. Below-investment-grade debt securities (sometimes referred to as "high-yield/high-risk" or "junk" bonds) have greater speculative characteristics. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The yield on debt instruments over a period of time should reflect prevailing interest rates, which depend on a number of factors, including government action in the capital markets, government fiscal and monetary policy, needs of businesses for capital goods for expansion, and investor expectations as to future inflation. The yield on a particular debt instrument is also affected by the risk that the issuer will be unable to pay principal and interest.

Certain Funds may invest in corporate debt obligations that may be rated below the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P and Aaa, Aa, or A for Moody's (see the Appendix for more information) or, if unrated, of comparable quality and may have speculative characteristics or be speculative. Lower-rated or comparable unrated bonds are commonly referred to as "junk bonds". There is no minimum acceptable rating for a security to be purchased or held by certain Funds, and a Fund may, from time to time, purchase or hold securities rated in the lowest rating category and may include bonds in default. Credit ratings evaluate the safety of the principal and interest payments but not the market value of high yield bonds. Further, the value of such bonds is likely to fluctuate over time.

Lower-rated bonds usually offer higher yields with greater risks than higher-rated bonds. Lower-rated bonds have more risk associated with them than the issuer of such bonds will default on principal and interest payments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market

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developments to a greater extent than higher-rated securities that react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time.

As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal and income than higher-rated securities.

An economic downturn may adversely affect the value of some lower-rated bonds. Such a downturn may especially affect highly leveraged companies or companies in cyclically sensitive industries, where deterioration in a company's cash flow may impair its ability to meet its obligations to pay principal and interest to bondholders in a timely fashion. From time to time, as a result of changing conditions, issuers of lower-rated bonds may seek or may be required to restructure the terms and conditions of securities they have issued. As a result of these restructuring, holders of lower-rated securities may receive less principal and interest than they had bargained for at the time such bonds were purchased. In the event of a restructuring, a Fund may bear additional legal or administrative expenses in order to maximize recovery from an issuer. Additionally, an increase in interest rates may also adversely impact the value of high yield bonds.

The secondary trading market for lower rated bonds is generally less liquid than the secondary trading market for higher-rated bonds. Adversely publicity and the perception of investors relating to issuers, underwriters, dealers or underlying business conditions, whether or not warranted by fundamental analysis, may affect the price of liquidity of lower-rated bonds. On occasion, therefore, it may become difficult to price or dispose of a particular security in the portfolio.

A Fund may, from time to time, own zero coupon bonds and pay-in-kind securities. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity. Pay-in-kind securities make periodic payments in the form of additional securities (as opposed to cash). The price of zero coupon bonds and pay-in-kind securities is generally more sensitive to fluctuations in interest rates than are conventional bonds. Additionally, federal tax law requires that interest on zero coupon bonds be reported as income to the Fund even though it receives no cash interest until the maturity or payment date of such securities.

Many corporate debt obligations, including many lower rated bonds, permit the issuers to call the security and therefore redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if a Fund owns a bond that is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at a lower interest rates, thus reducing income to the Fund.

EVALUATING THE RISKS OF LOWER-RATED SECURITIES. A Fund's adviser or subadviser will follow certain steps to evaluate the risks associated with investing in lower-rated securities. These techniques include:

              CREDIT RESEARCH. The adviser or subadviser performs its own credit analysis in addition to using nationally recognized statistical rating organizations and other sources, including discussions with the issuer's management, the judgment of other investment analysts, and its own informed judgment. The credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest or dividend coverage and earnings. In evaluating an issuer, the adviser or subadviser places special emphasis on the estimated current value of the issuer's assets rather than historical costs.

              DIVERSIFICATION. A Fund generally invests in securities of many different issuers, industries, and economic sectors to reduce portfolio risk.

              ECONOMIC ANALYSIS. The adviser or subadviser will also analyze current developments and trends in the economy and in the financial markets. When investing in lower-rated securities, timing and selection are critical and analysis of the business cycle can be important.

Achievement by a Fund's investing in these bonds of its investment objective may be more dependent on the credit analysis of a lower-rated bond than would be the case if the Fund invested exclusively in higher-rated bonds.

EXCHANGE-TRADED FINANCIAL FUTURES. Certain Funds may use exchange-traded financial futures contracts consisting of stock index futures contracts and futures contracts on debt securities ("interest rate futures") as a hedge to product against changes in stock prices or interest rates. A stock index futures contract is a contractual obligation to buy or sell a specified index of stock at a future date for a fixed price.

A Fund will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts which it has entered into. When a future contract is purchased, the Portfolio will set aside an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin. At no time will the Portfolio's transaction in such futures be used for speculative purposes.

All financial futures contracts will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, the Portfolio will enter into futures contracts for hedging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the Securities and Exchange Commission).

The use of options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may result in the loss of principal, particularly where such instruments are traded for other than hedging purposes (e.g., to enhance current yield).

STOCK INDEX FUTURES CONTRACTS. Certain Funds may purchase and sell stock index futures contracts. Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly traded futures contracts. Each Fund may purchase and sell stock index futures contracts on its benchmark index or similar index.

Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by a Fund are usually liquidated in this manner, a Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of the exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

When futures contracts are entered into by a Fund, either as the purchaser or the seller of such contracts, the Fund is required to deposit with its custodian in a segregated account in the name of the futures commission merchant ("FCM") an initial margin of cash or U.S. Treasury bills equaling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a futures contract represents a good faith deposit securing the customer's contractual obligations under the futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security or stock index fluctuates reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as "marking to market."

Futures contracts generally are not entered into to acquire the underlying asset and generally are not held to term. Prior to the contract settlement date, a Fund will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.



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


OPTIONS ON STOCK INDEX FUTURES CONTRACTS. Certain Funds also may purchase call and put options and write covered call and put options on stock index futures contracts of the type into which the particular Fund is authorized to enter. Covered put and call options on futures contracts will be covered in the same manner as covered options on securities and securities indices. The Funds may invest in such options for the purpose of closing out a futures position that has become illiquid.

Options on futures contracts are traded on exchanges that are licensed and regulated by the CFTC. A call option on a futures contract gives the purchaser the right in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

Unlike entering into a futures contract itself, purchasing options on futures contracts allows a buyer to decline to exercise the option, thereby avoiding any loss beyond forgoing the purchase price (or "premium") paid for the options. Whether, in order to achieve a particular objective, the Fund enters into a stock index futures contract, on the one hand, or an option contract on a stock index futures contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such futures and options contracts. Each Fund will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

CERTAIN ADDITIONAL RISKS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. In addition to the risks described in the Prospectus, the use of stock index futures contracts and options on such futures contracts may entail the following risks. First, although such instruments when used by a Fund are intended to correlate with the Fund's portfolio securities, in many cases the futures contracts or options on futures contracts used may be based on stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Fund. Second, due to supply and demand imbalances and other market factors, the price movements of stock index futures contracts and options thereon may not necessarily correspond exactly to the price movements of the stock indices on which such instruments are based. Accordingly, there is a risk that a Fund's transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund.

To some extent, careful management of these strategies can minimize these risks. For example, where price movements in a futures contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of futures contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a futures



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


contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

The risk that the hedging technique used will not actually or entirely offset an adverse change in the value of a Fund's securities is particularly relevant to futures contracts. A Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In addition, because stock index futures contracts require delivery at a future date of an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying index and the potential cost of settlement to a Fund. A small increase or decrease in the value of the underlying index can, therefore, result in a much greater increase or decrease in the cost to the Fund. Although the Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when they seek to "close out" (i.e., terminate) a particular stock index futures contract position. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a futures position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

In addition, FCMs or brokers in certain circumstances will have access to the Funds' assets posted as margin in connection with these transactions as permitted under the Act. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Fund could effect such recovery.

The success of these techniques depends, among other things, on the adviser's or subadviser's ability to predict the direction and volatility of price movements in the futures markets as well as the securities markets and on its ability to select the proper type, time, and duration of futures contracts. There can be no assurance that these techniques will produce their intended results. In any event, the adviser or subadviser will use stock index futures contracts and options thereon only when it believes the overall effect is to reduce, rather than increase, the risks to which a Fund is exposed. These transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.

WRITING COVERED CALL OPTIONS. Certain Funds may write or sell covered call options. Certain Funds may also purchase index or individual equity call options as an alternative to holding stocks or stock index futures or as a defensive measure. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price.

The Funds may only write "covered" options. This means that as long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option, or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills.

Writing call options permits a Fund to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call option that it retains whether or not the option is exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open.

Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could impair a Fund's ability to use such options to achieve its investment objectives.

SWAPS. Swaps are over-the-counter (OTC) agreements that typically require counterparties to make periodic payments to each other for a specified period. The calculation of these payments is based on an agreed-upon amount, called the notional amount, that generally is exchanged only in currency swaps. The periodic payments may be a fixed or floating (variable) amount. Floating payments may change with fluctuations in interest or currency rates or equity or commodity prices, depending on the contract terms. Swaps are used to hedge a risk or obtain more desirable financing terms, and they can be used to profit from correctly anticipating rate and price movements.

FOREIGN AND EMERGING MARKETS SECURITIES. Certain Funds may invest in foreign and/or emerging markets securities. These securities may include U.S. dollar-denominated securities and debt securities of foreign governments (including provinces and municipalities) or their agencies or instrumentalities, securities issued or guaranteed by international organizations designated or supported by multiple governments or entities to promote economic reconstruction or development, and securities of foreign corporations and financial institutions.

Certain Funds may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and similar instruments providing for indirect investment in securities of foreign issuers. Due to the absence of established securities markets in certain foreign countries and restrictions in certain countries on direct investment by foreign countries and restrictions in certain countries on direct investment by foreign entities, a Fund may invest in certain issuers through the purchase of sponsored and unsponsored ADRs or other similar securities, such as American Depositary Shares, Global Depositary Shares of International Depositary Receipts. ADRs are receipts typically issued by U.S. banks evidencing ownership of the underlying securities into which they are convertible. These securities may or may not be denominated in the same currency as the underlying securities. Unsponsored ADRs may be created without the

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participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

Subject to any limit on a Fund's investments in foreign securities, there may be no limit on the amount of assets that may be invested in securities of issuers domiciled in a single country or market. To the extent that a Fund's assets are invested substantially in a single country or market, the Fund is more susceptible to the risks of investing in that country or market than it would be if its assets were geographically more diversified.

Investments in foreign securities may offer a Fund an opportunity to pursue the performance potential of an overseas market. Such securities, however, also entail risks in addition to the risks of U.S. securities. Foreign governments may nationalize or expropriate assets or impose confiscatory taxes on an investment. Civil wars or other political or financial instability or diplomatic developments may affect the value of a Fund's foreign investments. Foreign countries may impose currency exchange controls, foreign withholding taxes, or other factors that may affect the value of an investment. Movement in foreign currency exchange rates against the U.S. dollar may result in significant changes in the value of overseas investments. Generally, if the U.S. dollar weakens, the value of the foreign investment in U.S. dollars increases. Conversely, when the U.S. dollar strengthens, the value of the foreign investment in U.S. dollars decreases.

There is generally less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers generally are not subject to accounting, auditing and financial reporting practices comparable with U.S. practices. Some foreign securities or markets are more thinly traded and, as a result, foreign securities may be less liquid and more volatile than U.S. securities. Foreign settlement procedures and trade regulations may involve risks and expenses not present in U.S. settlements.

The risks of investing in foreign securities may be intensified in the case of investment in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than comparable domestic securities. Investment in emerging markets may be subject to delays in settlements, resulting in periods when a portion of a Fund's assets is uninvested and no return is earned thereon. Certain markets may require payment for securities before delivery, and in such markets the Portfolio bears the risk that the securities will not be delivered and that the payment will not be returned.

In addition, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries. In many cases, emerging market countries are among the world's largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. In recent years, the governments of some of these countries have encountered difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

Foreign securities transactions also include generally higher commission rates and the risks of adverse changes in investment or exchange control regulations, political instability that could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital.

Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

ILLIQUID SECURITIES. Each Fund may make investments in illiquid securities in an amount not exceeding either 10% or 15% (depending on the Fund) of the Fund's total asset value. Illiquid securities are those that are not readily marketable within seven days in the ordinary course and include restricted securities that may not be publicly sold without registration under the Securities Act of 1933 (the "1933 Act") and Rule 144A securities. In most instances such securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated. If a Fund sells such portfolio securities, it may be deemed an underwriter, as such term is defined in the 1933 Act, with respect to those sales, and registration of such securities under the 1933 Act may be required. The Funds will not bear the expense of such registration. In determining securities subject to the percentage limitation, a Fund will include, in addition to restricted securities, repurchase agreements maturing in more than seven days and other securities not having readily available market quotations, including options traded over-the-counter, certain mortgage related securities and other securities subject to restrictions on resale.

RULE 144A SECURITIES. Certain Rule 144A securities may be considered illiquid and, therefore, their purchase is subject to a Fund's limitation on the purchase of illiquid securities, unless the adviser under guidelines approved by the Board determines on an ongoing basis that an adequate trading market exists for the securities. If qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities held by a Fund, the Fund's level of illiquidity could increase. The Board has established standards and procedures for determining the liquidity of Rule 144A securities and periodically monitors the adviser's implementation of the standards and procedures. The ability to sell to qualified institutional buyers under Rule 144A has developed in recent years, and the adviser cannot predict how this market will develop.

CONVERTIBLE BOND PORTFOLIO

Convertible Bond Portfolio's investment objective is to seek current income and capital appreciation by investing in convertible securities and in combinations of nonconvertible fixed-income securities and warrants or call options that together resemble convertible securities ("synthetic convertible securities"). Under normal circumstances, the Fund invests at least 65% of its assets in convertible securities. It may invest up to 35% of its assets in synthetic convertible securities and in equity and debt securities that are not convertible into common stock.

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The Fund is not required to sell securities to conform to this 65% limitation and may retain, on a temporary basis, securities received upon conversion of convertible securities or upon exercise of warrants or call options that are components of synthetic convertible securities pending an orderly disposition, to establish long-term holding periods for tax purposes, or for other reasons.

Other investments are allowed, including, but not limited to, unlimited investments in synthetic convertible securities and in equity and debt securities that are not convertible into common stock, when deemed appropriate by the adviser for temporary defensive purposes and up to 10% of its assets to purchase put options on securities for hedging purposes.

The Fund will not invest in fixed-income securities that are rated lower than B by Moody's or S&P or comparable unrated securities.

RESTRICTIONS

In pursuing its objective, Convertible Bond Portfolio currently is subject to the following fundamental investment policies. The Fund will not:

       (1) with respect to 75% of its assets, invest more than 5% of its total assets, computed at market value, in the securities of any one issuer (excluding U.S. government securities);

       (2) invest more than 25% of its assets in companies within a single industry, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

       (3) borrow amounts in excess of 33-1/3% of its gross assets (taken at the lower cost or market value), and then only as a temporary measure for extraordinary or emergency purposes. The Fund may not purchase additional securities when borrowings exceed 5% of total assets;

       (4)    issue senior securities;

       (5) make loans of more than one-third of the Fund's net assets, including loans of securities;

       (6) purchase or sell commodities or commodity contracts, or interests in oil, gas or other mineral leases, or other mineral exploration or development programs;

       (7) purchase or sell real estate or interests in real estate, except through the purchase of securities of a type commonly purchased by financial institutions which do not include direct interest in real estate or mortgages, or commodities or commodity contracts; and underwrite securities of any other company, except that the Fund may invest in companies that engage in such businesses, and except to the extent that the Fund may technically be deemed to be an underwriter, as defined in the 1933 Act in selling a portfolio security.

DISCIPLINED MID CAP STOCK PORTFOLIO

Disciplined Mid Cap Stock Portfolio's investment objective is to seek growth of capital by investing primarily in a broadly diversified portfolio of U.S. common stocks. As discussed in the prospectus, the subadviser selects stocks of companies with capitalizations ranging generally from $1.5 billion to $5 billion. In order to achieve consistent relative performance, TIMCO manages the portfolio to mirror the overall risk, sector weightings and style characteristics of the Standard & Poor's 400 Stock Index ("S&P 400 Index"). The S&P 400 Index is a value-weighted stock index consisting of 400 mid-sized U.S. companies.

The Fund's active investment strategy focuses primarily on individual stock selection. In selecting the Fund's holdings, the subadviser applies a number of computerized investment models to identify stocks that have a high probability of outperforming their respective industry/sector peer groups within the S&P
400. These investment models incorporate a diverse set of valuation, earnings and relative price variables to produce a comprehensive appraisal profile on every stock in the universe of securities described above. Stocks that are determined to be attractive based on a combination of quantitative and fundamental criteria overweighted relative to the benchmark index. In general, the discipline favors stocks that demonstrate an improving trend of earnings and also appear attractive based on measures of fundamental value. While these securities have the potential to outperform the securities represented in the S&P 400, they may in fact be more volatile or have a lower return than the benchmark index. Equity securities have historically demonstrated long-term growth in value, but their prices fluctuate based on changes in a company's financial condition and general economic conditions. This is especially true in the case of smaller companies.

Under normal circumstances, the Fund seeks to maintain full exposure to its stock universe. The Fund's investments in exchange-traded stock index futures contracts, to provide equity exposure to the Fund's cash position, are not generally expected to impact more than 20% of the Fund's assets any one time.

RESTRICTIONS

In pursuing its objective, Disciplined Mid Cap Stock Portfolio currently is subject to the following fundamental investment policies. The Fund will not:

       (1) invest more than 5% of its total assets, computed at market value, in the securities of any one issuer;

       (2) invest in more than 10% of any class of securities of any one issuer:

       (3) invest more than 5% of the value of its total assets in companies that have been in operation for less than three years;

       (4) borrow money, except to facilitate redemptions or for emergency or extraordinary purposes and then only from banks and in amounts of up to 33-1/3% of its gross assets computed at cost; while outstanding, a borrowing may not exceed one-third of the value of its net assets, including the amount borrowed; the Fund has no intention of attempting to increase its net income by means of borrowing and all borrowings will be repaid before additional investments are made; assets pledged to secure borrowings shall be no more than the lesser of the amount borrowed or 10% of the Fund's gross assets computed at cost;

       (5) underwrite securities, except that the Fund may purchase securities from issuers thereof or others and dispose of such securities in a manner consistent with its other investment policies; in the disposition of restricted securities it may be deemed to be an underwriter, as defined in the 1933 Act;

       (6) purchase real estate or interests in real estate, except through the purchase of securities of a type commonly purchased by financial institutions which do not include direct interest in real estate or mortgages, or commodities or commodity contracts, except transactions involving financial futures in order to limit transaction costs and for hedging purposes as described above;

       (7)    invest for the primary purpose of control or management;

       (8) make margin purchases or short sales of securities, except for short-term credits which are necessary for the clearance of transactions, and to place not more than 5% of its net asset value in total margin deposits for positions in futures contracts;

       (9) make loans, except that the Fund may purchase money market securities, enter into repurchase agreements, buy publicly and privately distributed debt securities and lend limited amounts of its portfolio securities to broker-dealers; all such investments must be consistent with the Account's investment objective and policies;

       (10) invest more than 25% of its total assets in the securities of issuers in any single industry;

       (11) purchase the securities of any other investment company, except in the open market and at customary brokerage rates and in no event more than 3% of the voting securities of any investment company;

       (12) invest in interests in oil, gas or other mineral exploration or development programs; or

       (13) invest more than 5% of its net assets in warrants, valued at the lower of cost or market; warrants acquired by the Fund in units or attached to securities will be deemed to be without value with regard to this restriction.

DISCIPLINED SMALL CAP STOCK PORTFOLIO

Disciplined Small Cap Stock Portfolio's investment objective is to seek long-term capital appreciation by investing primarily (at least 65% of its total assets) in the common stocks of U.S. companies with relatively small market capitalizations at the time of investment. As discussed in the prospectus, the subadviser selects stocks of small capitalization companies that fall in the lowest 20% of market capitalization, currently those with a median market capitalization of $1.5 billion or less. Stocks are selected based on a disciplined quantitative screening process that seeks a combination of attractive relative value and earnings growth.

In order to provide consistent relative performance, the Fund holds a portfolio that is comparable to the Russell 2000 Stock Index in terms of overall risk, economic sector weightings, and market capitalization. The Russell 2000 is a broad-based index of the smaller cap segment of the U.S. stock market. By linking its investment strategy to the Russell 2000 Stock Index, the Fund provides diversified exposure to the universe of stocks that comprise the lowest 20% of market capitalization of publicly traded companies in the U.S. with capitalizations of less than $1.5 billion. However, the Fund is a not an index fund and is not limited to investing in the stocks that comprise the Russell 2000 Stock Index. Over time, the Fund is expected to exhibit performance volatility that is similar to that of the Russell 2000 Stock Index. Of course, there can be no assurance the Fund's total return, before or after expenses, will match or exceed that of the Russell 2000 Stock Index

The Fund's active investment strategy focuses primarily on individual stock selection. In selecting the Fund's holdings, the subadviser applies a number of computerized investment models to identify stocks that have a high probability of outperforming their respective industry/sector peer groups within the Russell 2000. These investment models incorporate a diverse set of valuation, earnings and relative price variables to produce a comprehensive appraisal profile on every stock in the universe of securities described above. Stocks that are determined to be attractive based on a combination of quantitative and fundamental criteria overweighted relative to the benchmark index. In general, the discipline favors stocks that demonstrate an improving trend of earnings and also appear attractive based on measures of fundamental value. While these securities have the potential to outperform the securities represented in the Russell 2000, they may in fact be more volatile or have a lower return than the benchmark index. Equity securities have historically demonstrated long-term growth in value, but their prices fluctuate based on changes in a company's financial condition and general economic conditions. This is especially true in the case of smaller companies.

Under normal circumstances, the Fund seeks to maintain full exposure to its stock universe. The Fund's investments in exchange-traded stock index futures contracts, to provide equity exposure to the Fund's cash position, are not generally expected to impact more than 20% of the Fund's assets any one time.

RESTRICTIONS

In pursuing its objective, Disciplined Small Cap Stock Portfolio currently is subject to the following fundamental investment policies. The Fund will not:

       (1)    invest 25 % or more of its total assets in any one industry;

       (2) borrow amounts in excess of 33-1/3% of its gross assets (taken at the lower of cost or market value), except that as a temporary measure for extraordinary or emergency purposes, the Fund may borrow up to 5% more;

       (3)    issue senior securities;

       (4) make loans, except that the Fund may purchase debt securities, may enter into repurchase agreements, and may lend its securities;

       (5) underwrite the securities of other issuers, except insofar as the Fund may technically be deemed to be an underwriter, as defined in the 1933 Act in the disposition of a portfolio security;

       (6)    invest for the primary purpose of control or management;

       (7) purchase real estate or interests in real estate, other than securities secured by real estate, participation therein or real estate investment trusts and similar instruments;

       (8) purchase or sell commodities or commodities contracts except for hedging purposes;

       (9) make any short sales of securities, except in conformity with applicable laws, rules and regulations and unless, giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Fund's total assets and the Fund's aggregate short sales of a particular class of an issuer's securities to not exceed 25% of the then outstanding securities of that class of the issuer's securities; or

       (10) purchase any security (other than U.S. government securities) such that: (a) more than 25% of the Fund's total assets would be invested in securities of a single issuer, or (b) as to 75% of the Fund's total assets; more than 5% of the Fund's total assets would be then invested in securities of a single issuer, or the Fund would own more than 10% of the voting securities of a single issuer.

EQUITY INCOME PORTFOLIO

Equity Income Portfolio's investment objective is to seek reasonable income by investing primarily in income-producing equity securities. Normally, at least 65% of the Fund's total assets are invested in these securities. The Fund has the flexibility, however, to invest the balance of its assets in all types of domestic and foreign securities, including bonds. The Fund seeks to achieve a yield greater than that of the S&P 500. The Fund does not expect to invest in debt securities of companies that do not have proven earnings or credit. When choosing the Fund's investments, the subadviser also considers the potential for capital appreciation.

The value of the Fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The value of bonds fluctuates based on changes in interest rates and in the credit quality of the issuer. The subadviser may use various investment techniques to hedge the Fund's risks, but there is no guarantee that these strategies will work as the subadviser intends. The Fund seeks to spread investment risk by diversifying its holdings among many companies and industries.

The subadviser normally invests the Fund's assets according to its investment strategy. The Fund may assume a temporary defensive position in response to market or other conditions and invest without limitations in preferred stock and investment-grade debt instruments.

The Fund may invest in money market securities, in a pooled account of repurchase agreements, and in a money market fund available only to funds and accounts managed by the subadviser or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.

ADJUSTING INVESTMENT EXPOSURE. The Fund may but is not required to use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values.

The Fund generally purchases debt securities that are rated investment grade or higher by a rating agency, or, if unrated, judged to be of equivalent quality by the subadviser. The Fund may, however, invest up to 20% of its assets in lower than BAA-quality debt securities. (See the Appendix for a discussion of agency ratings.) For example, the Portfolio may make purchases of lower-rated debt securities if such securities are rates at or above the stated level by Moody's or rated in the equivalent categories by 5&P, or is unrated but judged to be of equivalent quality by the subadviser.

The Fund also complies with the following nonfundamental investment policies.

- The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

- The Fund does not currently intend to purchase securities on margin, except that it may obtain such short-term credits as are necessary for the clearance of transaction, and provided that margin payments in connection with futures contracts and options on futures shall not constitute purchasing securities on margin.

- The Fund may borrow money only: (a) from a bank or from a registered investment company or portfolio for which the subadviser or an affiliate serves as investment adviser, or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation definitions). The Fund will not borrow money in excess of 25% of net assets so long as this limitation is required for certification by certain state insurance departments. Any borrowings that come to exceed this amount will be reduced within seven days (not including Sundays and holidays) to the extend necessary to comply with the 25% limitation. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The Fund will not borrow from other funds advised by the subadviser or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the Fund's total assets.

- The Fund does not currently intend to purchase any security if, as a result, more than 15% of its nets assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

- The Fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money (up to 5% of the Fund's net assets) to a registered investment company or portfolio for which the subadviser or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations (where such participations have not been securitized), or other forms of direct debt instrument and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

- The Fund does not currently intend to purchase the securities of any issuer (other than securities issues or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. For the purposes of this limitation pass through entities and other special purpose vehicles or pools of financial assets such as issuers of asset backed securities or investment companies are not considered "business enterprises."

- The Fund does not currently intend to purchase the securities of any issuer if those officers and trustees of the trust and those officers and directors of the subadviser who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

- The Fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company sub-advised by the subadviser or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the Fund.

RESTRICTIONS

Equity Income Portfolio currently is subject to the following fundamental investment restrictions. The Fund may not:

       (1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities of other investment companies or securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result; more than 5% of the Fund's total assets would be invested in the securities of that issuer or the Fund would hold more than 10% of the outstanding voting securities of that issuer;

       (2)    issue senior securities, except as permitted under the 1940 Act;

       (3) borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

       (4) underwrite securities issued by others, except to the extent that the Fund may be considered to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

       (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

       (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities or companies engaged in the real estate business);

       (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

       (8) lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

       (9) the Fund may, notwithstanding any other fundamental investment policy or limitation, invest all the assets in the securities of a single open-end management investment company managed by the subadviser or any affiliate or successor with substantially the same investment objective, policies, and limitations as the Fund.

FEDERATED HIGH YIELD PORTFOLIO

Federated High Yield Portfolio's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Fund generally invests in lower-rated corporate debt obligations. The Fund's investment objective is fundamental.

The Fund invests primarily in fixed-rate corporate debt obligations. The fixed-rate corporate debt obligations in which the Fund may invest are expected to be lower-rated. Permitted investments currently include, but are not limited to, those listed on the chart above and the following:

X corporate debt obligations having fixed or floating rates of interest and that are rated BBB or lower by nationally recognized statistical rating organizations or comparable unrated securities;

X      preferred stocks;

X      equipment trust and lease certificates;

X      zero coupon bonds;

X      pay-in-kind securities;

X general obligations of any state, territory, or possession of the United States, or their political subdivisions; and

X equity securities, including synthetic convertible securities and warrants, rights and options.

Under adverse market conditions or to minimize potential losses, the subadviser may assume a temporary defensive position and invest the Fund's assets in cash, cash items, and shorter-term, higher-quality debt securities.

The Fund is aggressively managed, and, therefore, the value of its shares is subject to greater fluctuation and investments in its shares involve the assumption of a higher degree of risk than would be the case with an investment in a conservative equity fund or a growth fund investing entirely in proven growth equities.

RESTRICTIONS

In pursuing its objective, Federated High Yield Portfolio currently is subject to the following fundamental investment policies. The Fund will not:

       (1) borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets;

       (2) sell securities short except, under strict limitations, the Fund may maintain open short positions so long as not more than 10% of the value of its net assets is held as collateral for those positions; or

       (3)    pledge assets except to secure permitted borrowing.

FEDERATED STOCK PORTFOLIO

Federated Stock Portfolio's investment objective is to provide growth of income and capital by investing principally in a professionally managed and diversified portfolio of common stock of high-quality companies. These companies generally are leaders in their industries and are characterized by sound management and the ability to finance expected growth. This investment objective cannot be changed without the approval of shareholders.

The Fund's investment approach is based on the conviction that, over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of major corporations. The Fund invests primarily in common stocks of companies selected by the subadviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of the company's industry. Ordinarily, these companies are in the top 25% of their industries with regard to revenues. Other factors, such as product position or market share, which the subadviser may consider, may outweigh revenues. Other permitted investments include. but are not limited to:

X preferred stocks, corporate bonds, notes, and warrants of these companies; and ADRs (in an amount of not more than 10% of its assets).

RESTRICTIONS

In pursuing its objective, Federated Stock Portfolio currently is subject to the following fundamental investment policies. The Fund will not:

       (1) borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings;

       (2) invest more than 5% of its total assets in the securities of one issuer (except cash and cash items and U.S. government securities);

       (3)    acquire more than 10% of the voting securities of any one issuer;

       (4)    invest in real estate;

       (5)    issue senior securities;

       (6)    trade in puts and calls; or

       (7)    underwrite securities.

JURIKA & VOYLES CORE EQUITY PORTFOLIO

Jurika & Voyles Core Equity Portfolio's investment objective is to seek long-term capital appreciation. The Fund invests primarily in the common stock of quality companies of all market capitalizations that offer current value and significant future growth potential.

The Fund invests at least 65% of its total assets in the common stock of companies having market capitalizations at the time of purchase of $500 million and over. The subadviser expects generally that at least 80% of the Fund's equity holdings will fall within this capitalization range. The average and median market capitalizations of securities held by the Fund will fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities.

The Fund seeks value in quality companies normally offering lower price-to-earnings multiples and higher earnings growth rates than the S&P 500 or other relevant benchmark. Quality companies generally show significant potential for future growth in earnings, a strong competitive advantage, a clearly defined business focus, strong financial health, and/or management ownership.

The subadviser emphasizes in-house research, which includes personal contacts, site visits and meetings with company management. In unusual circumstances, economic, monetary and other factors, the Fund may assume a temporary, defensive position during which all or a substantial portion of the Fund's assets may be invested in cash and short-term instruments.

Although the Fund may not participate with other Funds on a joint basis in any trading account in securities, the subadviser may aggregate orders and average prices for the sale or purchase of securities with other accounts it manages to reduce brokerage costs.

In unusual circumstances, economic, monetary and other factors may cause the subadviser to assume a temporary, defensive position during which all or a substantial portion of the Fund's assets may be invested in cash and short-term instruments.

The Fund may invest up to 35% of its total assets in investment-grade debt securities. The Fund may invest up to 5% net assets in securities denominated in foreign currencies and up to 25% of its total assets in ADRs, but it will limit its investments in any one foreign country to 5% of its total assets. Other investments are allowed, including those described in the prospectus and this SAI. Subject to the investment restrictions set forth below, the Fund may invest in indexed securities (up to 5% of its total assets) and warrants. Mortgage-backed and asset-backed securities in which the Fund may invest may include CMOs and REMICs.

RESTRICTIONS

In pursuing its objective, Jurika & Voyles Core Equity Portfolio complies with the following fundamental investment policies. The Fund will not:

       (1) with respect to 75% of its assets, invest more than 5% of its total assets, computed at market value, in the securities of any one issuer (excluding U.S. government securities);

       (2) invest more than 25% of its assets in companies within a single industry; except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

       (3) borrow amounts in excess of 33 1/3% of its gross assets (taken at the lower of cost or market value), and then only as a temporary measure for extraordinary or emergency purposes. The Fund may not purchase additional securities when borrowings exceed 5% of total assets;

       (4)    issue senior securities;

       (5) make loans of more than one-third of the Fund's net assets, including loans of securities;

       (6) purchase or sell commodities or commodity contracts, or interests in oil, gas or other mineral leases, or other mineral exploration or development programs;

       (7) purchase or sell real estate or interests in real estate, except through the purchase of securities of a type commonly purchased by financial institutions which do not include direct interest in real estate or mortgages, or commodities or commodity contracts; and

       (8) underwrite securities of any other company, except that the Fund may invest in companies that engage in such businesses, and except to the extent that the Fund may technically be deemed to be an underwriter, as defined in the 1933 Act in selling a portfolio security;

LARGE CAP PORTFOLIO

Large Cap Portfolio's investment objective is to seek long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations. The subadviser normally invests at least 65% of the Fund's total assets in equity securities of companies with large market capitalizations. For purposes of the Fund's investment policies, large market capitalization companies are defined as those companies with market capitalizations of $1 billion or more at the time of the Fund's investment. Companies whose market capitalization falls below this level after purchase continue to be considered large-capitalized for purposes of the 65% policy. The Fund invests primarily in common stocks. Other investments are allowed, including those described in the prospectus and this SAI. The subadviser, on behalf of the Fund, may invest in, or write (as applicable), various futures and option-related techniques and instruments and swap agreements.

The Fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

The Fund may use various investment techniques to hedge a portion of its risks, but there can be no guarantee that these strategies will work as intended. These techniques include transactions in options (listed on a national exchange) and futures and forward contracts on a variety of instruments and indices. The Fund seeks to spread investment risk by diversifying its holdings among companies and industries.

The Fund may not buy all of these instruments or use all of these techniques, and those described in the prospectus, to the full extent permitted unless the subadviser believes that doing so will help achieve the Fund's goals. Current holdings and recent investment strategies are described in the Fund's financial reports, which are sent to shareholders twice a year.

Purchase of a debt security is consistent with the Fund's debt quality policy if it is rated at least investment-grade debt by Moody's or S&P, or comparable unrated securities. The Fund currently intends to limit its investments in lower-than-BAA-quality debt securities to less than 35% of its assets.

The Fund may invest in money market securities, in a pooled account of repurchase agreements, and in a money market fund available only to funds and accounts managed by the subadviser or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.

ADJUSTING INVESTMENT EXPOSURE. The Fund may but is not required to use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security prices.

The Fund also complies with the following non fundamental investment policies:

       X The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in future contracts and options are not deemed to constitute selling securities short.

       X The Fund does not currently intend to purchase securities on margin, except that it may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures shall not constitute purchasing securities on margin.

       X The Fund may borrow money only: (a) from a bank or from a registered investment company or portfolio for which the subadviser or an affiliate serves as investment adviser, or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation definitions). The Fund will not borrow money in excess of 25% of net assets so long as this limitation is required for certification by certain state insurance departments. Any borrowings that come to exceed this amount will be reduced with seven days (not including Sundays and holidays) to the extent necessary to comply with 25% limitation. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The Fund will not borrow from other funds advised by the subadviser or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of its total assets.

       X The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or

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              because they cannot be sole or disposed of in the ordinary course of business at approximately the prices at which they are valued.

       X The Fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money (up to 5% of the Fund's net assets) to a registered investment company or portfolio for which the subadviser or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations (where such participations have not been securitized), or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

       X The Fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. For the purposes of this limitation pass through entities and other special purpose vehicles or pools of financial assets such as issuers of asset backed securities or investment companies are not considered "business enterprises."

       X The Fund does not currently intend to purchase the securities of any issuer if those officers and trustees of the trust and those officers and directors of the subadviser who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

       X The Fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company sub-advised by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the Portfolio.

RESTRICTIONS

In pursuing its objective, Large Cap Portfolio currently is subject to the following fundamental investment policies. The Fund will not:

       (1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities of other investment companies or securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in the securities of that issuer, or the Fund would hold more than 10% of the outstanding voting securities of that issuer;



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       (2)    issue senior securities, except as permitted under the 1940 Act;

       (3) borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

       (4) underwrite securities issued by others, except to the extent that the Fund may be considered to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

       (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

       (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities or companies engaged in the real estate business);

       (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

       (8) lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

       (9) the Fund may, notwithstanding any other fundamental investment policy or limitation, invest all the assets in the securities of a single open-end management investment company managed by the subadviser or any affiliate or successor with substantially the same investment objective, policies, and limitations as the Fund.



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


LAZARD INTERNATIONAL STOCK PORTFOLIO

Lazard International Stock Portfolio's investment objective is to seek capital appreciation through investing primarily in the equity securities of non-U.S. companies (i.e., incorporated or organized outside the U.S.). The Fund invests principally in the common stocks of non-U.S. companies (although the Fund may have substantial investments in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), convertible bonds, and other convertible securities.

There is no requirement, however, that the Fund invest exclusively in equity securities, and, if the subadviser deems it to be advisable, the Fund may invest up to 20% of its total asset value in fixed-income securities and short-term money market instruments. The Fund will not invest in fixed-income securities rated lower than investment grade at time of purchase.

Currently the subadviser intends to invest the Fund's assets in companies based in Continental Europe, the United Kingdom, the Pacific Basin and in such other areas and countries as the subadviser may determine from time to time. Under normal market conditions, the Fund invests at least 80% of the value of its total assets in the equity securities of companies within at least three different countries (not including the United States). The percentage of the Fund's assets invested in particular geographic sectors may shift from time to time in accordance with the subadviser's judgment.

In selecting the Fund's investments, the subadviser seeks to identify inexpensive securities in markets world-wide through traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and/or the potential to improve profitability. In addition, the subadviser seeks to identify financially productive and undervalued companies in those markets. The subadviser focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The subadviser recognizes that some of the best opportunities are in securities not generally followed by investment professionals. Thus, the subadviser relies on its research capability and also maintains a dialogue with foreign brokers and with the management of foreign companies in an effort to gather the type of "local knowledge" that it believes is critical to successful investment abroad. To this end, the subadviser communicates with its affiliates in Paris, London and Tokyo for information concerning current business trends, as well as for a better understanding of the management of local businesses. The information supplied by these affiliates is limited to statistical and factual information, advice regarding economic factors and trends or advice as to occasional transactions in specific securities.

The Fund may enter into foreign currency exchange forward contracts to hedge against anticipated changes in foreign currency exchange rates. The Fund may invest up to 20% of its total assets in investment-grade fixed-income securities and short-term money market instruments. In addition, the Fund may invest in letters of credit and in emerging or unseasoned companies.



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When the subadviser believes that business or financial conditions warrant, the
Fund may assume a temporary defensive position and invest without limit in the equity securities of U.S. companies, U.S. government securities, or short-term money market instruments or cash.

RESTRICTIONS

In pursuing its objective, Lazard International Stock Portfolio currently is subject to the following fundamental investment policies. The Fund will not:

       (1) issue senior securities, borrow money or pledge or mortgage its assets, except that the Fund may borrow from banks for temporary purposes, including the meeting of redemption requests that might require the untimely disposition of securities. For purposes of this investment restriction, the Fund's entry into options, forward contracts, futures contracts, including those related to indexes shall not constitute borrowing;

       (2) make loans, except loans of portfolio securities not having a value in excess of 10% of the Fund's total assets and except that the Fund may purchase debt obligations in accordance with its investment objectives and policies and may engage in securities lending;

       (3) invest in illiquid securities if immediately after such investment more than 10% of the value of the Fund's net assets, taken at market value, would be invested in such securities;

       (4) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; provided, however, the Fund may purchase securities in an amount up to 5% of the value of its total assets in any one closed-end fund and may purchase in the aggregate securities of closed-end funds in an amount of up to 10% of the value of the Fund's total assets;

       (5) purchase the securities of issuers conducting their principal business in the same industry, if the value of the value of the Fund's investment exceeds 25% of the Fund's then current net asset value;

       (6) purchase or sell real estate except in a manner consistent with specific rules described in greater detail in the prospectus;

       (7)    purchase securities on margin;

       (8)    underwrite securities; or

       (9) make investments for the purpose of exercising control or management.

MFS EMERGING GROWTH PORTFOLIO

MFS Emerging Growth Portfolio's investment objective is to seek to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, are incidental to the Fund's investment objective. The Fund's policy is to invest primarily (i.e., at least 65% of its assets under normal circumstances) in common stocks of companies that are early in their life cycle but appear to have the potential to become major enterprises (emerging growth companies). Such companies generally are expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation and have the products, management and market opportunities that are usually necessary to become more widely recognized as growth companies. However, the Fund may also invest in more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

The Fund is aggressively managed, and, therefore, the value of its shares is subject to greater fluctuation and investments in its shares involve the assumption of a higher degree of risk than would be the case with an investment in a conservative equity fund or a growth fund investing entirely in proven growth equities.

The Fund invests primarily in common stocks. The Fund may invest or engage in the following:

X convertible securities and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments;

X ADRs and foreign, including emerging markets, securities (up to 15% of its total assets) that may be traded on foreign exchanges (currently the subadviser expects generally to invest between 0% to 10% in such securities.);

X foreign currency and forward foreign currency exchange contracts for the purchase or sale of foreign currency for hedging purposes and non-hedging purposes, including transactions entered into for the purpose of profiting from anticipated changes in foreign currency exchange rates, as well as options on foreign currencies;

X covered call and put options and may purchase call and put options on securities and stock indices in an effort to increase current income and for hedging purposes;

X stock index futures contracts and options on these instruments for hedging and non-hedging purposes, subject to applicable law; and

X up to 5% of the Fund's total assets in lower-quality fixed-income securities ('junk bonds").

For defensive purposes under unusual market conditions, as a reserve for future investments, or to meet liquidity needs, the subadviser may temporarily invest some or all of the Fund's assets. Temporary investments may include but are not limited to cash or cash equivalents, such as short-term money market instruments, commercial paper, bank obligations, short-term notes, U.S. government securities, certificates of participation and trust certificates representing interests in U.S. government securities, and related repurchase agreements.

RESTRICTIONS

In pursuing its objective, MFS Emerging Growth Portfolio currently is subject to the following fundamental investment policies. The Fund will not:

       (1)    borrow money in an amount in excess of 33-1/3% of its net assets;

       (2)    underwrite securities;

       (3) concentrate its investments in any particular industry in excess of 25% of its total net assets;

       (4) purchase or sell real estate in the ordinary course of its business.

MFS MID CAP GROWTH PORTFOLIO

MFS Mid Cap Growth Portfolio's investment objective is to seek to obtain long term growth of capital. It seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of companies with medium-market capitalization that the subadviser believes have above-average growth potential. Medium-market capitalization companies have a market capitalization equal to or exceeding $250 million but not exceeding the top range of the Russell Midcap(TM) Growth Index at the time of the Fund's investment.

The Russell Midcap(TM) Growth Index is a widely recognized, unmanaged index of mid-cap common stock prices. Companies whose capitalization falls outside this range after purchase continue to be considered medium-capitalization companies for the purposes of the Fund's 65% policy.

Consistent with its investment objective, the Fund may invest in up to 20% of its net assets in nonconvertible high-risk, high-yield fixed-income securities that are in the lower rating categories (rated Ba or lower by Moody's or BB or lower by S&P or Fitch Investors Service, Inc. ("Fitch") and comparable unrated securities (collectively, commonly known as "junk bonds"). Further, the Fund also may invest up to 20% of its net assets in foreign and emerging markets securities that are not traded on a U.S. exchange (not including ADRs).

Other investments are allowed, including those described in the Prospectus and this SAI. The description of these techniques and the associated risks appears in the prospectus. Subject to its investment objective and the investment restrictions set forth below, the Fund may invest in or engage in the following:

X      Brady Bonds

X      indexed securities

The Fund is non-diversified. As a result, the amount of the Fund's assets that may be invested in the securities of any one issuer is limited only by the Fund's investment restrictions and the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Since the Fund may invest a relatively high percentage of its assets in a limited number of issuers, it may be more susceptible to any economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

For defensive purposes under unusual market conditions, as a reserve for future investments, or to meet liquidity needs, the subadviser may temporarily invest some or all of the Fund's assets. Temporary investments may include but are not limited to cash or cash equivalents, such as short-term money market instruments, commercial paper, bank obligations, short-term notes, U.S. government securities, certificates of participation and trust certificates representing interests in U.S. government securities, and related repurchase agreements.

RESTRICTIONS

In pursuing its objective, MFS Mid Cap Growth Portfolio currently is subject to the following fundamental investment policies. The Fund will not:

       (1) borrow amounts in excess of 33-1/3% of its gross assets (taken at the lower of cost or market value), and then only as a temporary measure for extraordinary or emergency purposes;

       (2) underwrite securities, issued by other persons except insofar as the Fund may technically be deemed to be an underwriter, as defined in the 1933 Act in selling a portfolio security;

       (3) purchase or sell real estate or interests in real estate (including limited partnership interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding options on securities, stock indexes and foreign currency ("Options"), Options on futures contracts and any other type of Option, futures contracts and any other type of futures contract and forward contracts) in the ordinary course of its business. The Fund reserves the right to hold and to sell real estate mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities;

       (4) issue senior securities except as permitted by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to any type of Option (including Options on futures contracts and options), forward contracts and any type of futures contract (including futures contracts) and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security;

       (5) make loans to other persons. For these purposes, the purchase of short term commercial paper, the purchase of a portion or all of an issue of debt securities, the lending of portfolio securities, or the investment of the Fund's assets in repurchase agreements, shall not be considered the making of a loan;

       (6) invest more than 25% of its total assets in the securities of issuers in any single industry.

MFS RESEARCH PORTFOLIO

MFS Research Portfolio's investment objective is to provide long-term growth of capital and future income. The Fund's securities are selected by a committee of investment research analysts from the subadviser and from MFS International (U.K.) Limited. The committee allocates the Fund's assets among industries. Individual analysts are then responsible for selecting from within their assigned industry responsibility the securities they view as best suited to meet the Fund's investment objective .

The Fund's policy is to invest a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. Such securities may also offer opportunities for growth of capital as well as income. In the case of both growth stocks and income issues, emphasis is placed on the selection of progressive, well-managed companies.

Other investments are allowed, including, but not limited to, those described below. Subject to its investment objective and the fundamental restrictions set forth below, the Fund may invest in or engage in the following:

X foreign and emerging market securities (not more than 20% of the Fund's net assets)

X      investment-grade securities (as rated by Moody's, S&P or Fitch)

X high-yield, high-risk securities, commonly known as junk bonds (rated Ba or lower by Moody's or BB or lower by S&P or Fitch) and comparable unrated securities (not more than 10% of the Fund's net assets)

X      warrants (not more than 5% of the Fund's net assets)

RESTRICTIONS

In pursuing its objective, MFS Research Portfolio currently is subject to the following fundamental investment policies. The Fund will not:

       (1) invest more than 5% of its total assets, computed at market value, in the securities of any one issuer (excluding U.S. government securities);

       (2) invest in more than 10% of any class of securities of any one issuer;

       (3) invest more than 5% of the value of its total assets in companies which, including predecessors, have been in operation for less than three years;

       (4) borrow amounts in excess of 5% of its gross assets (taken at the lower of cost or market value), and then only as a temporary measure for extraordinary or emergency purposes;

       (5) pledge, mortgage or hypothecate an amount of assets which (taken at market value) exceeds 15% of its gross assets (taken at the lower of cost or market value);

       (6) underwrite securities, issued by other persons except insofar as the Fund may technically be deemed to be an underwriter, as defined in the 1933 Act in selling a portfolio security;

       (7) purchase real estate or interests in real estate, except through the purchase of securities of a type commonly purchased by financial institutions which do not include direct interest in real estate or mortgages, or commodities or commodity contracts, except transactions involving financial futures in order to limit transaction and borrowing costs and for hedging purposes as described above;

       (8)    invest for the primary purpose of control or management;

       (9) make margin purchases or short sales of securities, except for short-term credits that are necessary for the clearance of transactions;

       (10) make loans, except that the Fund may purchase money market securities, enter into repurchase agreements, buy publicly and privately distributed debt securities and lend limited amounts of its portfolio securities to broker-dealers; all such investments must be consistent with the Fund's investment objective and policies;

       (11) invest more than 25% of its total assets in the securities of issuers in any single industry;

       (12) purchase the securities of any other investment company, or investment trust, except in the open market and at customary brokerage rates; provided, however, that the Fund shall not purchase such securities if the purchase would cause more than 10% of the Fund's total assets (taken at market value) to be invested in the securities of such issuer, and provided that the Fund shall not purchase securities issued by any open-end investment company;

       (13) sell any security which the Fund does not own unless, at the time of sale, the Fund owns other securities which give it the right to obtain securities without further payment and provided that, if such right is conditional, the sale is made upon the same conditions;

       (14) purchase or sell any put or call options or any combination thereof, provided that this shall not prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities; or

       (15) invest in securities which are subject to legal or contractual restrictions on resale, or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), unless the Board has determined that such securities are liquid based upon trading markets for the specific security if more than 10% of the Fund's assets (taken at market value) would be invested in such illiquid securities.

NWQ LARGE CAP PORTFOLIO

NWQ Large Cap Portfolio's investment objective is to achieve consistent, superior total return with minimum risk to principal. The Fund invests, under normal circumstances, at least 65% of its total assets in the common stocks of companies with above-average statistical value that are in fundamentally attractive industries and that, in the subadviser's opinion, are undervalued at the time of purchase. The Fund may also invest in other equity-related securities consisting of convertible bonds, convertible preferred stocks, rights and warrants. The Fund's policy is to invest in a universe of 1100 companies of medium to large capitalization. Companies with market capitalization under $1 billion are limited to 10% of the Fund's total assets.

The subadviser uses statistical measures to screen for the companies with the best value characteristics such as below-average price-to-earnings and price-to-book ratios, above-average dividend yield and strong financial stability. Further, the subadviser uses normalized earnings to value cyclical companies, focuses on quality of earnings, looks for investment in relative value, and concentrates in industries/sectors with strong long-term fundamentals. As used in this discussion, "fundamentals" vary by industry and relate to factors such as supply and demand, market share, economics, distribution channels, barriers to entry, and organizational factors. An economic "sector" consists of a variety of industries having some similar business characteristics, for example, the producer durables sector includes industries such as aerospace, heavy machinery, and electrical equipment.

In order to capture value, the subadviser uses a multi-disciplined approach to identify market sectors that are early in their cycle of fundamental improvement, investor recognition and market exploitation. In its decision-making process, the subadviser uses business-trend analyses to research industry and company fundamentals. The results are analyzed for the impact of changing worldwide product demand/supply, direction of inflation and interest rates, and expansion/contraction of business cycles. Once the investment team identifies those industries/sectors with positive fundamentals, companies are screened for value characteristics such as below-average price-to-earnings and price-to-book ratios and above-average dividend yield.

Company visits and interviews with management help to verify the value in these potential investments. The subadviser also uses numerous independent firms, as well as in-house resources, for economic, industry and securities research. The Fund will be concentrated in those industries with positive fundamentals and seeks to minimize risk by avoiding industries with deteriorating long-term fundamentals.

The Fund expects the majority of its investments to be companies based in the United States. However, from time to time, shares of foreign-based companies may be purchased if they pass the selection process outlined above.

Other investments are allowed, including, but not limited to, those described below. Subject to its investment objective and the restrictions set forth below, the Fund may invest up to 20% of its total assets in foreign securities such as U.S. dollar-denominated securities of foreign issuers and ADRs.

The Fund will not invest in any security issued by a commercial bank unless: (1) the bank has total assets of at least $1 billion, or the equivalent in other currencies; (2) for U.S. banks, it is a member of the Federal Deposit Insurance Corporation; and, (3) for foreign branches of U.S. banks, the security is comparable in quality to other debt securities the Fund may purchase.

RESTRICTIONS

In pursuing its investment objective, NWQ Large Cap Portfolio currently is subject to the following fundamental investment policies. The Fund may not:

       (1) with respect to 75% of its assets, invest more than 5% of its total assets, computed at market value, in the securities of any one issuer (excluding U.S. government securities);

       (2) with respect to 75% of its assets, invest in more than 10% of any class of securities of any one issuer;

       (3) invest more than 25% of its total assets in companies within a single industry; however, there are no limitations on investment made in instruments issued or guaranteed by the U.S. Government when the Fund adopts a temporary defensive position;

       (4) make loans, except by purchasing debt securities as allowed by the investment policies, or entering into repurchase agreements, or by lending its portfolio securities to banks, brokers dealers and other financial institution

       (5) (a) borrow amounts in excess of 10% of its gross assets (taken at the lower of cost or market value), and then only as a temporary measure for extraordinary or emergency purposes, and (b) the Fund may not purchase additional securities when borrowings exceed 5% of total assets;

       (6) pledge, mortgage or hypothecate an amount of assets which (taken at market value) exceeds 10% of its gross assets (taken at the lower of cost or market value).

SOCIAL AWARENESS STOCK PORTFOLIO

Social Awareness Stock Portfolio's investment objective is long-term capital appreciation and retention of net investment income. The Fund seeks to fulfill this objective by selecting investments, primarily common stocks, that Mutual Management Corp. ("MMC") (formerly Smith Barney Mutual Funds Management, Inc. ("SBMFM")) determines meet its investment screen, based on analysis of data, and, to the extent possible, certain social criteria. MMC has discretion to determine the source for the data.

The Fund's assets generally are invested in equity securities, primarily common stocks, diversified across industries and companies. For defensive purposes or for temporary investment of cash flows, however, the Fund may invest in bonds, notes or other evidence of indebtedness, issued publicly or placed privately, deemed to be of suitable credit quality, including U.S. government securities.

SOCIAL CRITERIA. MMC uses certain supportive social criteria in seeking common stocks that are acceptable investments for the Fund. Supportive criteria are such factors as favorable attitudes toward preserving the environment, waste management strategies, and supportive employee work environments. Companies are avoided as unacceptable investments for the Fund if a significant portion of their revenues, as determined by MMC, is derived from: (1) producing tobacco, tobacco products, alcohol, or military defense systems; or (2) providing military defense related services or gambling services. These investment restrictions are not fundamental and may be changed without shareholder approval.

The Fund's principal objective does not preclude it from realizing short-term gains when the subadviser believes that conditions suggest the Fund's long-term goal is best accomplished by such short-term transactions. Further, if a company fails to meet the Fund's social criteria after it has purchased the company's common stock or if the Fund inadvertently acquires a security that is not an acceptable investment, MMC may determine to sell such securities within a reasonable period of time. However, the subadviser does not anticipate engaging in active and frequent trading as it generally manages the Fund in a "buy and hold" style.

OPERATING POLICIES. Changes in the Fund's investments may be made from time to time to take into account changes in the outlook for particular industries or companies. The Fund's investments will not be concentrated in any one industry, which means that no more than twenty-five percent (25%) of the value of its assets will be invested in any one industry. While the Fund may occasionally invest in foreign securities through ADRs, it is not anticipated that such investments will, at any time, account for more than ten percent (10%) of its investment portfolio.

The Fund's assets generally are kept fully invested except that: (1) sufficient cash may be kept on hand reasonably to provide for variable annuity contract obligations, and (2) reasonable amounts of cash, U.S. government or other liquid securities, such as short-term bills and notes, may be held for limited periods, pending investments in accordance with its investment policies. When the subadviser determines that investments of other types may be advantageous for defensive purposes or for temporary investment of cash flows, however, investments may be made in cash and cash investments, bonds, notes, or other evidence of indebtedness, issues publicly or placed privately, deemed to be of suitable credit quality, including U.S. government securities.

The Fund does not intend to make short sales of securities or make purchases on margins, except for short-term credits that are necessary for the clearance of transactions, except as permitted under the 1940 Act.

RESTRICTIONS

In pursuing its objective, Social Awareness Stock Portfolio currently is subject to the following fundamental investment policies. The Fund will not:

       (1) invest more than 5% of its total assets in securities of any one issuer, except obligations of the U.S. Government and its instrumentalities:

       (2) borrow money, except that the right is reserved to borrow from banks for emergency purposes, provided that such borrowings will not exceed 5% of the value of the assets of the Fund and that immediately after the borrowing, and at all times thereafter, and while any such

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borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of the Fund;

       (3) underwrite securities of other issuers, except that the Fund could be deemed an underwriter when engaged in the sale of restricted securities (see item 4, under non-fundamental restrictions);

       (4) purchase interests in real estate, except as may be represented by securities for which there is an established market;

       (5) purchase commodities or commodity contracts, except transactions involving financial futures in order to limit transaction and borrowing costs and for hedging purposes;

       (6) make loans, except through the acquisition of a portion of privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors (see item 4, under non-fundamental restrictions);

       (7) invest in the securities of a company for the purpose of exercising management or control;

       (8) acquire more than 10% of the voting securities of any one issuer (it is the present practice of the Fund not to exceed 5% of the voting securities of any one issuer);

       (9) issue senior securities.

STRATEGIC STOCK PORTFOLIO

Strategic Stock Portfolio's investment objective is to provide investors with an above average total return through a combination of potential capital appreciation and dividend income. As summarized in the prospectus, the Fund invests primarily in a portfolio of actively traded, dividend paying equity securities comprised of high dividend yield stocks periodically selected from:
(1) the companies included in the Dow Jones Industrial Average (the "DJIA"), and
(2) the companies included in a selected subset of the S&P Industrial Index(TM).

The Fund is not designed to parallel or correlate with, nor is the share price expected to parallel or correlate with any movements in, the DJIA or the S&P Industrial Index. The Fund invests according to the following selection process. First, the subadviser begins with the Dow Jones Industrial Average (Universe #1). The 30 DJIA stocks are ranked according to their dividend yield, and the subadviser selects the 10 highest dividend-yielding stocks. Next, the subadviser examines the S&P Industrial Index (Universe #2)to: (1) remove any stocks that are in the DJIA, and (2) eliminate all stocks that are not rated A or A+ by S&P. Then the subadviser ranks the remaining stocks by market capitalization from highest to lowest, eliminating the lowest 25%. The subadviser then ranks the remaining stocks according to their dividend yield and selects the 15 highest yielding stocks. The Fund's investment portfolio comprises25 stocks: 10 selected from the DJIA and 15 from the S&P Industrial Index.

HOW THE FUND WORKS

The Fund consists of approximately equal values of 25 stocks (as described above) and remains relatively fixed for about a year, at which time the Fund is adjusted to reflect the new 25 stocks and their weightings. Although the Fund adjusts annually, it is designed for the long-term. The subadviser recommends a holding period for at least three to five years.

Application of the strategic selection process is subject to and limited by the Fund's other investment policies and restrictions. This includes restrictions and limitations required for the Fund to maintain its status as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and those required by the 1940 Act (such as issuer diversification requirements and industry concentration limitations).

The Fund generally follows a "buy and hold" strategy. Except to raise cash for operational purposes, the Fund ordinarily does not sell securities or reevaluate its portfolio investments except as periodically determined by the subadviser. Only a portion of the Fund's assets may be reviewed and adjusted for any given period. As a result, although the Fund may dispose of a security in certain events (e.g., defaulting on payments; a decline in the security's price), the company's adverse financial condition does not necessarily result in its elimination from the Fund prior to scheduled review except under extraordinary circumstances. Similarly, securities held by the Fund ordinarily are not be sold for the purpose of taking advantage of market fluctuations or changes in anticipated rate of appreciation.

The subadviser intends to maintain the ratio of shares of the strategic securities by purchasing and/or selling approximately proportionate amounts of securities from the Fund in response to purchases made or redemptions requested.

Subject to its investment objective and the restrictions set forth below, the Fund may invest in or engage in the following:

X up to 5% of its total assets in options on equity securities indices, futures contracts on such indices, and options on such futures contracts both for hedging purposes and seeking to enhance gain; and

X up to 5% of its total assets in securities of other registered investment companies that seek to provide investment results that generally correspond to the performance of securities included in one or more broad market indices.

Pending investment and for temporary defensive purposes the Fund may invest without limit in short-term, high quality fixed income securities and in money-market instruments.

RESTRICTIONS

In pursuing its objective, Strategic Stock Portfolio currently is subject to the following fundamental investment policies. The Fund will not:

       (1)    invest 25% or more of its total assets in any one industry;

       (2) borrow amounts in excess of 33 1/3% of its gross assets (taken at the lower of cost or market value), except that as a temporary measure for extraordinary or emergency purposes, the portfolio may borrow up to 5% more;

       (3)    issue senior securities;

       (4) make loans, except that the Fund may purchase debt securities, may enter into repurchase agreements, and may lend its securities;

       (5) underwrite the securities of other issuers, except insofar as the Fund may technically be deemed to be an underwriter, as defined in the 1933 Act in the disposition of a portfolio security;

       (6)    invest for the primary purpose of control or management;

       (7) purchase real estate or interests in real estate, other than securities secured by real estate, participation therein or real estate investment trusts and similar instruments;

       (8) purchase or sell commodities or commodities contracts except for hedging purposes;

       (9) make any short sales of securities, except in conformity with applicable laws, rules and regulations and unless, giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Fund's total assets and the Fund's aggregate short sales of a particular class of an issuer's securities to not exceed 25% of the then outstanding securities of that class of the issuer's securities; or

       (10) purchase any security (other than U.S. obligations) such that: (a) more than 25% of the Fund's total assets would be invested in securities of a single issuer, or (b) as to 75% of the Fund's total assets, more than 5% of the Fund's total assets would be then invested in securities of a single issuer, or the Fund would own more than 10% of the voting securities of a single issuer.

Note: The DJIA is the property of Dow Jones & Company, Inc. Dow Jones & Company, Inc. has not granted a license for use by Strategic Stock Portfolio. Dow Jones & Company, Inc. has not participated in any way in the creation of the Strategic Stock Portfolio or in the selection of the stocks included in its investment portfolio and has not approved any information herein relating thereto. "Standard & Poor's", "S&P", and "S&P Industrial Index are trademarks of The

McGraw-Hill Companies, Inc., which have not been licensed for use by Strategic Stock Portfolio. It is not sponsored, managed, sold or promoted by Standard & Poor's.

TRAVELERS QUALITY BOND PORTFOLIO

Travelers Quality Bond Portfolio's investment objective is to seek current income, moderate capital volatility and total return. The Fund's assets are primarily invested in debt obligations, including, but not limited to:

       X      treasury bills;

       X      repurchase agreements;

       X      commercial paper and other short term instruments;

       X      bank certificates of deposit and bankers' acceptances; and

       X publicly traded debt securities, including bonds, notes, and debentures; and

       X      equipment trust certificates.

Permissible securities may carry certain equity features such as conversion or exchange rights or warrants for the acquisition of stocks of the same or a different issuer, or participation based on revenues, sales or profits. The adviser anticipates that the Fund will maintain an average portfolio duration not exceeding five years. (In the case of mortgage-backed securities, the estimated average life of cash flows will be used instead of average duration.) Investment in longer-term obligations may be made if the investment adviser concludes that the investment yields justify a longer-term commitment. No more than 25% of the value of the Fund's assets will be invested in any one industry.

The Fund is actively managed, and investments may be sold prior to maturity if the adviser deems it to be advantageous in light of factors such as market conditions or brokerage costs. While the Fund's investments are generally not listed securities, there are firms that make markets in the type of debt instruments that the Fund holds. The adviser anticipated no problems of liquidity with the Fund's investments.

From time to time, the Fund may commit to purchase when-issued securities. The Fund also may purchase and sell interest-rate futures contracts to hedge against changes in interest rates that might otherwise have an adverse effect upon the value of the portfolio securities.

RESTRICTIONS

In pursuing its objective, Travelers Quality Bond Portfolio currently is subject to the following investment policies. The Fund may:

       (1) invest up to 15% of the value of its assets in the securities of any one issuer (exclusive of obligations of the United States government and its instrumentalities, for which there is no limit);

       (2) borrow from banks in amounts of up to 5% of its assets, but only for emergency purposes;

       (3) purchase interests in real estate represented by securities for which there is an established market;

       (4) make loans through the acquisition of a portion of a privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors;

       (5) acquire up to 10% of the voting securities of any one issuer (it is the present practice of the Fund not to exceed 5% of the voting securities of any one issuer);

       (6) make purchases on margin in the form of short-term credits which are necessary for the clearance of transactions; and place up to 5% of its net asset value in total margin deposits for positions in futures contracts; and

       (7) invest up to 15% of its assets in restricted securities (securities which may not be publicly offered without registration under the 1933 Act.

U.S. GOVERNMENT SECURITIES PORTFOLIO

U.S. Government Securities Portfolio's investment objective is the selection of investments from the point of view of an investor concerned primarily with highest credit quality, current income and total return. To achieve this objective, the Fund invests primarily in U.S. government securities, which includes obligations of the U.S. Government and of its agencies, instrumentalities, and government-sponsored enterprises as defined above.

Not all U.S. government securities are backed by the full faith and credit of the United States. For example, obligations issued by Fannie Mae are supported by its right to borrow from the U.S. Treasury. Other U.S. government securities, such as those issued by the Federal Farm Credit Banks Funding Agency, are backed only by the credit of the issuing entity. Although U.S. government securities generally are considered to be high quality, there is no assurance that the U.S. Government would provide financial assistance to an agency, instrumentality or government-sponsored enterprise if it were not obligated by law to do so.

The Fund may purchase put and call options and other instruments and strategies described above, including futures contracts as a hedge against changes in interest rates.

RESTRICTIONS

In pursuing its objective, U.S. Government Securities currently is subject to the following fundamental investment policies. The Fund will not:

       (1) invest more than 5% of its total assets, computed at market value, in the securities of any one issuer (exclusive of securities issued by the U.S. Government, its agencies or instrumentalities, for which there is no limit);

       (2) invest in more than 10% of any class of securities of any one issuer;

       (3) borrow money, except to facilitate redemptions or for emergency or extraordinary purposes and then only from banks and in amounts of up to 10% of its gross assets computed at cost; while outstanding according to the 1940 Act, a borrowing may not exceed one-third of the value of the net assets, including the amount borrowed; the Fund has no intention of attempting to increase its net income by borrowing, and all borrowings will be repaid before additional investments are made; assets pledged to secure borrowings shall be no more than the lesser of the amount borrowed or 10% of the gross assets computed at cost;

       (4) underwrite securities, except that the Fund may purchase securities from issuers thereof or others and dispose of such securities in a manner consistent with its other investment policies; in the disposition of restricted securities, the Fund may be deemed to be an underwriter, as defined in the 1933 Act;

       (5) purchase real estate or interests in real estate, except through the purchase of securities of a type commonly purchased by financial institutions which do not include direct interest in real estate or mortgages, or commodities or commodity contracts, except transactions involving financial futures in order to limit transactions and borrowing costs and for hedging purposes;

       (6)    invest for the primary purpose of control or management;

       (7) make margin purchases or short sales of securities, except for short-term credits which are necessary for the clearance of transactions, and to place not more than 5% of its net asset value in total margin deposits for positions in futures contracts;

       (8) make loans, except that the Fund may purchase money market securities, enter into repurchase agreements, buy publicly and privately distributed debt securities and lend limited amounts of its portfolio securities to broker/dealers; all such investments must be consistent with the investment objective and policies;

       (9) invest more than 25% of its total assets in the securities of issuers in any single industry (other than securities issued by the U.S. Government, its agencies or instrumentalities); or

       (10) purchase securities of other investment companies, except in the open market and at customary brokerage rates and in no event more than 3% of the voting securities of any investment company; when consistent with its investment objectives, the Fund may purchase securities of brokers, dealers, underwriters or investment advisers.

UTILITIES PORTFOLIO

Utilities Portfolio's primary investment objective is to provide current income. Long-term capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in equity and debt securities of companies in the utility industries. For these purposes "utility industries" are comprised of companies that are principally engaged (derive at least 50% of their assets, gross income or net profits from utility operations or that are regulated as a utility by a government agency or authority) in the manufacture, production, generation, transmission and sale of electric and gas energy. Utility industries also include companies principally engaged in the communications field, including entities such as telephone, telegraph, satellite, microwave and other companies regulated by governmental agencies as utilities that provide communication facilities for the public benefit but not those in public broadcasting. The Fund invests primarily in utility equity and debt securities that are expected to have a sustainable rate of dividend growth and a high rate of return, as determined by the adviser.

Under normal market conditions, the Fund invests at least 65% of its assets in such securities. The Fund may invest up to 35% of its assets in equity and debt securities of non-utility companies believed to afford a reasonable opportunity for achieving the Fund's investment objective. When the adviser believes that market conditions warrant, the Fund may adopt a temporary defensive posture and may invest, without limit, in debt securities (whether or not they are utility securities) such as rated or unrated bonds, debentures and commercial paper, U.S. government securities, and money market instruments.

The Fund may invest up to 10% of its assets in securities rated BB or B by S&P or Ba or B by Moody's whenever the adviser believes that the incremental yield on such securities is advantageous to the Fund in comparison to the additional risk involved. Yields on lower-rated fixed-income securities generally are higher than the yields available on higher-rated securities. Investments in lower-rated securities may be subject to greater market fluctuations, however, and greater risks of loss of income or principal (including the possibility of default by, or bankruptcy of, the issuers of such securities) than higher-rated securities. Lower-rated securities also may have speculative characteristics. In addition, the Fund may enter into repurchase agreements.

RESTRICTIONS

In pursuing its objective, Utilities Portfolio currently is subject to the following fundamental investment policies. The Fund will not:

       (1) purchase the securities of any issuer (other than U.S. government securities) if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation;

       (2) purchase more than 10% of the voting securities of any one issuer, provided that this limitation shall not apply to investments in U.S. government securities;

       (3) purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities (for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin by the Fund);

       (4) make short sales of securities or maintaining a short position, except to the extent of 5% of the Fund's net assets and except that the Fund may engage in such activities without limit if, at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issuer as, and at least equal in amount to, the securities sold short;

       (5) borrow money, including reverse repurchase agreements, except that the Fund may borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 20% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments;

       (6) pledge, hypothecate, mortgage or otherwise encumber more than 10% of the value of the Fund's total assets as security for any indebtedness (for purposes of this restriction (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to (i) the purchase and sale of stock options, options on foreign currencies and options on stock indexes and (ii) initial or variation margin for futures contracts will not be deemed to be pledges of the Fund's assets);

       (7) invest in commodities, except that the Fund may purchase or write futures contracts and options on futures contracts;

       (8) make loans to others, except through the purchase of qualified debt obligations, loans of portfolio securities and the entry into repurchase agreements; and

       (9) concentrate in any industry, except that the Fund will concentrate in excess of 25% of its assets in the securities of companies within the utility industries.

ZERO COUPON BOND FUND PORTFOLIOS (SERIES 2000 AND 2005)

The objective of each Zero Coupon Bond Fund Portfolio is to provide as high an investment return as is consistent with the preservation of capital. Each Portfolio's investment objective is fundamental.

Each Fund seeks to return a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific target date in the future by investing in primarily zero coupon securities that pay no cash income but are acquired by the Fund at substantial discounts from their value at maturity. The Funds may not be appropriate for investors who do not plan to have their premiums invested in Fund shares for the long-term or until maturity.

Under normal circumstances, each Fund invests at least 65% of its net assets in "Stripped Securities", a term used collectively for stripped Treasury securities, stripped government securities, stripped corporate securities and stripped Eurodollar obligations and other stripped securities, all described below. Stripped Securities may consist of:

       (l) debt obligations issued by the U.S. Treasury that have been stripped of their unmatured interest coupons, interest coupons that have been stripped from debt obligations issued by the U.S. Treasury, and receipts and certificates for stripped debt obligations and stripped coupons, including U.S. government trust certificates (collectively, "Stripped Treasury Securities") (but currently not anticipated to be in excess of 55% of a Fund's assets);

       (2) other zero coupon securities issued by the U.S. government and its agencies and instrumentalities, by a variety of tax-exempt issuers such as state and local governments and their agencies and instrumentalities and by "mixed-ownership government corporations" (collectively, "Stripped Government Securities");

       (3) zero coupon securities issued by domestic corporations which consist of corporate debt obligations without interest coupons, and, if available, interest coupons that have been stripped from corporate debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Stripped Corporate Securities");

       (4) zero coupon securities issued by certain entities which consist of stripped debt obligations and stripped coupons of asset-backed securities, which zero coupon-type securities may exist today or may be developed in the future. These securities may be illiquid and are subject to the 15% limitation for such securities.

       (5) stripped Eurodollar obligations, which are debt securities denominated in U.S. dollars that are issued by foreign issuers, often subsidiaries of domestic corporations ("Stripped Eurodollar Obligations").

The remaining 35% of each Fund's assets may be invested in non-zero coupon securities such as common stock and other equity securities, bonds and other debt securities, and money market instruments. In addition, neither Fund will purchase illiquid securities, including restricted or other securities that are not readily marketable (such as repurchase agreements with ties in excess of seven days) if more than 15% of the Fund's total assets would be invested in such securities.

RESTRICTIONS

In pursuing its objective, each Zero Coupon Bond Fund Portfolio follows the following fundamental investment policies. The Fund will not:

       (1) purchase the securities of any issuer (other than U.S. government securities) if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation;

       (2) purchase more than 10% of the voting securities of any one issuer, provided that this limitation shall not apply to investments in U.S. government securities;

       (3) purchase securities on margin, except that each Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin by a Fund;

       (4) make short sales of securities or maintain a short position, except to the extent of 5 % of each Fund's net assets and except that a Fund may engage in such activities without limit if, at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issuer as, and at least equal in amount to, the securities sold short;

       (5) borrow money, including reverse repurchase agreements, except that each Fund may borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 20% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments;

       (6) pledge, hypothecate, mortgage or otherwise encumber more than 10% of the value of a Fund's total assets as security for any indebtedness. For purposes of this restriction: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis; and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options, options on foreign currencies and options on stock indexes; and (ii) initial or variation margin for futures contracts will not be deemed to be pledges of a Fund's assets;

       (7) invest in commodities, except that each Fund may purchase or write futures contracts and options on futures contracts;

       (8) make loans to others, except through the purchase of qualified debt obligations, loans of portfolio securities and the entry into repurchase agreements; and

       (9)    concentrate in any industry.

                             INVESTMENT RESTRICTIONS

[Subject to shareholder approval at a meeting held April __, 1999, the Funds (except as indicated below) adopted the following investment policies as fundamental (those that may not be changed without shareholder approval). Each Fund may not:

FUNDAMENTAL POLICIES

1. DIVERSIFICATION: (except MFS Mid Cap Growth Portfolio) with respect to 75% of its assets, purchase a security other than a security issued or guaranteed by the U.S. Government, its agencies or instrumentalities or a security of an investment company if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer or the Fund would own more than 10% of the outstanding voting securities of any single issuer.

2. INDUSTRY CONCENTRATION: (except Utilities Portfolio) purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on : (1) investments in U. S. government securities, in repurchase agreements covering U.
S. government securities, in securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent that it invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3. BORROWING: borrow money if, as a result, outstanding borrowings would exceed an amount equal to one-third of the Fund's total assets.

4. REAL ESTATE: purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

5. LENDING: make loans to other parties if, as a result, more than one third of its total assets would be loaned to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

6. COMMODITIES: purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

7. UNDERWRITING: underwrite (as that term is defined in the 1933 Act) securities issued by other persons except, to the extent that in connection with the disposition of its assets, the Fund may be deemed to be an underwriter.

8. SENIOR SECURITIES: issue any class of senior securities except to the extent consistent with the 1940 Act.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies that each Fund (except as noted) currently complies with:

1. MFS MID CAP GROWTH PORTFOLIO is "non-diversified" as that term is defined in the 1940 Act. To the extent required to qualify as a regulated investment company under the Code, the Fund may not purchase a security (other than a U.S. Government security or a security of an investment company) if, as a result: (1) with respect to 50% of its assets, more than 5% of the Fund's total assets would be invested in the securities of any single issuer; (2) with respect to 50% of its assets, the Fund would own more than 10% of the outstanding securities of any single issuer; or (3) more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

2. BORROWING: for purpose of the borrowing limitation, the following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchased securities (such as the purchase of when-issued securities); (2) reverse repurchase agreements; (3) dollar-roll transactions; and (5) the lending of securities ("leverage transactions"). (See Fundamental Limitation No. 2 "Borrowing.")

3. LIQUIDITY: No Fund will invest more than 15% of its net assets in: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and, (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. Each Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Trust's Board of Trustees.

4. EXERCISING CONTROL OF ISSUERS: No Fund will make investments for the purpose of exercising control of an issuer. Investments by a Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

5. OTHER INVESTMENT COMPANIES: No Fund will invest in securities of another investment company, except to the extent permitted by the 1940 Act.

6. SHORT SALES: No Fund will sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

7. PURCHASING ON MARGIN: No Fund will purchase securities on margin, except that the Fund may use short-term credit for the clearance of its portfolio transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

8. LENDING: No Fund will lend a security if, as a result, the amount of loaned securities would exceed an amount equal to one-third of the Fund's total assets.]

                                    VALUATION

Current value for the Funds' portfolio securities is determined as follows: securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales prices were reported and U.S. government and agency obligations are valued at the mean between the last reported bid and ask prices or on the basis of quotations received from reputable brokers or other recognized sources; securities maturing within 60 days are valued at cost plus accredit discount and, or minus amortized premium, which approximates market value; and securities that have a maturity of 60 days or more are valued at prices based on market quotations for securities of similar type, yield and maturity.

                                  DISTRIBUTIONS

The Trust intends to distribute dividends from each Fund's net investment income and all net realized capital gains annually in shares or, at the option of the shareholder, in cash. When a Fund makes a distribution, it intends to distribute only its net capital gains and such income as has been predetermined to be taxable as ordinary income. Therefore, net investment income distributions will not be made on the basis of distributable income as computed on the Fund's books but will be made on a federal taxation basis.

                              TRUSTEES AND OFFICERS

Under Massachusetts law, the Trust's Board has absolute and exclusive control over the management and disposition of all assets of the Funds. Subject to the provisions of the Declaration of Trust, the business and affairs of the Funds are managed by the trustees or other parties so designated by the trustees.

The Fund's trustees and officers are listed below.

Name and Position
  With the Fund                                       Principle Occupation During Last Five Years
-----------------                                     -------------------------------------------
*Heath B. McLendon                   Managing Director (1993-present), Smith Barney, Inc. ("Smith Barney");
 Chairman and Trustee                Chairman (1993-present), Smith Barney Strategy Advisors, Inc.; President
 388 Greenwich Street                and Director (1994-present), Mutual Management Corp.; Director and
 New York, New York                  President (1996-present), Travelers Investment Adviser, Inc.; Chairman
 Age 65                              and Director of forty-one investment companies associated with Smith
                                     Barney; Chairman, Board of Trustees, Drew University; Advisory Director,
                                     First Empire State Corporation; Chairman, Board of Managers, seven
                                     Variable Annuity Separate Accounts of The Travelers Insurance Company+;
                                     Chairman, Board of Trustees, five Mutual Funds sponsored by The Travelers
                                     Insurance Company++; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc.

 Knight Edwards                      Of Counsel (1988-present), Partner (1956-1988), Edwards & Angell,
 Trustee                             Attorneys; Member, Advisory Board (1973-1994), thirty-one mutual funds
 154 Arlington Avenue                sponsored by Keystone Group, Inc.; Member, Board of Managers, seven
 Providence, Rhode Island            Variable Annuity Separate Accounts of The Travelers Insurance Company+;
 Age 75                              Trustee, five Mutual Funds sponsored by The Travelers Insurance
                                     Company.++

 Robert E. McGill, III               Retired manufacturing executive. Director (1983-1995), Executive Vice
 Trustee                             President (1989-1994) and Senior Vice President, Finance and
 295 Hancock Street                  Administration (1983-1989), The Dexter Corporation (manufacturer of
 Williamstown, Massachusetts         specialty chemicals and materials); Vice Chairman (1990-1992), Director
 Age 67                              (1983-1995), Life Technologies, Inc. (life science/biotechnology products); Director, (1994-present), The Connecticut Surety Corporation
                                     (insurance); (Director (1995-present), Chemfab Corporation (specialty materials manufacturer); Director (1999-present) Ravenwood  Winery;
                                     Member, Board of Managers, seven Variable Annuity Separate Accounts of
                                     The Travelers Insurance Company+; Trustee, five Mutual Funds sponsored by The Travelers Insurance company.++

 Lewis Mandell                       Dean, School of Management (1998-present), University of Buffalo;
 Trustee                             Dean, College of Business Administration (1995-1998), Marquette
 292 Rivermist                       University; Professor of Finance (1980-1995) and Associate Dean
 Buffalo, NY                         (1993-1995), School of Business Administration, and Director, Center for
 Age 56                              Research and Development in Financial Services (1980-1995), University of
                                     Connecticut; Director (1992-present), GZA Geoenvironmental Tech, Inc.
                                     (engineering services); Member, Board of Managers, seven Variable Annuity
                                     Separate Accounts of The Travelers Insurance Company+; Trustee, five
                                     Mutual Funds sponsored by The Travelers Insurance Company.++

 Frances M. Hawk, CFA, CFP           Private Investor, (1997-present); Portfolio Manager (1992-1997, HLM
 Trustee                             Management Company, Inc. (investment management); Assistant Treasurer,
 28 Woodland St.                     Pensions and Benefits. Management (1989-1992), United Technologies
 Sherborn, Massachusetts             Corporation (broad-based designer and manufacturer of high technology
 Age 51                              products); Member, Board of Managers, seven Variable Annuity Separate
                                     Accounts of The Travelers Insurance Company+; Trustee, five Mutual Funds sponsored by The Travelers Insurance Company.++

 Ernest J. Wright                    Vice President and Secretary (1996-present), Assistant Secretary
 Secretary to the Board              (1994-1996), Counsel (1987-present), The Travelers Insurance Company;
 One Tower Square                    Secretary, Board of Managers, seven Variable Annuity Separate Accounts of
 Hartford, Connecticut               The Travelers Insurance Company+; Secretary, Board of Trustees, five
 Age 58                              Mutual Funds sponsored by The Travelers Insurance Company.++

 Kathleen A. McGah                   Assistant Secretary and Counsel (1995-present), The Travelers Insurance
 Assistant Secretary to the          Company; Assistant Secretary, Board of Managers, seven Variable Annuity
  Board                              Separate Accounts of The Travelers Insurance Company+; Assistant
 One Tower Square                    Secretary, Board of Trustees, five Mutual Funds sponsored by The
 Hartford, Connecticut               Travelers Insurance Company.++ Prior to January 1995, Counsel, ITT
 Age 48                              Hartford Life Insurance Company.

 Lewis E. Daidone                    Managing Director of Smith Barney, Senior Vice President and Treasurer of
 Treasurer                           41 investment companies associated with Smith Barney, and Director and
 388 Greenwich Street                Vice President of SBMFM and TIA; Treasurer, Board of Trustees, five
 New York, New York                  Mutual Funds sponsored by The Travelers Insurance Company.++
 Age 40

 Irving David                        Vice President of Smith Barney, Asset Management Division (March
 Controller                          1994-present); Controller, Board of Trustees, five Mutual Funds sponsored
 388 Greenwich Street                by The Travelers Insurance Company.++
 New York, NY
 Age 37

 David A. Golino                     (to be provided)
 Principal Accounting Officer


David A. Golino
Principal Accounting Officer

+ These seven Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities and The Travelers Timed Bond Account for Variable Annuities.

++ These five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

* Mr. McLendon is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Smith Barney, Inc., an indirect wholly owned subsidiary of CitiGroup, Inc. and also owns shares and options to purchase shares of CitiGroup, Inc., the indirect parent of The Travelers Insurance Company.

COMMITTEES. To operate more efficiently, the Board established two operating committees. The Nominating Committee recommends candidates for the nomination as members of the Board. The Audit Committee reviews the scope and results of the Fund's annual audits with the Fund's independent accountants and recommends the engagement of the accountants. For the year ended December 31, 1998, the members of the Nominating and Audit Committees were Knight Edwards, Robert E. McGill III, Lewis Mandell, and Frances M. Hawk. Trustees do not receive any additional compensation for their committee services.

COMPENSATION. Members of the Board who are also officers or employees of CitiGroup, Inc. or its subsidiaries are not entitled to any fee for their services to the Fund. Members of the Board who are not affiliated as employees of CitiGroup, Inc. or its subsidiaries receive an aggregate retainer of $19,000 for service on the Boards of the five Mutual Funds sponsored by The Travelers Insurance Company and the seven Variable Annuity Separate Accounts established by The Travelers Insurance Company. They also receive an aggregate fee of $2,500 for each meeting of such Boards attended. Board Members with 10 years of service may agree to provide services as an emeritus director at age 72 or upon reaching 80 years of age and will receive 50% of the annual retainer and 50% of meeting fees, if attended. The chart below shows the compensation paid to Board Members for the year ended December 31, 1998.

COMPENSATION TABLE.

--------------------------------------------------------------------------------------
                                                                     Total
                                               Pension or            Compensation
                              Aggregate        Retirement            From Fund and
Name of Person,               Compensation     Benefits Accrued      Fund Complex
Position                      From Fund(1)     As Part of Fund       Paid to Directors
                                               Expenses(2)
--------------------------------------------------------------------------------------
Heath B. McLendon             N/A              N/A                    N/A
  Chairman and Trustee
--------------------------------------------------------------------------------------
Knight Edwards                31,500           N/A                    $31,500
  Trustee
--------------------------------------------------------------------------------------
Robert E. McGill, III         34,000           N/A                    $34,000
  Trustee
--------------------------------------------------------------------------------------
Lewis Mandell                 34,100           N/A                    $34,000
  Trustee
--------------------------------------------------------------------------------------
Frances M. Hawk, CFA, CFP     34,000           N/A                    $34,000
  Trustee
--------------------------------------------------------------------------------------


(1) No compensation was deferred for any Trustee or Officer under a deferred compensation plan.


                              DECLARATION OF TRUST

The Trust is organized as a Massachusetts business trust. Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, even if the Trust were held to be a partnership, the possibility of its shareholders incurring financial loss for that reason appears remote because the Declaration of Trust contains an express disclaimer of shareholder liability for the Trust's obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees, and because the Declaration of Trust provides for indemnification out of Trust property for any shareholder held personally liable for the obligations of the Trust.

                         INVESTMENT ADVISORY SERVICES

As described above, the Board monitors the activities of those entities that provide investment management and subadvisory services to the Funds. TAMIC and MMC, both referred at times as the "advisers", provide investment supervision to certain Funds described herein in accordance with each Fund's investment objectives, policies and restrictions. The advisers' responsibilities generally include the following:

       (1) engaging the services of one or more firms to serve as investment adviser to the Funds;

       (2) reviewing from time to time the investment policies and restrictions of the Funds in light of the Fund's performance and otherwise and after consultation with the Board, recommending any appropriate changes to the Board;

       (3) supervising the investment program prepared for the Funds by the subadviser;

       (4) monitoring, on a continuing basis, the performance of the Fund's securities;

       (5) arranging for the provision of such economic and statistical data as the advisers shall determine or as may be requested by the Board; and

       (6) providing the Board with such information concerning important economic and political developments as the advisers deem appropriate or as the Board requests.


TAMIC

TAMIC is a registered investment adviser which has provided investment advisory services since its incorporation in 1978. TAMIC is an indirect wholly owned subsidiary of CitiGroup, Inc., and its principal offices are located at One Tower Square, Hartford, Connecticut, 06183. TAMIC also provides investment advice to individual and pooled pension and profit-sharing accounts and non-affiliated insurance companies.

For serving as investment adviser to the Trust, TAMIC receives a fee, equal to the average daily net asset of each of the following Funds. Investment advisory fees are computed daily and are paid monthly, (except for the Zero Coupon Bond Fund Portfolios, which are paid weekly):

---------------------------------------------------------------------------------------------------------------
                 FUND                                ADVISORY FEE        SUBADVISORY FEE       EXPENSE CAP
                                                     PAID TO TAMIC        PAID BY TAMIC
                                                  % OF AVERAGE DAILY      TO SUBADVISERS
                                                      NET ASSETS
---------------------------------------------------------------------------------------------------------------
     Convertible Bond                                    0.60%                N/A                 0.80%

---------------------------------------------------------------------------------------------------------------
     Disciplined Mid Cap                                 0.70%                0.35%               0.95%

---------------------------------------------------------------------------------------------------------------
     Equity Income                                       0.75%                0.45%               0.95%

---------------------------------------------------------------------------------------------------------------
     Federated High Yield                                0.65%                0.40%               0.95%

---------------------------------------------------------------------------------------------------------------
     Federated Stock                                    0.625%               0.375%               0.95%

---------------------------------------------------------------------------------------------------------------
     Jurika & Voyles Core Equity                         0.75%               0.375%               1.00%

---------------------------------------------------------------------------------------------------------------
     Large Cap                                           0.75%                0.45%               0.95%

---------------------------------------------------------------------------------------------------------------
     Lazard International Stock                         0.825%               0.475%               1.25%

---------------------------------------------------------------------------------------------------------------
     MFS Emerging Growth                                 0.75%               0.375%               0.95%

---------------------------------------------------------------------------------------------------------------
     MFS Mid Cap Growth                                  0.80%               0.375%               1.00%

---------------------------------------------------------------------------------------------------------------
     MFS Research                                        0.80%               0.375%               1.00%

---------------------------------------------------------------------------------------------------------------
     NWQ Large Cap                                       0.75%               0.375%               1.00%

---------------------------------------------------------------------------------------------------------------
     Strategic Stock                                     0.60%                0.20%               0.90%

---------------------------------------------------------------------------------------------------------------
     Travelers Quality Bond                             0.3233%               N/A                 0.75%

---------------------------------------------------------------------------------------------------------------
     U. S. Government Securities                        0.3233%               N/A                 1.25%

---------------------------------------------------------------------------------------------------------------
     Zero Coupon Bond Fund (Series 2000)                 0.10%                N/A                 0.15%

---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                 FUND                                ADVISORY FEE        SUBADVISORY FEE       EXPENSE CAP
                                                     PAID TO TAMIC        PAID BY TAMIC
                                                  % OF AVERAGE DAILY      TO SUBADVISERS
                                                      NET ASSETS
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Zero Coupon Bond Fund (Series 2005)                 0.10%                N/A                 0.15%
---------------------------------------------------------------------------------------------------------------


The advisory fees paid to TAMIC by each Fund during the last three fiscal years were:

---------------------------------------------------------------------------------------------------------
           FUNDS                              1998                   1997                     1996
           -----                              ----                   ----                     ----

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Convertible Bond                                $                  $  20,799                $  5,626

---------------------------------------------------------------------------------------------------------
Disciplines Mid Cap Stock                       $                  $  22,265                $    *

---------------------------------------------------------------------------------------------------------
Disciplines Small Cap Stock                     $                  $     *                  $    *

---------------------------------------------------------------------------------------------------------
Equity Income                                   $                  $  80,431                $  8,203

---------------------------------------------------------------------------------------------------------
Federated Stock                                 $                  $  50,231                $ 11,448

---------------------------------------------------------------------------------------------------------
Jurika & Voyles Core Equity                     $                  $  46,078                $  6,901

---------------------------------------------------------------------------------------------------------
Large Cap                                       $                  $     *                  $  8,211

---------------------------------------------------------------------------------------------------------
Lazard International Stock                      $                  $  44,240                $    *

---------------------------------------------------------------------------------------------------------
MFS Emerging Growth                             $                  $  65,044                $ 13,997

---------------------------------------------------------------------------------------------------------
MRS Mid Cap Growth                              $                  $ 287,384                $ 15,666

---------------------------------------------------------------------------------------------------------
MFS Research                                    $                  $     *                  $    *

---------------------------------------------------------------------------------------------------------
NWQ Large Cap                                   $                  $     *                  $    *

---------------------------------------------------------------------------------------------------------
Strategic Stock                                 $                  $     *                  $    *

---------------------------------------------------------------------------------------------------------
Travelers Quality Bond                          $                  $     *                  $    *

---------------------------------------------------------------------------------------------------------
U.S. Government Securities                      $                  $     *                  $    *

---------------------------------------------------------------------------------------------------------
Zero Coupon Bond Fund (Series 2000)

---------------------------------------------------------------------------------------------------------
Zero Coupon Bond Fund (Series 2005)             $                  $     *                  $    *

---------------------------------------------------------------------------------------------------------


*The Funds were not available in those years.

MMC

       MMC, an indirect wholly owned subsidiary of CitiGroup, Inc., furnishes investment management and advisory services to Social Awareness Stock Portfolio in accordance with the terms of an investment advisory agreement dated May 1, 1995, which was approved by shareholders at a meeting held on April 28, 1995. For furnishing investment management and advisory services to the Fund, MMC is paid an annual fee at the rate set forth in the advisory fee schedule below. The fee is computed daily and paid weekly.

       ANNUAL MANAGEMENT FEE                        FUND'S AGGREGATE NET ASSET VALUE
       ---------------------                        --------------------------------
              0.65%            of the first                    $ 50,000,000, plus
              0.55%            of the next                     $ 50,000,000, plus
              0.45%            of the next                     $100,000,000, plus
              0.40%            of amounts over                 $200,000,000.

The total advisory fees paid to MMC by Social Awareness Stock Portfolio for the years ended December 31, 1996, 1997, and 1998 were $58,250, $104,002 and
$_______, respectively.

MMC also manages the day-to-day investment operations of Utilities Portfolio under an investment advisory agreement approved by the Board. Under the agreement, MMC is responsible for furnishing or causing to be furnished to Utilities Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities, and recommendations with respect to other aspects and affairs of its portfolio. Utilities Portfolio pays MMC an advisory fee at the annual rate of 0.65% for its services as investment adviser. The fee is computed daily and paid monthly.

The total advisory fees paid to MMC by Utilities Portfolio for the years ended December 31, 1996, 1997 and 1998 were $113,601, $116,989, and $________, respectively.

MANAGEMENT OF SOCIAL AWARENESS STOCK AND UTILITIES PORTFOLIOS. Robert J. Brady has serves as the portfolio manager to Social Awareness Stock Portfolio since 1994 and Utilities Portfolio since November of 1998. Mr. Brady is a Managing Director and Portfolio Manager of MMC. Mr. Brady is a Chartered Financial Analyst.

INVESTMENT SUBADVISERS

Under the terms of investment subadvisory agreements, each subadviser provides an investment program for the Funds. The subadvisers make all determinations with respect to the purchase and sale of the portfolio securities (subject to the terms and conditions of the particular Fund's investment objective, policies, and restrictions and to the supervision of the Board and TAMIC) and places, in the Fund's name, call orders for execution of the portfolio transactions. In addition, Fidelity Management & Research Company ("FMR") and Lazard Asset Management also are authorized to execute the orders. In the case of the other subadvisers, TAMIC is responsible for executing the orders.

For services rendered to the Portfolios, each subadviser charges a fee to TAMIC. No Fund pays any portion of a subadviser's fee, nor does a Fund have any obligation or responsibility to do so.

SUBADVISER: FEDERATED INVESTMENT COUNSELING
FEDERATED HIGH YIELD PORTFOLIO, FEDERATED STOCK PORTFOLIO

Federated Investment Counseling ("Federated") a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the 1940 Act. It is a subsidiary of Federated Investors. All of the voting shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $___ billion as of December 31, 1998 invested across more than ___ funds under management and/or administration by its subsidiaries, as of December 31, 1998, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than [2,200] employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through [4,700] financial institutions nationwide.

FEDERATED HIGH YIELD PORTFOLIO. Federated acts as subadviser for Federated High Yield Portfolio under an investment subadvisory agreement between TAMIC and Federated. In its capacity as subadviser, Federated continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which Federated receives an annual fee from TAMIC.

Under the subadvisory agreement with TAMIC, Federated is paid an advisory fee at the annual rate of 0.40% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the years ended December 31, 1996, 1997, and 1998, the subadvisory fees TAMIC paid Federated for the Federated High Yield Portfolio were $7,045, $30,911, and $________, respectively.

MANAGEMENT OF THE FEDERATED HIGH YIELD PORTFOLIO. Mark E. Durbiano serves as the portfolio manager to Federated High Yield Portfolio along with Constantine Kartsonas. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of a Federated affiliate since January of 1996. Mr. Durbiano is a Chartered Financial Analyst.

Constantine Kartsonas, who also serves as portfolio manager, joined Federated Investors in 1994 as an investment analyst. Mr. Kartsonas has been an Assistant Vice President of the Fund's subadvisers since January 1997. Mr. Kartsonas is a Chartered Financial Analyst.

FEDERATED STOCK PORTFOLIO. Federated also serves as subadviser to Federated Stock Portfolio. Under a subadvisory agreement with TAMIC, Federated continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments. Under the agreement, TAMIC pays Federated a subadvisory fee at the annual rate of 0.375% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the years ended December 31, 1996, 1997, and 1998, the subadvisory fees TAMIC paid Federated for the Federated Stock Portfolio were $4,141, $27,647, and $_______, respectively.

MANAGEMENT OF FEDERATED STOCK PORTFOLIO. Michael P. Donnelly serves as manager. He joined Federated Investors in 1989 as an investment analyst and has been a Federated Vice since 1994. Mr. Donnelly is a Chartered Financial Analyst.

SUBADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY
EQUITY INCOME PORTFOLIO
LARGE CAP PORTFOLIO

Fidelity Management & Research Company ("FMR") serves as the subadviser to Equity Income and Large Cap Portfolios under a subadvisory agreement with TAMIC. FMR is an investment adviser registered as such with the SEC. Its principal office is located at 82 Devonshire Street, Boston, MA 02109-3614.

All of the stock of FMR is owned by FMR Corp., which was organized in 1972. Through ownership of voting common stock and the execution of a shareholder's voting agreement, Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family form a controlling group with respect to FMR Corp.

EQUITY INCOME PORTFOLIO. Under the agreement with TAMIC, FMR is paid a subadvisory fee at the annual rate of 0.45% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the years ended December 31, 1996, 1997, and 1998, the subadvisory fees TAMIC paid FMR were $4,923, $48,431, and $______, respectively.

MANAGEMENT OF EQUITY INCOME PORTFOLIO. Stephen Petersen is portfolio manager of Equity Income Portfolio. He has managed mutual funds and other investment accounts since 1983. Mr. Petersen also is Senior Vice President of Fidelity Management Trust Co. Previously, he was Vice President and manager of several trust accounts. Mr. Petersen joined Fidelity in October 1980.

LARGE CAP PORTFOLIO. FMR also serves as subadviser to the Large Cap Portfolio under a subadvisory agreement with TAMIC. Under the agreement, FMR is paid a subadvisory fee at the annual rate of 0.45% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the years ended December 31, 1996, 1997, and 1998, the subadvisory fees TAMIC paid FMR for Equity Income Portfolio were $4,927, $26,651, and $_______, respectively.

MANAGEMENT OF LARGE CAP PORTFOLIO. Karen Firestone is the manager of Large Cap Portfolio. Ms. Firestone also manages mutual funds and other investment accounts for Fidelity Management Trust Company. She joined Fidelity in 1983.

FMR SUBSUBADVISORY ARRANGEMENTS. FMR has subsubadvisory agreements with FMR U.K. and FMR Far East. TAMIC is also a party to these agreements in its capacity as investment adviser. These subsubadvisers provide FMR with investment research and advice on issuers based outside the United States. Under the subsubadvisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 106%, respectively, of the costs of providing these services.

The subsubadvisers may also provide investment management services. In return, FMR pays FMR U.K. and FMR Far East a fee equal to 60% of its management fee rate with respect to a Fund's investments that the sub subadviser manages on a discretionary basis.

SECURITIES TRANSACTIONS. Equity Income and Large Cap Portfolios' subadviser is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of Fund shares or shares of other funds advised by the subadviser to the extent permitted by law. The subadviser may use research services provided by and place transactions through its affiliates, Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Brokerage Services (FBS), subsidiaries of FMR Corp., if the commissions are fair and reasonable and comparable to commissions charged by nonaffiliated, qualified brokerage firms for similar services.

Equity Income and Large Cap Portfolios' subadviser may allocate brokerage transactions to broker-dealers who have entered into arrangements with the subadviser under which the broker-dealer allocates a portion of the commissions paid by either Fund toward payment of its expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comply with the requirements of Section 1l(a) of the Securities Act of 1934, as amended, which prohibit members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates managed, unless certain requirements are satisfied. Under the Section 11(a) requirements, the Board has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.

SUBADVISER: JURIKA & VOYLES L.P.
JURIKA & VOYLES CORE EQUITY PORTFOLIO

Jurika & Voyles serves as investment subadviser to Jurika & Voyles Core Equity Portfolio under a subadvisory agreement with TAMIC. Jurika & Voyles is a professional investment management firm founded in 1983 by William K. Jurika and Glenn C. Voyles. As of December 31, 1998, Jurika & Voyles had discretionary management authority with respect to approximately $_ billion of assets for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charitable endowments, and high net worth individuals. The principal business address of the subadviser is 1999 Harrison Street, Suite 700, Oakland California 94612.

Jurika & Voyles is affiliated with Nvest L.P. ("Nvest"), a publicly traded limited partnership affiliated with Metropolitan Life Insurance Company. Nvest is a holding company for several investment management firms including Loomis, Sayles & Company, L.P.; Reich & Tang Asset Management, L.P.; Copley Real Estate Advisors, Inc.; Back Bay Advisors, L.P.; Harris Associates, L.P.; Vaughan, Nelson, Scarborough & McConnell, L.P.; and Westpeak Investment Advisors, L.P. (Nvest's subsidiaries) and an affiliated firm, Capital Growth Management Limited Partnership.

Under the agreement, TAMIC pays Jurika & Voyles a subadvisory fee at the annual rate of 0.375% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. Since the Portfolio was new, no subadvisory fees were paid in 1997. For the year ended December 31, 1998, the subadvisory fees TAMIC paid Jurika & Voyles for Jurika & Voyles Core Equity Portfolio were $_______.

MANAGEMENT OF JURIKA & VOYLES CORE EQUITY PORTFOLIO. Peter Goetz, CFA is the portfolio manager for the Jurika & Voyles Core Equity Portfolio. Mr. Goetz is a Vice President and portfolio manager working primarily with institutional clients. He was previously a senior portfolio manager at Bank of America in Newport Beach, CA, managing equity and balanced portfolios for non-profit organizations, charitable foundations, and high net worth individuals. Mr. Goetz is also a Chartered Financial Analyst.

SUBADVISER: LAZARD ASSET MANAGEMENT
LAZARD INTERNATIONAL STOCK PORTFOLIO

Lazard Asset Management ("Lazard"), 30 Rockefeller Plaza, New York, New York 10112, has entered into an investment subadvisory agreement (the "Lazard Subadvisory Agreement") with TAMIC to provide subadvisory services to Lazard International Stock Portfolio. Under the Lazard Subadvisory Agreement, Lazard regularly provides the Fund with investment research, advice and supervision and continuously furnishes an investment program for the Fund consistent with its investment objective and policies, including the purchase, retention and disposition of securities.

Lazard is a division of Lazard Freres & Co. LLC ("Lazard Freres"), a New York limited liability company, which is registered as an investment adviser with the SEC and is a member of the New York, American and Midwest Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services.

Lazard performs such brokerage services in conformity with Rule 10f-3, 17a-7 and 17e-1 under the 1940 Act and procedures adopted by the Board.

TAMIC pays Lazard a subadvisory fee at the annual rate of 0.475% of the Fund's average daily net asset value. The fee is accrued daily and paid monthly. For the years ended December 31, 1996, 1997, and 1998, the subadvisory fees TAMIC paid Lazard were $6,719, $37,450, and $________, respectively.

MANAGEMENT OF LAZARD INTERNATIONAL STOCK PORTFOLIO. Herbert Gullquist is primarily responsible for the day-to-day management of the Fund's assets. Mr. Gullquist, a Managing

Director and Vice-Chairman of Lazard Freres, is Lazard's Chief Investment Officer and has been with Lazard since 1982.

SUBADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS)
MFS EMERGING GROWTH PORTFOLIO
MFS MID CAP GROWTH PORTFOLIO
MFS RESEARCH PORTFOLIO

MFS, a registered investment adviser, along with its predecessor organizations has provided investment advisory services since 1924. Its principal offices are located at 500 Boylston Street, Boston, Massachusetts. MFS is America's oldest mutual fund organization. MFS is a subsidiary of Sun Life of Canada (U.S.), which in turn is a wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). Net assets under the MFS's management were approximately $__2 billion on behalf of approximately __ million investor accounts as of January 31, 1999. As of such date, the MFS organization managed approximately $___ billion of assets invested in equity securities and approximately $___ billion of assets invested in fixed-income securities. Approximately $__billion of the assets managed by MFS are invested in securities of foreign issuers and non-U.S. dollar denominated securities of U.S. issuers.

MFS EMERGING GROWTH PORTFOLIO. For services as subadviser to MFS Emerging Growth Portfolio, TAMIC pays MFS a subadvisory fee at an annual rate of 0.375% of the Fund's average daily net asset value. The fee is accrued daily and paid monthly. For the years ended December 31, 1996, 1997, and 1998, the subadvisory fees TAMIC paid MFS for the MFS Emerging Growth Portfolio were $7,833, $143,692, and $________, respectively.

MANAGEMENT OF MFS EMERGING GROWTH PORTFOLIO. John W. Ballen, an MFS Executive Vice President, serves as the portfolio manager for MFS Emerging Growth Portfolio. Mr. Ballen also serves as a portfolio manager to certain retail mutual funds offered by MFS. He has acted in that capacity for MFS since l986.

Toni Y. Shimura also is charged with portfolio management of the Fund. Ms. Shimura, who joined MFS in 1987, has been an MFS Vice President - Investments since 1992. She also has managed MFS Emerging Growth Series, a retail mutual fund, since November of 1995.

MFS MID CAP GROWTH PORTFOLIO. MFS also serves as subadviser to MFS Mid Cap Growth Portfolio since [date]. TAMIC pays MFS a subadvisory fee at an annual rate of 0.375% of the Fund's average daily net asset value. The fee is accrued daily and paid monthly. MFS Mid Cap Portfolio paid no subadvisory fees in 1997. For the year ended December 31, 1998, the subadvisory fees TAMIC paid MFS for MFS Mid Cap Growth Portfolio were $________.

MANAGEMENT OF MFS MID CAP GROWTH PORTFOLIO. Mark Regan is the investment professional responsible for the daily operations of MFS Mid Cap Growth Portfolio. Mr. Regan is an MFS Vice President and has been employed by MFS as a portfolio manager since 1989.

MFS RESEARCH PORTFOLIO. MFS also serves as the subadviser to MFS Research Portfolio. TAMIC pays MFS a subadvisory fee at an annual rate of 0.375% of the Fund's average daily net asset value. The fee is accrued daily and paid monthly. MFS Research Portfolio paid no subadvisory fees in 1997. For the year ended December 31, 1998, the subadvisory fees TAMIC paid MFS for the MFS Research Portfolio were $________.

MANAGEMENT OF MFS RESEARCH PORTFOLIO. MFS Research Portfolio is managed by a committee of various equity research analysts employed by MFS.

SUBADVISER: NWQ INVESTMENT MANAGEMENT COMPANY
NWQ LARGE CAP PORTFOLIO

NWQ Investment Management Company ("NWQ") serves as subadviser for NWQ Large Cap Portfolio. NWQ was founded in 1982 and is located at 2049 Century Park East, 4th Floor, Los Angeles, California 90067. It is a wholly owned subsidiary of United Asset Management and provides investment management services to institutional and high net worth individuals. As of the December 31, 1998, NWQ had over $8.13 billion in assets under management.

Under the agreement, TAMIC pays NWQ a subadvisory fee at the annual rate of 0.375% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. Since the Fund was new, no subadvisory fees were paid in 1997. For the year ended December 31, 1998, the subadvisory fees TAMIC paid NWQ for NWQ Large Cap Portfolio were $_______.

MANAGEMENT OF NWQ LARGE CAP PORTFOLIO. An investment committee is responsible for the investment process and decisions of NWQ Large Cap Portfolio. E.C. (Ted) Friedel, C.F.A., and Jeffrey M. Cohen are primarily responsible for the Fund's day-to-day management, with the assistance of the investment committee. The committee comprises Mr. Friedel, Mr. Cohen, Jon D. Bosse, CFA; Thomas J. Laird, CFA; David A. Polak, CFA; Phyllis G. Thomas, CFA; Justin Clifford; Martin Pollack, and James Galbreath. Mr. Friedel is a managing director of NWQ and portfolio manager with twenty-seven years of investment experience. He is a member of the Association for Investment Management and Research.

SUBADVISER: THE TRAVELERS INVESTMENT MANAGEMENT CORPORATION
DISCIPLINED MID CAP STOCK PORTFOLIO
DISCIPLINED SMALL CAP STOCK PORTFOLIO
STRATEGIC STOCK PORTFOLIO

TIMCO, located at One Tower Square, Hartford, CT 06183-2030, serves as the investment subadviser to Disciplined Mid Cap Stock, Disciplined Small Cap Stock and Strategic Stock Portfolios. A registered investment adviser since 1971, TIMCO has been in the investment counseling business since 1967 and renders investment advice to a number of institutional accounts as well as various registered investment companies and insurance company separate accounts that had total assets under management as of December 31, 1998 in excess of $_ billion. Subject to the supervision and direction of the Board, TIMCO manages each Fund in accordance with its stated investment objective, policies, and restrictions, makes investment decisions for the

Funds, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide the Funds with research services.

DISCIPLINED MID CAP STOCK PORTFOLIO. Under the agreement for Disciplined Mid Cap Stock Portfolio, TIMCO is paid a subadvisory fee, accrued daily and payable monthly, at the annual rate of 0.375% of the Fund's average daily net assets. For the period ended December 31, 1997 and the year ended December 31, 1998, the subadvisory fees TAMIC paid TIMCO for Disciplined Mid Cap Stock Portfolio were $11,132 and $_______, respectively.

DISCIPLINED SMALL CAP STOCK PORTFOLIO. Under the agreement for Disciplined Small Cap Stock Portfolio, TIMCO is paid a subadvisory fee, accrued daily and payable monthly, at the annual rate of 0.40% of the Fund's average daily net assets. Since the Portfolio was new, no subadvisory fees were paid in 1997. For the year ended December 31, 1998, the subadvisory fees TAMIC paid TIMCO for Disciplined Small Cap Stock Portfolio were $_______.

STRATEGIC STOCK PORTFOLIO. Under the agreement, TIMCO is paid a subadvisory fee, accrued daily and payable monthly, at the annual rate of 0.20% of the Strategic Stock Portfolio's average daily net assets. Since the Fund was new, no subadvisory fees were paid in 1997. For the period/year ended December 31, 1998, the subadvisory fees TAMIC paid TIMCO for Strategic Stock Portfolio were $_______.

MANAGEMENT OF DISCIPLINED MID CAP STOCK, DISCIPLINED SMALL CAP STOCK, AND STRATEGIC STOCK PORTFOLIOS. Sandip Bhagat, President and Chief Executive Officer of TIMCO, is primarily responsible for the Funds' day-to-day operations, including making all investment decisions. [Need investment background for past 5 years. Mr. Bhagat has provided various investment advisory and management services since joining TIMCO in [date].]

THE ADVISORY AGREEMENTS

Under the terms of their respective advisory and subadvisory agreements, the parties to such agreements shall:

       (1) obtain and evaluate pertinent economic, statistical and financial data and other information relevant to the Funds' investment policies, affecting the economy generally and individual companies or industries, the securities of which are included in the investment portfolios or are under consideration for inclusion therein;

       (2) be authorized to purchase supplemental research and other services from brokers at an additional cost to the Funds;

       (3) regularly furnish recommendations to the Board with respect to an investment program for approval, modification or rejection by the Board;

       (4) take such steps as are necessary to implement the investment programs approved by the Board; and

       (5) regularly report to the Board with respect to implementation of the approved investment programs and any other activities in connection with the administration of the Funds' assets.

As required by the 1940 Act, each advisory and subadvisory agreement will continue in effect for a period more than two years from the date of its execution only so long as its continuance is specifically approved at least annually: (1) by a vote of a majority of the Board, or (2) by a vote of a majority of the particular Fund's outstanding voting securities. In addition, and in either event, the terms of the advisory and subadvisory agreements must be approved annually by a vote of a majority of the trustees who are not parties to, or interested persons of any party to, an advisory or subadvisory agreement, cast in person at a meeting called for the purpose of voting on such approval and at which the Board is furnished such information as may be reasonably necessary to evaluate the terms of the agreements. The advisory and subadvisory agreements further provide that they will terminate automatically upon assignment; may be amended only with prior approval of a majority of the particular Fund's outstanding voting securities; may be terminated without the payment of any penalty at any time upon sixty days' notice by the Board or by a vote of a majority of the particular Fund's outstanding voting securities; and may not be terminated by TAMIC without prior approval of a new investment advisory agreement by a vote of a majority of the particular Fund's outstanding voting securities.

                               REDEMPTIONS IN KIND

If conditions arise that would make it undesirable for a Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property.

The Trust, however, has obligated the Funds under the 1940 Act to redeem for cash all shares presented to a Fund for redemption by any one shareholder in a 90-day period up to $250,000, or 1% of the Fund's net assets if that is less, valued for this purpose as the securities are valued in computing the Fund's net asset value per share. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, including brokerage charges, as well as the associated inconveniences.

                                    BROKERAGE

Subject to approval of the Board, the policy of TAMIC, TIMCO, Lazard, MFS, Federated, FMR, NWQ, Jurika & Voyles and MMC (collectively, the "advisers"), in executing transactions in the Funds' portfolio securities, is to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation:

X the overall direct net economic result to the Funds, involving both price paid or received and any commissions and other cost paid;

X      the efficiency with which the transaction is effected;

X the ability to effect the transaction at all where a large block is involved;

X the availability of the broker to stand ready to execute potentially difficult transactions in the future; and

X the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. Subject to the foregoing, one factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Funds and the advisers is considered to be in addition to and not in lieu of services required to be performed by the advisers under their respective advisory agreements. The cost, value and specific application of such information are indeterminable, and it is not practical to allocate these costs, value or specific allocations among the Funds and other clients of an adviser (namely, TAMIC, TIMCO, Lazard, MFS, Federated, FMR, NWQ, Jurika & Voyles or MMC). Accordingly, the advisers or their other clients may indirectly benefit from the availability of such information. This situation may create a conflict of interest for an adviser. Similarly, the Funds may indirectly benefit from information made available as a result of transactions for other clients of an adviser.

Purchases and sales of bonds and money market instruments usually are principal transactions and normally are purchased directly from the issuer or from the underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from the underwriters include the underwriting commission or concession, and purchases from dealers serving as market makers include the spread between the bid and asked prices. Where transactions are made in the over-the-counter market, the advisers generally deal with primary market makers unless more favorable prices are otherwise obtainable. Brokerage fees are incurred in connection with futures transactions, and the Funds are required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

Each adviser or subadviser may follow a policy of considering the sale of Fund shares of the Trust a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution described above.

The advisers' policies with respect to brokerage are and will be reviewed by the Board periodically. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated. Because the purchase and sale of bonds is a principal transaction there are no brokerage commissions to report for Funds that buy bonds.

                             PORTFOLIO TURNOVER RATE

Although certain Funds do not intend to invest for the purpose of seeking short-term profits, a Fund's investment adviser or subadviser may sell its securities whenever the adviser or subadviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.

The following table shows significant variations in the portfolio turnover rates for the Funds for the past two years and/or between the calendar year 1998 and the rate anticipated for the calendar year 1999:


-----------------------------------------------------------------------------------------------------------
                                                                         Turnover

        Fund                                     1997                       1998                  1999
                                                                                              (Anticipated)
-----------------------------------------------------------------------------------------------------------
Convertible Bond                                 N/A*
-----------------------------------------------------------------------------------------------------------
Disciplined Mid Cap Stock                         74%
-----------------------------------------------------------------------------------------------------------
Disciplined Small Cap Stock                      N/A*
-----------------------------------------------------------------------------------------------------------
Equity Income                                     52%
-----------------------------------------------------------------------------------------------------------
Federated High Yield                              43%
-----------------------------------------------------------------------------------------------------------
Federated Stock                                   74%
-----------------------------------------------------------------------------------------------------------
Jurika & Voyles Core Equity                      N/A*
-----------------------------------------------------------------------------------------------------------
Large Cap                                         60%
-----------------------------------------------------------------------------------------------------------
MFS Emerging Growth                               94%
-----------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth                               N/A*
-----------------------------------------------------------------------------------------------------------
MFS Research                                     N/A*
-----------------------------------------------------------------------------------------------------------
NWQ Large Cap                                    N/A*
-----------------------------------------------------------------------------------------------------------
Social Awareness Stock                            19%
-----------------------------------------------------------------------------------------------------------
Strategic Stock                                  N/A*
-----------------------------------------------------------------------------------------------------------
Travelers Quality Bond                           295%
-----------------------------------------------------------------------------------------------------------
U.S. Government Securities                       208%
-----------------------------------------------------------------------------------------------------------
Utilities                                         68%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                         Turnover

        Fund                                     1997                       1998                  1999
                                                                                              (Anticipated)
-----------------------------------------------------------------------------------------------------------
Zero Coupon Bond Fund, 2000                       29%
-----------------------------------------------------------------------------------------------------------
Zero Coupon Bond Fund, 2005                       9%
-----------------------------------------------------------------------------------------------------------


*   Fund had not commenced operations in 1997.
**  No significant variation is expected for 1999.


BROKERAGE COMMISSIONS

The following chart lists the total brokerage commissions paid by each Fund during the last three years, and the total amount paid to brokers providing research services and the total commission amount paid to such brokers for the year ended December 31, 1998. Also provided is the dollar amount and percentage of brokerage commissions paid to affiliated brokerage firms that provided research services:

FUNDS
-----                                                                           Total Portfolio
                                                                                  Transactions
                                                                                Associated with         Commission
                                                                                Brokers Providing      Paid to Such
                                                                                    Research            Brokers for
                                             1998     1997         1996         Services in 1997      Research in 1997
                                             ----     ----         ----         ----------------      ----------------
Convertible Bond                             $        $    *       $    *
Disciplined Mid Cap                          $        $ 12,415     $    *              $                     $
Disciplined Small Cap                        $        $    *       $    *              $                     $
Equity Income                                $        $ 10,045     $  1,653            $                     $
Federated High Yield                         $        $      0     $    *              $                     $
Federated Stock                              $        $ 19,307     $  3,416            $                     $
Jurika & Voyles Core Equity                  $        $    *       $    *              $                     $
Large Cap                                    $        $  4,263     $  2,260            $                     $
Lazard International Stock                   $        $ 34,727     $  3,680            $                     $
MFS Emerging Growth                          $        $ 97,918     $ 10,326            $                     $
MFS Mid Cap Growth                           $        $    *       $    *              $                     $
MFS Research                                 $        $    *       $    *              $                     $
NWQ Large Cap                                $        $    *       $    *              $                     $
Social Awareness Stock                       $        $ 12,571     $  5,203            $                     $
Strategic Stock                              $        $    *       $    *              $                     $
Travelers Quality Bond                       $        $      0     $  8,148            $                     $
U.S. Government Securities                   $        $      0     $      0            $                     $
Utilities                                    $        $ 38,325     $ 26,559            $                     $
Zero Coupon Bond Fund (Series 2000)          $        $      0     $      0            $                     $
Zero Coupon Bond Fund (Series 2005)          $        $      0     $      0            $                     $

*The Funds were not operational in those years.

No formula was used in placing such transactions, and no specific amount of transactions was allocated for research services. Brokerage business placed with brokers affiliated with any of the advisers or subadvisers during 1998 follows.

BROKERAGE BUSINESS PLACED WITH AFFILIATED BROKERS

                                                                                       % of Fund's Aggregate
                                                                                       Dollar amount of Transaction
                                     $ Amount of              % of Total               Involving Commission
Affiliated Broker                    Commission Paid          Commission Paid          Per Affiliated Broker
-----------------                    ---------------          ---------------          ----------------------------

DISCIPLINED MID CAP STOCK
-------------------------
Smith Barney                         $   251.00                 2.0%                     .16%
Robinson Humphrey                    $    55.00                  .4%                     .22%


EQUITY INCOME
-------------
Fidelity Brokerage Services          $ 1,133.00               11.29%                   10.22%
Salomon Brothers Inc.                $   195.00                1.94%                    0.76%


FEDERATED STOCK
---------------
Smith Barney Inc.                    $    50.00                0.26%                    0.18%


LARGE CAP
---------
Fidelity Brokerage Services          $   482.00               11.32%                    8.00%
Salomon Brothers Inc.                $    30.00                0.70%                    0.10%


MFS EMERGING GROWTH
-------------------
Smith Barney Inc.                    $    12.00                0.01%                    0.01%

SOCIAL AWARENESS STOCK
----------------------
Smith Barney Inc.                    $    60.00                 0.5%                     0.4%


UTILITIES
---------
Smith Barney Inc.                    $   840.00                2.20%                    3.37%


                               FUND ADMINISTRATION

The Trust, on behalf of all of the Funds, (except Equity Income and Large Cap Portfolios) entered into an administrative services agreement during 1996, whereby Travelers Insurance is responsible for each Fund's pricing and bookkeeping services at an annualized rate of .06% of the Fund's daily net assets. The Travelers Insurance Company at its expense may appoint a subadministrator to perform these services. The subadministrator may be affiliated with The

Travelers Insurance Company. MMC, an affiliate of Travelers Insurance, has been appointed to serve in this capacity.

The administrative fees the Trust paid MMC for each Fund during the last three calendar years were:

FUNDS                                             1998            1997             1996
                                                  $               $    *           $    *
Convertible Bond                                  $               $  1,907         $    *
Disciplined Mid Cap Stock                         $               $    *           $    *
Disciplined Small Cap Stock                       $               $    999         $      0
Equity Income                                     $               $                $
Federated High Yield                              $               $  4,637         $  1,057
Federated Stock                                   $               $  4,424         $    662
Jurika & Voyles Core Equity                       $               $    *           $    *
Large Cap                                         $               $                $
Lazard International Stock                        $               $  4,730         $  1,031
MFS Emerging Growth                               $               $ 22,991         $  1,253
MFS Mid Cap Growth                                $               $    *           $    *
MFS Research                                      $               $    *           $    *
NWQ Large Cap                                     $               $    *           $    *
Social Awareness Stock                            $               $  9,600         $ 23,155
Strategic Stock                                   $               $    *           $    *
Travelers Quality Bond                            $               $  3,860         $  1,043
U.S. Government Securities                        $               $ 17,467         $ 24,429
Utilities                                         $               $  9,580         $ 23,970
Zero Coupon Bond Fund (Series 2000)               $               $    999         $      0
Zero Coupon Bond Fund (Series 2005)               $               $  1,243         $      0


* The Funds were not operational in those years.

The Trust, on behalf of Equity Income and Large Cap Portfolios entered into a service agent agreement with Fidelity Service Company to provide pricing and bookkeeping services to the two Funds at the annual rate of .06% of each Fund's daily net assets under $500 million and .03% over $500 million. Each Fund pays a minimum total annual fee of $60,000. For the period ended December 31, 1996 and the years ended December 31, 1997 and 1998, the fund administration fees for Large Cap Portfolio were $20,052, $60,002, and $_______, respectively and for Equity Income Portfolio were $20,052, $60,008, and $_______, respectively.

                               SHAREHOLDER RIGHTS

Fund shares are currently sold only to insurance company separate accounts in connection with variable annuity and variable life insurance contracts issued by the Travelers Insurance Company and its affiliates. Shares are not sold to the general public. Fund shares are sold on a continuing basis, without a sales charge, at the net asset value next computed after payment is made by the insurance company to the Fund's custodian. However, separate accounts to which shares are sold may impose sales and other charges, as described in the appropriate contract prospectus.

The Trust currently issues 20 series of shares, each representing interests in a Fund. Shareholders of each series participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and nonassessable by the Trust and have no preference, conversion, exchange or preemptive rights.

Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares are redeemable, transferable and freely assignable as collateral. There are no sinking fund provisions. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable life insurance contracts.)

In the event that a Fund serves as an investment vehicle for both variable annuity and variable life insurance contracts, ]an irreconcilable material conflict may conceivably arise between contract owners of different separate accounts investing in the Fund due to differences in tax treatment, management of the Fund's investments, or other considerations. The Trust's Board will monitor events in order to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and will determine what action, if any, should be taken in the event of such a conflict.

                                   TAX STATUS

GENERAL TAX INFORMATION

Each Fund qualified in its last taxable year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and each Fund intends to so qualify as long as such qualification is in the best interests of shareholders. If each Fund qualifies as a regulated investment company and the Trust distributes substantially all of its net income and gains to its shareholders (which it intends to do), then under the provisions of Subchapter M, the Trust should have little or no income taxable to it under the Code.

Each Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of a Fund's gross income must be derived from dividends, interest, payments with respect to securities loaned, and gains from the sale or disposition of securities; and (2) at the close of each quarter of a Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. government securities and other securities (no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund must not hold more than 10% of the outstanding voting stock of any issuer), and (b) a Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. government securities).

In order to maintain the qualification of a Fund's status as a regulated investment company, the investment adviser or subadviser may, in its business judgment, restrict a Fund's ability to enter into stock index futures contracts or options on such futures contracts or engage in short-term trading and transactions in securities (including stock index futures contracts and options on such futures contracts). For the same reason, the investment adviser or subadviser may, in its business judgment, require a Fund to defer the closing out of a contract beyond the time when it might otherwise be advantageous to do so.

Each Fund also intends to comply with section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts (such as the accounts) that are used to fund benefits under variable life insurance and variable annuity contracts. These requirements are in addition to the requirements of subchapter M and of the 1940 Act, and may affect the securities in which a Fund may invest. In order to comply with the current or future requirements of section 817(h) (or related Code provisions), the Trust may be required, e.g., to alter the investment objectives of one or more of the Funds. No such change of investment objectives will take place without notice to the shareholders of an affected Fund, the approval of a majority of the outstanding voting shares, and the approval of the SEC, to the extent legally required.

TAXATION OF FOREIGN INVESTMENTS

Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Fund that invests in foreign securities or currencies is reduced by these foreign taxes. Shareholders bear the cost of any foreign tax withholding but may not be able to claim a foreign tax credit or deduction for these foreign taxes. Funds investing in securities of passive foreign investment companies may be subject to U.S. Federal income taxes and interest charges, and the investment yield of a Fund making such investments is reduced by these taxes and interest charges. Shareholders bear the cost of these taxes and interest charges but may not be able to claim a deduction for these amounts.

ADDITIONAL TAX CONSIDERATIONS

If a Fund failed to qualify as a regulated investment company, owners of variable life insurance and annuity contracts based on the Fund: (1) might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (2) the Fund might incur additional taxes. In addition, if a Fund failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance and annuity contracts based on the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Funds' investment advisers or subadvisers and it is intended that each Fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund's investment adviser might otherwise believe to be desirable.

It is not feasible to comment on all of the federal tax consequences concerning the Funds. No further discussion of those consequences is included herein. For information concerning the federal income tax consequences to the owners of variable life insurance and annuity contracts, see the prospectuses for the contracts.

[subject to the review of SA&B tax counsel]

                             PERFORMANCE QUOTATIONS

ANY ADVERTISING OF THE FUND'S PERFORMANCE? IF SO, NEED PERFORMANCE DATA SECTION SIMILAR TO THE ONE BELOW.

From time to time, we may disclose each Fund's yields, total returns, and other performance data. We will compute these performance data in accordance with the SEC standards.

YIELDS. We compute yield by: (1) dividing the Fund's net investment income less expenses for the period, by (2) the maximum offering price per share on the last day of the period times the daily average number of shares outstanding for the period, then (3) compound that yield for a six-month period, and then (4) multiplying that result by two (2). The Fund's expenses include such expenses as the advisory expenses. The 30-day or one-month yield is calculated according to the following formula:

                                               6
              Yield  =    2 [((I - E)/(sp) + 1) -1]

Where:

              I      =    net income of the Fund for the 30-day or one-month period;
              E      =    expenses of the Fund for the 30-day or one-month period;
              S      =    the average number of shares outstanding; and
              P      =    maximum offer price per share at the close (highest) of the last day in the 30-day or one-month period.

The Funds' yields do not include any fees and charges associated with insurance contracts that purchase Fund shares. Because of the charges and deductions imposed under these contracts, the yield for the relevant sub-account under a contract is lower than the yield for the corresponding Fund.

The yield on the amounts held in a Fund normally fluctuates over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Fund's actual yield is affected by the types and quality of portfolio securities held by the Fund and that Fund's operating expenses.

AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for the Funds for various periods of time.

We will provide a Fund's average annual return information for 1, 5, and 10 years, if available. Otherwise, we will show average annual total return from a Fund's inception. From time to time, we also may disclose average annual total returns for other periods of time.

Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

Standard average annual total returns are calculated using Fund values that we calculate each Business Day. The average total return figures assume [reinvestment of all dividends and distributions at net asset value]. The total return is calculated according to the following formula:

                                  1/N
              TR     =    ((ERV/P)   )-1

Where:

              TR     =    the average annual total return;
              ERV    =    the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period;
              P      =    a hypothetical initial payment of [$1,000]; and
              N      =    the number of years in the period.

OTHER TOTAL RETURNS. From time to time, we also may quote in sales literature or advertisements nonstandard average annual total returns (which means that the returns will not reflect the standard elements described above). Other total returns are calculated in exactly the same way as average annual total returns described above, except that the periods involved may differ.

USE OF INDICES. From time to time, we may present the performance of certain historical indexes in advertisements or sales literature. We also may compare the performance of these indices to a Fund's performance.

OTHER INFORMATION. The following is a partial list of publications that may be noted in the Funds' sales literature or shareholder materials that contain articles describing investment results or other data relative to one or more of the insurance products that purchase Fund shares. Other publications may also be cited.

Across the Board                                            Advertising Age
American Banker                                             Barron's
Best's Review                                               Broker World
Business Insurance                                          Business Month

Business Week                                               Changing Times
Consumer Reports                                            The Economist
Financial Planning                                          Financial World
Forbes                                                      Fortune
Inc.                                                        Institutional Investor
Insurance Forum                                             Insurance Sales
Insurance Week                                              Journal of Accountancy
Journal of the American Society of CLU & ChFC               Journal of Commerce
Life Insurance Selling                                      Life Association News
Manager's Magazine                                          MarketFacts
Money                                                       Morningstar, Inc.
National Underwriter                                        Nation's Business
New Choices (formerly 50 Plus)                              The New York Times
Pensions & Investments                                      Pension World
Rough Notes                                                 Round the Table
U.S. Banker                                                 VARDs
The Wall Street Journal                                     Working Woman

                              FINANCIAL STATEMENTS

Each Fund's fiscal year end is December 31st. Financial statements for the Funds' annual and semi-annual periods will be distributed to shareholders of record.

KPMG Peat Marwick LLP, 345 Park Avenue, New York, NY 10154 is the independent auditor for all the Funds except Large Cap and Equity Income Portfolios. The financial statements for the Funds have been examined and audited by KPMG Peat Marwick LLP for the fiscal year ending December 31, 1998.

Price Waterhouse Coopers LLP, 160 Federal Street, Boston, Massachusetts 02110, is the independent auditors for Large Cap and Equity Income Portfolios. The financial statements for these two Funds have been audited by Price Waterhouse Coopers LLP, as indicated in their reports thereon, and are included in the Trust's Annual Report, which is incorporated herein by reference, in reliance upon the authority of said firm as experts in accounting and auditing.

                             ADDITIONAL INFORMATION

On [April 15, 1999], the Travelers Insurance Company and its affiliates owned 100% of the Trust's outstanding shares. The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is a wholly owned subsidiary of The Travelers Insurance Group Inc., which is indirectly owned, through a wholly owned subsidiary, by CitiGroup, Inc., a financial services holding company. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183, telephone number 860-277-0111.

First Data Investor Services Group, Inc., 53 State Street, Boston, MA, 02109 serves as transfer agent and dividend disbursing agent for all of the Funds except Large Cap and Equity Income Portfolios, for which Fidelity Investment Institutional Operations Company, Inc. (FIIOC), 82 Devonshire Street, Boston, MA 02109 acts as transfer agent and dividend disbursing agent.

PNC Bank NA, 200 Stevens Drive, Lester, PA, 19113 and Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, NY 11201 serve as the custodians of all securities and cash of all the Funds except Lazard, Large Cap and Equity Income Portfolios. For Large Cap and Equity Income Portfolios, Brown Brothers Harriman and Co. serves as the custodian. For Lazard International Stock Portfolio, the custodian is Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York 11245.

Except as otherwise stated in its prospectus or as required by law, the Series Trust reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Series Trust's prospectus, this SAI or any supplemental sales literature issued by the Series Trust, and no person is entitled to rely on any information or representation not contained therein.

The Trust's prospectuses and this SAI omit certain information contained in the Trust's registration statement filed with the Securities and Exchange Commission that may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the Rules and Regulations promulgated by the Commission. Otherwise, investors may obtain the Trust's registration statement for free by accessing the SEC's website at http://www.sec.gov.

                                    APPENDIX

                            COMMERCIAL PAPER RATINGS

The Fund's investments in commercial paper are limited to those rated A-1 or A-2 by S&P or PRIME-1 or PRIME-2 by Moody's. These ratings and other money market instruments are described as follows.

Commercial paper rated A-1 by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

Commercial paper rated A-2 by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

Commercial paper rated PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

Commercial paper rated PRIME-2 has a strong capacity for repayment of short-term promissory obligations.

                       COMMON AND PREFERRED STOCK RATINGS

MOODY'S COMMON STOCK RATINGS

Moody's presents a concise statement of the important characteristics of a company and an evaluation of the grade (quality) of its common stock. Data presented include: (a) capsule stock information which reveals short and long term growth and yield afforded by the indicated dividend, based on a recent price; (b) a long term price chart which shows patterns of monthly stock price movements and monthly trading volumes; (c) a breakdown of a company's capital account which aids in determining the degree of conservatism or financial leverage in a company's balance sheet; (d) interim earnings for the current year to date, plus three previous years; (e) dividend information; (f) company background; (g) recent corporate developments; (h) prospects for a company in the immediate future and the next few years; and (I) a ten year comparative statistical analysis.

This information provides investors with information on what a company does, how it has performed in the past, how it is performing currently and what its future performance prospects appear to be.

These characteristics are then evaluated and result in a grading, or indication of quality. The grade is based on an analysis of each company's financial strength, stability of earnings and record of dividend payments. Other considerations include conservativeness of capitalization, depth and caliber of management, accounting practices, technological capabilities and industry position. Evaluation is represented by the following grades:

       (1) High Grade

       (2) Investment Grade

       (3) Medium Grade

       (4) Speculative Grade

MOODY'S PREFERRED STOCK RATINGS

Preferred stock ratings and their definitions are as follows:

1. aaa: An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

2. aa: An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

3. a: An issue that is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

4. baa: An issue that is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

5. ba: An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

6. b: An issue that is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

7. caa: An issue that is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

8. ca: An issue that is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

9. c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a midrange ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                             CORPORATE BOND RATINGS

S&P CORPORATE BOND RATINGS

An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the United States, with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

The ratings are based, in varying degrees, on the following considerations:

a. Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

b. Nature of and provisions of the obligation; and

c. Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Bond ratings are as follows:

1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

5. BB, B, CCC, CC and C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S CORPORATE BOND RATINGS

       Moody's ratings are as follows:

1. Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are not likely to impair the fundamentally strong position of such issues.

2. Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long term risks appear somewhat larger than in Aaa securities.

3. A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

4. Baa - Bonds that are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

5. Ba - Bonds that are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

6. B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH CORPORATE BOND RATINGS

       Fitch ratings are as follows -

1. AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

2. AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAAA." Because bonds rated in the "AAAA" and "AAA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "AF-l+."

3. A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

4. BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

5. BB - Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

6. B - Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflect the obligor's limited margin of safety and the need for reasonable business and economic activity through out the life of the issue.

7. CCC - Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

8. CC - Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

9. C - Bonds are in imminent default in payment of interest or principal.

10. DDD, DD AND D - Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "ADDD" represents the highest potential for recovery on these bonds, and "AD" represents the lowest potential for recovery.

PLUS (+) MINUS (-) - Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAAA," "ADDD,. "ADD," or "AD" categories.

                                     PART C

                                OTHER INFORMATION


EXHIBITS

(a) Agreement and Declaration of Trust. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 3, 1996.)

(b) By-Laws. (Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

(d)(1) Investment Advisory Agreement between the U.S. Government Securities Portfolio and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

(d)(2) Investment Advisory Agreement between the Social Awareness Stock Portfolio and Mutual Management Corp. (formerly known as Smith Barney Mutual Fund Management Inc.). (Incorporated herein by reference to
           Exhibit 5(b) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 25, 1995.)

(d)(3) Investment Advisory Agreement between the Utilities Portfolio and Mutual Management Corp. (formerly known as Smith Barney Mutual Fund Management Inc.). (Incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 25, 1995.)

(d)(4) Investment Advisory Agreement between the Zero Coupon Bond Fund Portfolios of The Trust and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 12 to the Registration Statement on N-1A filed on June 2, 1995.)

(d)(5) Investment Advisory Agreement between MFS Emerging Growth Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(6) Investment Advisory Agreement between Federated High Yield Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(7) Investment Advisory Agreement between Federated Stock Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(8) Investment Advisory Agreement between Lazard International Stock Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(9) Investment Advisory Agreement between Large Cap Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit

           5(i) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(10) Investment Advisory Agreement between Equity Income Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(11) Investment Advisory Agreement between Travelers Quality Bond Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(k) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(12) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Massachusetts Financial Services Company as Subadviser to MFS Emerging Growth Portfolio. (Incorporated herein by reference to Exhibit 5(l) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(13) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Federated Investment Counseling as Subadviser to Federated High Yield Portfolio. Incorporated herein by reference to Exhibit 5(m) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(14) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Federated Investment Counseling as Subadviser to Federated Stock Portfolio. (Incorporated herein by reference to Exhibit 5(n) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(15) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Lazard Freres Asset Management as Subadviser to Lazard International Stock Portfolio. (Incorporated herein by reference to Exhibit 5(o) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(16) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Fidelity Management & Research Company as Subadviser to Equity Income Portfolio and Large Cap Portfolio. (Incorporated herein by reference to Exhibit 5(p) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(17) Sub-Subadvisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. (Incorporated herein by reference to Exhibit 5(q) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(18) Sub-Subadvisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (Incorporated herein by reference to Exhibit 5(r) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(19) Investment Advisory Agreement between The Mid Cap Disciplined Equity Fund of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(s) to Post-Effective Amendment No. 17 to the Registration Statement on N-1A filed on October 31, 1996.)

(d)(20) Sub-Advisory Agreement between Travelers Asset Management International Corporation and The Travelers Investment Management Company, as Subadviser to the Mid-Cap

           Disciplined Equity Fund. (Incorporated herein by reference to Exhibit 5(t) to Post-Effective Amendment No. 17 to the Registration Statement on N-1A filed on October 31, 1996.)

(d)(21) Investment Advisory Agreement between Travelers Asset Management International Corporation and the MFS Mid Cap Growth Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(u) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on October 27, 1997.)

(d)(22) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Massachusetts Financial Services Corporation, as Subadviser for MFS Mid Cap Growth Portfolio. (Incorporated herein by reference to Exhibit 5(v) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on October 27, 1997.)

(d)(23) Investment Advisory Agreement between Travelers Asset Management International Corporation and the MFS Research Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(w) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on October 27, 1997.)

(d)(24) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Massachusetts Financial Service Corporation, as Subadviser for MFS Research Portfolio. (Incorporated herein by reference to Exhibit 5(x) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on October 27, 1997.)

(d)(25) Form of Investment Advisory Agreement between Travelers Asset Management International Corporation and the NWQ Large Cap Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(y) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(26) Form of Sub-Advisory Agreement between Travelers Asset Management International Corporation and NWQ Investment Management Company, as Subadviser for the NWQ Large Cap Portfolio. (Incorporated herein by reference to Exhibit 5(z) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(27) Form of Investment Advisory Agreement between Travelers Asset Management International Corporation and the Jurika & Voyles Core Equity Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(aa) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(28) Form of Sub-Advisory Agreement between Travelers Asset Management International Corporation and Jurika & Voyles Fund Group, as Subadviser for the Jurika & Voyles All Cap Portfolio. (Incorporated herein by reference to Exhibit 5(bb) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(29) Form of Investment Advisory Agreement between Travelers Asset Management International Corporation and the Disciplined Small Cap Stock Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(cc) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(30) Form of Sub-Advisory Agreement between Travelers Asset Management International Corporation and The Travelers Investment Management Company, as Subadviser for the Disciplined Small Cap Stock Portfolio. (Incorporated herein by reference to Exhibit 5(dd) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(31) Form of Investment Advisory Agreement between Travelers Asset Management International Corporation and the Strategic Stock Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(ee) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(32) Form of Sub-Advisory Agreement between Travelers Asset Management International Corporation and Travelers Investment Adviser, as Subadviser for the Strategic Stock Portfolio. (Incorporated herein by reference to Exhibit 5(ff) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(33) Form of Investment Advisory Agreement between Travelers Asset Management International Corporation and the Convertible Bond Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(gg) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(g)(1) Custody Agreement between the Registrant and Chase Manhattan Bank, N.A., Brooklyn, New York. (Incorporated herein by reference to
           Exhibit 8(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on April 21, 1997.)

(g)(2) Custody Agreement between the Registrant and PNC Bank. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)

(g)(3) Custody Agreement between the Registrant and Bank of New York. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)

(g)(4) Form of Subcustody Agreement between Morgan Stanley Trust Company and Subcustodians. (Incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(g)(5) Custody Agreement between the Registrant and Brown Brothers Harriman & Co. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)

(h)(1) Transfer and Recordkeeping Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

(h)(2) Amendment to Transfer and Recordkeeping Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)

(h)(3) Transfer Agent Agreement between Fidelity Investments Institutional Operations Company and the Equity Income Portfolio and Large Cap Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)

(h)(4) Administrative Services Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(d) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.) Amendments No. 1, 2, 3 and 4 to the Administrative Services Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(d) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on February 12, 1998.)

(h)(5) Service Agent Agreement between Fidelity Service Company and the Equity Income Portfolio and Large Cap Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 9(e) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)

(h)(6) Participation Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(f) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on April 21, 1997.)

(h)(7) Form of Transfer Agency and Registrar Agreement between the Trust and First Data Investor Services Group, Inc. (Incorporated herein by reference to Exhibit 9(g) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(i) Opinion and Consent of Counsel. (Incorporated herein by reference to the Registrant's most recent Rule 24f-2 Notice filing on March 25, 1998.)

(j) Consent of Coopers & Lybrand L.L.P., Independent Accountants. To be filed by amendment Consent of KPMG Peat Marwick LLP, Independent Certified Public Accountants. Consent of Price Waterhouse LLP, Independent Accountants.

(j)(2) Powers of Attorney authorizing Ernest J. Wright, Secretary or Kathleen A. McGah, Assistant Secretary as signatory for Heath B. McLendon, Knight Edwards, Robert E. McGill III, Lewis Mandell, Frances M. Hawk and Ian R. Stuart. (Incorporated herein by reference to Exhibit 11(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

           Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Lewis E. Daidone. (incorporated herein by reference to Exhibit 11 to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed on February 24, 1997.)

(n)        Financial Data Schedule. To be filed by amendment


Item 24.  Persons Controlled By or Under Common Control With the Registrant

               Not Applicable.

Item 25.  Indemnification

Provisions for the indemnification of the Series Trust's Trustees and officers are contained in and are incorporated by reference to the Series Trust's Declaration of Trust, which was filed with Post-Effective Amendment No. 13 to this Registration Statement as Exhibit 1.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Advisers

U.S. GOVERNMENT SECURITIES PORTFOLIO
ZERO COUPON BOND PORTFOLIOS (SERIES  2000, 2005)
LARGE CAP PORTFOLIO
EQUITY INCOME PORTFOLIO
TRAVELERS QUALITY BOND PORTFOLIO
LAZARD INTERNATIONAL STOCK PORTFOLIO
MFS EMERGING GROWTH PORTFOLIO
MFS MID CAP GROWTH PORTFOLIO
MFS RESEARCH PORTFOLIO
FEDERATED HIGH YIELD PORTFOLIO
FEDERATED STOCK PORTFOLIO
DISCIPLINED MID CAP STOCK PORTFOLIO
DISCIPLINED SMALL CAP STOCK PORTFOLIO
NWQ LARGE CAP PORTFOLIO
JURIKA & VOYLES ALL CAP PORTFOLIO
STRATEGIC STOCK PORTFOLIO
CONVERTIBLE BOND PORTFOLIO

Officers and Directors of Travelers Asset Management International Corporation (TAMIC), the Investment Adviser for the above Portfolios of The Travelers Series Trust, are set forth in the following table:

Name                                      Position with TAMIC                       Other Business
----                                      -------------------                       --------------
Marc P. Weill                             Director and Chairman                     Senior Vice President **
                                                                                       Chief Investment Officer
David A. Tyson                            Director, President and                   Senior Vice President *
                                             Chief Investment Officer
Joseph E. Rueli, Jr.                      Director, Senior Vice President           Vice President*
                                             and Chief Financial Officer
F. Denney Voss                            Director and Senior Vice                  Senior Vice President*
                                             President
John R. Britt                             Director and Secretary                    Assistant Secretary *
Glenn N. Marchak                          Senior Vice President
Joseph M. Mullally                        Senior Vice President                     Vice President*
David Amaral                              Vice President                            Assistant Director*
John R. Calcagni                          Vice President                            Second Vice President*
Allen R. Cantrell                         Vice President
A. William Carnduff                       Vice President
Gene Collins                              Vice President                            Vice President*
Angela Pellegrini Degis                   Vice President
Craig Farnsworth                          Vice President
Bruce E. Fox                              Vice President
Carl Franzetti                            Vice President
Kothandaraman Ganesh                      Vice President
John F. Gilsenan                          Vice President
Kimerly M. Polak Guerrero                 Vice President
John F. Green                             Vice President                            Second Vice President*
Thomas Hajdukiewicz                       Vice President                            Vice President*

Edward Hinchliffe III                     Vice President and Cashier                Second Vice President
                                                                                    and Cashier*
Richard E. John                           Vice President                            Vice President*
Kathryn D. Karlic                         Vice President                            Vice President*
Kurt Lin                                  Vice President
David R. Martin                           Vice President
Paul A. Mataras                           Vice Presidnet
David R. Miller                           Vice President                            Vice President*
Robert E. Mills                           Vice President
Emil J. Molinaro                          Vice President                            Vice President*
John W. Petchler                          Vice President
Steven A. Rosen                           Vice President
Andrew Sanford                            Vice President                            Investment Officer*
Eric L. Sappenfield                       Vice President
Charles H. Silverstein                    Vice President                            Second Vice President*
Robert Simmons                            Vice President                            Assistant Investment
                                                                                      Officer*
Jordan M. Stitzer                         Vice President                            Vice President*
Joel Strauch                              Vice President                            Vice President*
Teresa M. Torrey                          Vice President
Pamela D. Westmoreland                    Vice President
William M. Gardner                        Assistant Vice President
Jeremy C. Hughes                          Assistant Vice President
Matthew J. McInerny                       Assistant Vice President
Lisa A. Thomas                            Assistant Vice President
William H. White                          Treasurer                                 Vice President and
                                                                                      Treasurer*
Charles B. Chamberlain                    Assistant Treasurer                       Assistant Treasurer *
George M. Quaggin, Jr.                    Assistant Treasurer                       Assistant Treasurer *
Marla A. Berman                           Assistant Secretary                       Assistant Secretary**
Andrew Feldman                            Assistant Secretary                       Senior Counsel*
Millie Kim                                Assistant Secretary                       Senior Counsel*
Patricia A. Uzzel                         Compliance Officer                        Assistant Director*
Frank J. Fazzina                          Controller                                Director *


* Positions are held with The Travelers Insurance Company, One Tower Square, Hartford, Connecticut
** Positions held with Travelers Investment Group Inc., 388 Greenwich Street,
   New York, N.Y.

SOCIAL AWARENESS STOCK PORTFOLIO
UTILITIES PORTFOLIO

Officers and Directors of Mutual Management Corp. (MMC), the Investment Adviser for the Social Awareness Stock Portfolio and Utilities Portfolio of The Travelers Series Trust, are set forth in the following table:


Name                                 Position with MMC*                       Other Business
----                                 ------------------                       --------------
Heath B. McLendon                    Director, President and                  Managing Director of Salomon
                                     Chief Executive Officer                  Smith Barney; Director of
                                                                              certain investment companies
                                                                              sponsored by Salomon Smith
                                                                              Barney; Director, President and
                                                                              Chief Executive Officer of
                                                                              Travelers Investment Adviser,
                                                                              Inc. ("TIA")


Lewis E. Daidone                     Director and Senior                      Managing Director of Salomon
                                     Vice President                           Smith Barney, Senior Vice
                                                                              President and Treasurer of
                                                                              certain investment companies
                                                                              sponsored by Salomon Smith
                                                                              Barney; Director and Senior
                                                                              Vice President of TIA.

A. George Saks                       Director                                 Managing Director and Special
                                                                              Counsel of Salomon Smith Barney.

Bruce D. Sargent                     Vice President                           Managing Director of Salomon
                                                                              Smith Barney; Vice President
                                                                              and Director of certain
                                                                              investment companies sponsored
                                                                              by Salomon Smith Barney.

Michael J. Day                       Treasurer                                Managing Director of Salomon
                                                                              Smith Barney.

Christina T. Sydor                   General Counsel and                      Managing Director of Salomon
                                     Secretary                                Smith Barney and Secretary of
                                                                              certain investment companies
                                                                              sponsored by Salomon Smith
                                                                              Barney; General Counsel and
                                                                              Secretary of TIA.

Virgil H. Cumming                    Chief Investment Officer                 Managing Director of Salomon
                                                                              Smith Barney; Chief Investment
                                                                              Officer of TIA

Audrey C. Pappas-Wragg               Chief Compliance Officer                 Vice President of Salomon Smith
                                                                              Barney; Chief Compliance
                                                                              Officer of TIA.

* Address:  388 Greenwich Street, New York, N.Y. 10013

DISCIPLINED MID CAP STOCK PORTFOLIO
DISCIPLINED SMALL CAP STOCK PORTFOLIO
STRATEGIC STOCK PORTFOLIO
Officers and Directors of The Travelers Investment Management Company (TIMCO), the Sub-Adviser to the Disciplined Mid Cap Stock Portfolio.the Disciplined Small Cap Stock Portfolio and the Strategic Stock Portfolio of the Registrant, are set forth in the following table:

Name                                        Position with TIMCO                      Other Business
----                                        -------------------                      --------------
Thomas W. Jones                             Director and Chairman                    Vice Chairman
                                                                                     Citigroup Inc.*
                                                                                     Chief Executive Officer of
                                                                                     Smith Barney Asset
                                                                                     Management Division


Sandip A. Bhagat                            Director, President and                  **Not Applicable
                                               Chief Executive Officer

Virgil H. Cumming                           Director                                 Managing Director
                                                                                     Salomon Smith Barney Inc.*
                                                                                     Chief Investment Officer of
                                                                                     Smith Barney Asset
                                                                                     Management Division

Heath B. McLendon                           Director                                 Managing Director
                                                                                     Salomon Smith Barney Inc.*

Emil J. Molinaro, Jr.                       Vice President                           Vice President
                                                                                     Citigroup Inc.**

Daniel B. Willey                            Vice President**                         Not Applicable

Gloria G. Williams                          Vice President**                         Not Applicable

John W. Lau                                 Vice President**                         Not Applicable

Feng Zhang                                  Vice President**                         Not Applicable

Maggie M. Copeland                          Vice President**                         Not Applicable

Michael Loura                               Assistant Vice President**               Not Applicable

Yining Xia                                  Assistant Vice President**               Not Applicable

Alexander Romeo                             Assistant Vice President**               Not Applicable

Michael F. Rosenbaum                        Corporate Secretary                      General Counsel to
                                                                                     Smith Barney Asset
                                                                                     Management Division

Michael J. Day                              Treasurer                                Managing Director
                                                                                     Salomon Smith Barney Inc.*

 *Address:  388 Greenwich Street, New York, New York 10013
**Address:  One Tower Square, Hartford, Connecticut 01683

Executive Officers and Directors of Massachusetts Financial Services Company, the Sub-Adviser to MFS Emerging Growth Portfolio, MFS Mid Cap Growth Portfolio, MFS Research Portfolio of the Registrant, are set forth in the following table:


                                      Position with MFS
Name                                  Financial Services Co.                        Other Business
----                                  ----------------------                        --------------
Jeffrey L. Shames                     Director and President                            -

Arnold D. Scott                       Director, Senior Executive                        -
                                        Vice President and Secretary

Donald A. Stewart                     Director                                      President and Director
                                                                                    Sun Life Assurance Company
                                                                                    of Canada

John D. McNeil                        Director                                      Chairman
                                                                                    Sun Life Assurance Company
                                                                                    of Canada

Bruce C. Avery                        Executive Vice President                          -

John W. Ballen                        Executive Vice President                          -

Thomas J. Cashman, Jr.                Executive Vice President                          -

Joseph W. Dello Russo                 Executive Vice President, Chief               Director of Mutual Fund
                                        Financial Officer and Treasurer             Operations, The Boston Company

William S. Harris                     Executive Vice President                          -

Kevin R. Parke                        Executive Vice President                          -

William W. Scott, Jr.                 Executive Vice President                          -

Patricia A. Zlotin                    Executive Vice President                          -

Stephen E. Cavan                      Senior Vice President, General                    -
                                        Counsel and Assistant Secretary                 -

Robert T. Burns                       Vice President, Associate General                 -
                                        Counsel and Assistant Secretary                 -

Thomas B. Hastings                    Vice President and Assistant Treasurer            -

Lazard Freres & Co. LLC, serves as the investment subadviser to the Lazard International Stock Portfolio. Lazard Freres is a limited liability company, an organization for which its management is provided by General Members. Lazard Asset Management is a division of Lazard Freres & Co. LLC.

                                            Position with Lazard
Name                                        Freres & Co. LLC                            Other Business
----                                        ----------------                            --------------
Eileen D. Alexanderson                      General Member                                       -
William R. Araskog                          General Member                                       -
Frederick H. Batrus                         General Member                                       -
Patrick J. Callahan, Jr.                    General Member                                       -
Michel A. David-Weill                       General Member                                       -
John V. Doyle                               General Member                                       -
Thomas F. Dunn                              General Member                                       -
Norman Eig                                  General Member                                       -
Richard P. Emerson                          General Member                                       -
Peter R. Ezersky                            General Member                                       -
Jonathan F. Foster                          General Member                                       -
Robert P. Freeman                           General Member                                       -
Albert H. Garner                            General Member                                       -
James S. Gold                               General Member                                       -
Jeffrey A. Golman                           General Member                                       -
Steven J. Golub                             General Member                                       -
Herbert W. Gullquist                        General Member                                       -
Thomas R. Haack                             General Member                                       -
Ira O. Handler                              General Member                                       -
Melvin L. Heineman                          General Member                                       -
Robert E. Hougie                            General Member                                       -
Kenneth M. Jacobs                           General Member                                       -
Jonathan H. Kagan                           General Member                                       -
James L. Kempner                            General Member                                       -
Larry A. Kohn                               General Member                                       -
Sandra A. Lamb                              General Member                                       -
Edgar D. Lagaspi                            General Member                                       -
David C. Lee                                General Member                                       -
Michael S. Liss                             General Member                                       -
William R. Loomis, Jr.                      General Member                                       -
Jesse R. Lovejoy                            General Member                                       -
Matthew J. Lustig                           General Member                                       -
Thomas F. Lynch                             General Member                                       -
Mark T. McMaster                            General Member                                       -
Anthony E. Meyer                            General Member                                       -
Damon Mezzacappa                            General Member                                       -
Robert P. Morgenthau                        General Member                                       -
Steven J. Niemczyk                          General Member                                       -
Hamish W. M. Norton                         General Member                                       -
James A. Paduano                            General Member                                       -
Adam P. Panten                              General Member                                       -
Louis Perlmutter                            General Member                                       -
Russell E. Planitzer                        General Member                                       -
Lester Pollack                              General Member                                       -
Michael J. Price                            General Member                                       -
Steven L. Rattner                           General Member                                       -
John R. Reinsberg                           General Member                                       -
Louis G. Rice                               General Member                                       -
Luis E. Rinaldini                           General Member                                       -

                                            Position with Lazard
Name                                        Freres & Co. LLC                            Other Business
----                                        ----------------                            --------------
Bruno M. Roger                              General Member                                       -
Michael S. Rome                             General Member                                       -
Gerald Rosenfeld                            General Member                                       -
Stephen H. Sands                            General Member                                       -
Gary S. Shedlin                             General Member                                       -
Arthur P. Soloman                           General Member                                       -
Michael B. Solomon                          General Member                                       -
David L. Tashjian                           General Member                                       -
Joseph M. Thomas                            General Member                                       -
Michael P. Trigubaff                        General Member                                       -
Donald A. Wagner                            General Member                                       -
John B. Ward                                General Member                                       -
Ali E. Wambold                              General Member                                       -
Michael A. Weinstock                        General Member                                       -
Kendrick R. Wilson, III                     General Member                                       -
Alexander E. Zagoreos                       General Member                                       -
Lazard Groupement d'Interet Economique
Lazard Partners L.P.

Executive Officers and Directors of Federated Investment Counseling, the Sub-Adviser to Federated Stock Portfolio and Federated High Yield Portfolio of the Registrant, are set forth in the following table:

                                            Position with Federated
Name                                        Investment Counseling                       Other Business
----                                        ---------------------                       --------------
John F. Donahue                             Trustee                                              -
J. Christopher Donahue                      Trustee                                              -
John W. McGonigle                           Trustee                                              -
Mark D. Olsen                               Trustee                                              -
John B. Fisher                              President                                            -
William D. Dawson, III                      Executive Vice President                             -
Henry A. Frantzen                           Executive Vice President                             -
J. Thomas Madden                            Executive Vice President                             -
Joseph M. Balestrino                        Senior Vice President                                -
Drew J. Collins                             Senior Vice President                                -
Jonathan C. Conley                          Senior Vice President                                -
Deborah A. Cuningham                        Senior Vice President                                -
Mark E. Durbiano                            Senior Vice President                                -
Sandra L. McInerney                         Senior Vice President                                -
J. Alan Minteer                             Senior Vice President                                -
Susan M. Nason                              Senior Vice President                                -
Mary Jo Ochson                              Senior Vice President                                -
Robert J. Ostrowski                         Senior Vice President                                -
Charles A. Ritter                           Senior Vice President                                -
J. Scott Albrecht                           Vice President                                       -
Todd A. Abraham                             Vice President                                       -
Randall S. Baurer                           Vice President                                       -
David A. Briggs                             Vice President                                       -
Michael W. Casey                            Vice President                                       -
Kenneth J. Cody                             Vice President                                       -
Alexandre de Bethmann                       Vice President                                       -
Michael P. Donnelly                         Vice President                                       -
Linda A. Duessel                            Vice President                                       -
Donald T. Ellenberger                       Vice President                                       -
Kathleen M. Foody-Malus                     Vice President                                       -
Thomas M. Franks                            Vice President                                       -
Edward C. Gonzales                          Vice President                                       -
James E. Grefenstette                       Vice President                                       -
Susan R. Hill                               Vice President                                       -
Stephen A. Keen                             Vice President and Secretary                         -
Robert K. Kinsey                            Vice President                                       -
Robert M. Kowit                             Vice President                                       -
Jeff A. Kozemchak                           Vice President                                       -
Steven J. Lehman                            Vice President                                       -
Marian R. Marinack                          Vice President                                       -
Scott B. Schermerhorn                       Vice President                                       -
Frank Semack                                Vice President                                       -

                                            Position with Federated
Name                                        Investment Counseling                       Other Business
----                                        ---------------------                       --------------
Aash M. Shah                                Vice President                                       -
Christopher J. Smith                        Vice President                                       -
William F. Stotz                            Vice President                                       -
Tracy P. Stouffer                           Vice President                                       -
Edward J. Tiedge                            Vice President                                       -
Paige M. Wilhelm                            Vice President                                       -
Jolanta M. Wysocka                          Vice President                                       -
Stefanie L. Bachhuber                       Assistant Vice President                             -
Arthur J. Barry                             Assistant Vice President                             -
Robert E. Cauley                            Assistant Vice President                             -
Lee Cunningham                              Assistant Vice President                             -
Paul Drotch                                 Assistant Vice President                             -
Salvatore A. Esposito                       Assistant Vice President                             -
Donna M. Fabiano                            Assistant Vice President                             -
John T. Gentry                              Assistant Vice President                             -
William R. Jamison                          Assistant Vice President                             -
Constantine Kartsonas                       Assistant Vice President                             -
Natalie Metz                                Assistant Vice President                             -
Joseph M. Natoli                            Assistant Vice President                             -
Keith J. Sabol                              Assistant Vice President                             -
John Sheehy                                 Assistant Vice President                             -
Michael W. Sirianni                         Assistant Vice President                             -
Gregg S. Tenser                             Assistant Vice President                             -
Leo Vila                                    Assistant Vice President                             -
Lori Wolff                                  Assistant Vice President                             -
Thomas R. Donahue                           Treasurer and Assistant Secretary                    -
Richard B. Fisher                           Assistant Treasurer                                  -
Christine I. McGonigle                      Assistant Secretary                                  -

Executive Officers and Directors of Fidelity Management & Research Company, the Sub-Adviser to Equity Income Portfolio and Large Cap Portfolio of the Registrant, are set forth in the following table:

                                            Position with Fidelity
Name                                        Management & Research                       Other Business
----                                        ---------------------                       --------------
Edward C. Johnson 3d                        Director, Chairman of the Board                      -

Peter S. Lynch                              Director, Vice Chairman of the Board                 -

Robert C. Pozen                             Director and President                               -

Fred Henning, Jr.                           Senior Vice President                                -

Dwight D. Churchill                         Senior Vice President                                -

William Danoff                              Senior Vice President                                -

Richard B. Fentin                           Senior Vice President                                -

Boyce Greer                                 Senior Vice President                                -

Richard Haberman                            Senior Vice President                                -

Fred Henning, Jr.                           Senior Vice President                                -

Abigail P. Johnson                          Senior Vice President                                -

Eric Roiter                                 Vice President, General Counsel
                                                 and Clerk                                       -

Richard A. Spillane                         Senior Vice President                                -

Robert E. Stansky                           Senior Vice President                                -

Beth F. Terrana                             Senior Vice President                                -

George A. Vanderheiden                      Senior Vice President                                -

Steven Kaye                                 Vice President                                       -

Officers and Directors of NWQ Investment Management Company, the Sub-Adviser to the NQW Large Cap Portfolio of the Registrant, are set forth in the following table:

                                            Position with NWQ
Name                                        Investment Management Co.                   Other Business
----                                        -------------------------                   --------------
David A. Polak, CFA                         President and Director                               -

Edward C. Friedel, CFA                      Managing Director and Director                       -

James H. Galbreath, CFA                     Managing Director and Director                       -

Mary-Gene Slaven                            Managing Director

Michael C. Mendez, CIMA                     Managing Director

Jon Bosse, CFA                              Managing Director

Phyliss G. Thomas, CFA                      Managing Director

Thomas J. Laird, CFA                        Managing Director

Officers and Directors of Jurika & Voyles L.P., the Sub-Adviser to the Jurika & Voyles Core Equity Portfolio of the Registrant, are set forth in the following table:

                                      Position with                                  Other Business
Name                                  Jurika & Voyles L.P.                           Jurika & Voyles, Inc.
----                                  --------------------                           ---------------------
Bill Jurika                           President                                      Director

Glenn Voyles                          Executive Vice President                       Chairman

Karl Mills                            Executive Vice President                       Director

Chris Bittman                         Senior Vice President                          Director

Jim Christensen                       Senior Vice President                             --

Candace Tom                           Senior Vice President                             --

Guy Elliffe                           Vice President                                    --

Peter Goetz                           Vice President                                    --

Peter Voss                                   --                                      Director

Neal Ryland                                  --                                      Director

Item 27.  Principal Underwriter

               Not Applicable.


Item 28.  Location of Accounts and Records

        (1)    Mutual Management Corp.
               388 Greenwich Street
               New York,  NY  10013

        (2) Fidelity Investments Institutional Operations Company 82 Devonshire Street
               Boston,  MA  02109

        (3)    Fidelity Service Company
               82 Devonshire Street
               Boston,  MA  02109

        (4)    Chase Manhattan Bank, N.A.
               Chase MetroTech Center
               Brooklyn,  NY

        (5)    PNC Bank, N.A.
               200 Stevens Drive
               Lester, PA 19113

        (6)    Morgan Stanley Trust Company
               One Pierrepont Plaza
               Brooklyn,  NY  11201

        (7)    Brown Brothers Harriman & Company
               40 Water Street
               Boston,  MA  02109

        (8)    First Data Investor Services Group, Inc.
               53 State Street
               Boston, MA 02109


Item 29.  Management Services

Not Applicable.


Item 30.  Undertakings

The undersigned Registrant hereby undertakes to provide to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the Registrant, The Travelers Series Trust, has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and state of Connecticut, on the 25th day of January, 1999.


                           THE TRAVELERS SERIES TRUST
                                  (Registrant)



                                    By: *HEATH B. McLENDON
                                         --------------------------------------
                                           Heath B. McLendon
                                           Chairman, Board of Trustees


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of January, 1999.


*HEATH B. McLENDON                           Chairman of the Board
-----------------------------
 (Heath B. McLendon)

*KNIGHT EDWARDS                              Trustee
-----------------------------
 (Knight Edwards)

*ROBERT E. McGILL, III                       Trustee
-----------------------------
 (Robert E. McGill, III)

*LEWIS MANDELL                               Trustee
-----------------------------
 (Lewis Mandell)

*FRANCES M. HAWK                             Trustee
-----------------------------
 (Frances M. Hawk)

*LEWIS E. DAIDONE                            Treasurer
-----------------------------
 (Lewis E. Daidone)



*By:   /s/Ernest J. Wright, Attorney-in-Fact
        Secretary, Board of Trustees

EXHIBIT INDEX

Exhibit
 No.          Description                                                                            Method of Filing
 ---          -----------                                                                            ----------------


                                NOT APPLICABLE